SEI INVESTMENTS

                                                Annual Report as of May 31, 2001

                                             SEI Institutional Investments Trust

                                                                  Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                                  Small Cap Fund

                                                          Core Fixed Income Fund

                                                       International Equity Fund

TABLE OF CONTENTS


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Management's Discussion and Analysis of Fund Performance   1
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Report of Independent Accountants                          9
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Statements of Net Assets/Schedule of Investments          10
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Statement of Assets and Liabilities                       55
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Statements of Operations                                  56
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Statements of Changes in Net Assets                       57
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Financial Highlights                                      59
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Notes to Financial Statements                             60
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Notice to Shareholders                                    66
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
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001

Large Cap Fund

Objective
The Large Cap Fund seeks to provide long-term growth of capital and income.


Strategy
The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by eight investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis
The Large Cap Fund returned -11.54% for the fiscal year ended May 31, 2001. Since the inception of the Fund on June 14, 1996 through May 31, 2001 the Large Cap Fund returned 14.65% on an annualized basis, closely tracking the Russell 1000 Index return of 14.83% over the same time period.

The broader U.S. equity market posted negative absolute returns in the trailing twelve months as capital expenditures abruptly slowed. Specifically in large cap, value stocks outperformed growth stocks by more than thirty-five percent. Technology stocks saw their valuations correct sharply in the past twelve months after leading the broader market to three strong years of spectacular growth. The market embraced more traditional resource-based value issues after being largely ignored during the appreciation of growth stocks in the past few years.

The Fed in the early parts of the year aggressively increased rates in order to slow an economy growing above a long-term sustainable rate. An increase in rates and excessive inventories brought capital spending to a halt and caused many investors to reevaluate the growth assumptions embedded in many technology stocks' valuations. Specific industries like business machines, electronics, and the Internet led the market lower for the year. At the same time investors also began rewarding companies, which were trading at attractive valuations for a number of years. Industries such as railroads, aerospace, metals and energy stocks were rediscovered by investors after being largely ignored during the technology-driven bull market. The Fund relative to the Russell 1000 benchmark benefited from an overweight to insurance, domestic oil, railroads and financial services. However, the positive industry positioning was mitigated by difficult stock selection in pharmaceutical and business machine names.

Overall the Fund continues to target a style neutral position to the Russell 1000 Index, which controls unnecessary risk and puts the focus on stock selection from the eight specialist sub-advisers.


Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                   Annualized    Annualized
                     One Year          3 Year     Inception
                       Return          Return       to Date
--------------------------------------------------------------------------------
Large Cap Fund        -11.54%          4.84%          14.65%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Large Cap Fund, versus the Russell 1000 Index


[LINE GRAPH OMITTED]

         Large Cap Fund    Russell 1000 Index
6/30/96     10000                10000
5/31/97     12812                12697
5/31/98     17086                16597
5/31/99     20400                19968
5/31/00     22257                22356
5/31/01     19688                19948


1 For the period ended May 31, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.



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SEI Institutional Investments Trust / Annual Report / May 31, 2001             1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001

Large Cap Value Fund

Objective
The Large Cap Value Fund seeks to provide long-term growth of capital and income.


Strategy
The Large Cap Value Fund employs a multi-manager structure to gain exposure to the large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by four investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis
The Large Cap Value Fund returned 10.04% for the fiscal year ended May 31, 2001. Since the inception of the Fund on January 31, 2000 through May 31, 2001 the Large Cap Fund returned 10.64% on an annualized basis, leading the Russell 1000 Value Index return of 8.66% over the same time period.

Value stocks posted positive returns for the year, as investors shunned growth stocks and embraced resource-based value stocks. The Fund was well positioned for the recent rally in value stocks and was able to outperform from both stock selection and industry positioning.

Sanford Bernstein, our deep value manager had been positioning their portfolio in the resource based cyclical industries like chemicals, railroads, and energy to capture this value rotation. American Electric Power, Occidental Petroleum, St. Paul, Fort James, Champion International, Sears Roebuck, May Department Stores, Union Pacific, and Norfolk Southern were some of the positive contributors to their out performance. LSV Asset Management also outperformed significantly. Strong stock selection in specialty finance, construction, telephone and insurance drove their out performance. Boeing, Litton Industries, PNC Financial, NCR, Pulte, Ultramar Diamond Shamrock, Loews, Golden West Financial, Darden Restaurants, Household International, SBC Communications, and US West were some of the positive contributors.

Overall the Fund continues to target a style neutral position to the Russell 1000 Value Index, which controls unnecessary risk and puts the focus on stock selection from the four specialist sub-advisers.


Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                                 Annualized
                                     One Year     Inception
                                       Return       to Date
--------------------------------------------------------------------------------
Large Cap Value Fund                   10.04%         10.64%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Large Cap Value Fund, versus the Russell 1000 Value Index, the S&P 500/BARRA Value Index, and the S&P 500 Composite Index

[LINE GRAPH OMITTED]

               Large Cap Value Fund   Russell 1000 Value Index   S&P 500 Composite Index       S&P 500/BARRA Value Index
1/31/00              10000                  10000                      10000                         10000
5/31/00              10400                  10374                      10232                         10315
5/31/01              11444                  11169                       9153                         11051

1 For the period ended May 31, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 1/31/00.


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2             SEI Institutional Investments Trust / Annual Report / May 31, 2001

Large Cap Growth Fund

Objective
The Large Cap Growth Fund seeks to provide capital appreciation.


Strategy
The Large Cap Growth Fund employs a multi-manager structure to gain exposure to the large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by three investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

Analysis
The Large Cap Growth Fund returned -30.08% for the fiscal year ended May 31, 2001. Since the inception of the Fund on February 28, 2000 through May 31, 2001 the Large Cap Growth Fund returned -24.98% on an annualized basis, leading the Russell 1000 Growth Index return of -26.40% over the same time period.

Growth stocks posted disappointing returns in the past fiscal year after three consecutive years of strong returns. Specifically, technology stocks saw their valuations correct sharply in the past twelve months as capital spending came to a halt and inventory levels became excessive.

Provident Investment Counsel, our aggressive growth specialist had a difficult time, under performing the Russell 1000 growth benchmark significantly. Most of the under performance was due to their relative weights and negative stock selection in electronics, business services and Internet. Network Appliance, Microsoft, Sycamore Networks, Cisco Systems, Broadcom, and Juniper Networks were some of the negative contributors. Alliance Capital valuation conscious investment process helped them to weather this technology debacle and outperform the Russell 1000 growth benchmark. Relative industry positioning and strong stock selection within specialty finance, retail, electronics, and telephone helped their performance. Tyco International, Pfizer, Solectron, Nokia, AOL Time Warner, MBNA, Kohls, Kroger, and AT&T-Liberty Media were some of the positive contributors.

Overall the Fund continues to target a style neutral position to the Russell 1000 Growth Index, which controls unnecessary risk and puts the focus on stock selection from the four specialist sub-advisers.


Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                                 Annualized
                                     One Year     Inception
                                       Return       to Date
--------------------------------------------------------------------------------
Large Cap Growth Fund                 -30.08%        -24.98%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Large Cap Growth Fund, versus the Russell 1000 Growth Index and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

              Large Cap Growth Fund   Russell 1000 Growth Index    S&P 500/BARRA Growth Index
2/29/00              10000                   10000                        10000
5/31/00               9781                    9692                         9961
5/31/01               6839                    6812                         7374

1 For the period ended May 31, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 2/28/00.


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SEI Institutional Investments Trust / Annual Report / May 31, 2001             3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001

Small Cap Fund

Objective
The Small Cap Fund seeks to provide capital appreciation.


Strategy
The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Fund is sub-advised by ten investment managers, who are responsible for the stock selection of the investment portfolio.

Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: real estate specialty, deep-value, contrarian value, core value, price/book value, relative value, conservative growth, disciplined growth, earnings momentum, and aggressive growth.


Analysis
The period from June 30th, 2000 to May 31st, 2001 was highly volatile with small value outperforming small growth by approximately 45%. The dispersion between the small growth and small value indices effectively reversed the growth out performance trend over the last couple of years. The excess inventory buildup, high valuations and unsustainable growth rates finally caught up with the technology stocks. The highflying technology and telecommunication stocks lost more than 3 trillion dollars in terms of their market capitalization. The smaller technology companies, following the lead of the larger bellwethers such as Cisco Systems, EMC-Mass, Intel, and Lucent, lost more than 47% of their market value. Furthermore, most of the "new economy" stocks, specifically the Internet names lost approximately 70% of their market value. The investor perception started to move from a "growth orientation" to a "value discipline" fueling the value recovery. Money flowed into reasonably valued industries such as construction, healthcare, domestic oil and energy & utilities, contributing to the out performance versus their growth counterparts.

The Small Cap Fund returned 8.39% for the fiscal year ended May 31, 2001 versus the benchmark Russell 2000 Index return of 5.69%. Since inception, the Fund returned 11.42% outperforming the Russell 2000 Index return of 9.01%. The out performance for the fiscal year was driven by strong stock selection, specifically in technology, health care and capital goods. A few examples of strong performing stocks include; Mentor Graphics (+32%), Impath Inc. (+71%) and Emcore Group (+91%). The underlying small cap value piece of the fund significantly outperformed the Russell 2000 Value Index, driven mostly by positive industry weights and strong stock selection within the capital goods and deep cyclical sectors. The small cap growth component of the fund outperformed the growth benchmark driven primarily by stock selection within the health care and technology sectors.

Sterling Capital Management replaced Mellon Equity as the Core Value sub-adviser in December, 2000. Sterling's investment approach is fundamentally driven, focusing on developing a more concentrated portfolio based on bottom-up stock picking versus Mellon's quantitative orientation, which leads to a more diversified, risk-controlled portfolio. McKinley Capital Management was added in September, 2000 to account for the earnings momentum sub-style within the small cap growth universe. Chartwell Investment Partners was added in September, 2000 to represent the relative value sub-style within the small cap value universe.

Overall the Fund continues to target a style neutral position to the Russell 2000 Index which controls unnecessary risk and puts the focus on stock selection from the ten specialist sub-advisers.


Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                  Annualized      Annualized
                     One Year         3 Year       Inception
                       Return         Return         to Date
--------------------------------------------------------------------------------
Small Cap Fund          8.39%          7.32%          11.42%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Small Cap Fund, versus the Russell 2000 Index

[LINE GRAPH OMITTED]

         Small Cap Fund    Russell 2000 Index
6/30/96     10000                  10000
5/97        11199                  11156
5/98        14187                  13525
5/99        13363                  13161
5/00        16177                  14466
5/31/01     17535                  15289

1 For the period ended May 31, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.

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4             SEI Institutional Investments Trust / Annual Report / May 31, 2001

Core Fixed Income Fund

Objective
The Core Fixed Income Fund seeks to provide current income by investing in a diversified portfolio of fixed income securities while also limiting fluctuations in principal value. The Fund invests in every sector of the fixed income universe, including U.S. Treasuries, agencies, mortgage-backed securities, and investment-grade corporates.


Strategy
The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocations, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

Analysis
For the fiscal year ending May 31, 2001 the Core Fixed Income Fund returned 13.92%, outperforming the Lehman Brothers Aggregate Bond Index return of 13.11%. Performance was positively impacted by the Fund's overweight to the spread sectors, an allocation to Treasury Inflation Protected Securities (TIPS), and a longer than benchmark duration. The Fund's overweights to longer Treasuries and GNMA mortgages detracted from performance for the period.

The fiscal year was a positive one for bond investors as a slumping economy and subsequent Fed stimulus campaign prompted double-digit returns across all sectors. The period began with an inverted Treasury curve as the market continued to digest the budget-surplus induced buybacks of longer Treasuries, and the Federal Reserve remained focused on the dangers of inflation and the possible need for tighter monetary policy. Weakness in construction spending and the manufacturing sector during the summer months turned the markets attention to a slowing economy while an anemic 3rd quarter GDP number solidified the drastic change in investor sentiment to the possibility of recession. The Fed policy acted on the weakening economic data by adopted a bias towards easing prior to calendar year end. The Fed has wasted little time so far in 2001, carrying out the most aggressive Fed easing cycle in a decade. Five rate cuts of equal magnitude reduced the Fed Funds rate a whopping 250 basis points in five short months. The Treasury curve steepened severely during the fiscal year in reaction the Fed activity and the unwinding of the supply premium on Treasury bonds despite the continuation of the buyback program. The spread between the 2 and 30-year Treasuries has increased from -66 basis points at the beginning of the fiscal year, to +48 basis points by year-end 2000, and further widened out to +156 basis points by period end. The Fund benefited from a longer than benchmark duration as interest rates closed out the fiscal year lower across the curve. In addition, the Fund's allocation to inflation-linked Treasuries also boosted performance as these securities returned 14.47% for period, benefiting from persistent inflationary concerns caused by elevated commodity prices and the Fed's aggressive rate cuts. The Fund's overweight to longer Treasuries detracted from performance, however, as these issues failed to keep pace with the rest of the market due to the re-shaping of the yield curve.

Spread product suffered through most of calendar year 2000 as credit quality concerns and equity market inspired flight-to-quality-trading kept spreads at historically wide levels. Renewed investor confidence spurred by the Fed's action in the new year sparked a revival in the corporate market, however, as spreads tightened significantly despite the record pace of new issuance. The Fund's overweight to corporate issues was the biggest driver of performance during the fiscal year as the sector returned 14.29%. In addition, an overweight to long end of the credit curve also boosted performance as the steepening yield curve provided a technical boost to longer issues, which outperformed shorter maturities by over 200 basis points. Agencies also recovered nicely from the Congressional inquiries into the continuation of the implied government guarantee as spreads tightened with the increasing unlikelihood of further action. Mortgage performance lagged the

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SEI Institutional Investments Trust / Annual Report / May 31, 2001             5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001

Core Fixed Income Fund (Concluded)

rest of the spread sectors, yet still managed to outperform Treasuries, as lower interest rates increased pre-payment activity. The Fund's overweight to GNMA Mortgage-Backed Securities detracted slightly from performance as GNMA's lagged FNMA and FHLMC for the period, and the agency mortgages also benefited from dissipating credit quality concerns.


Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                         Annualized    Annualized
                            One Year         3 Year     Inception
                              Return         Return       to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund        13.92%          6.59%         7.98%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Core Fixed Income Fund, versus the Lehman Aggregate Bond Index

[LINE GRAPH OMITTED]

                Core Fixed Income Fund      Lehman Aggregate Bond Index
6/30/96                  10000                        10000
5/97                     10685                        10689
5/98                     11924                        11856
5/99                     12419                        12370
5/00                     12676                        12630
5/31/01                  14441                        14286

1 For the period ended May 31, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.

--------------------------------------------------------------------------------
6             SEI Institutional Investments Trust / Annual Report / May 31, 2001

International Equity Fund

Objective
The International Equity Fund seeks to provide long-term capital appreciation through investments in equity securities of non-U.S. issuers.


Strategy
The International Equity Fund is diversified across twenty-one markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained in growth and value styles of active management. The Fund employs multiple sub-advisers, each providing a unique regional or style management specialty. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Fund does not hedge currency exposure.


Analysis:
Confirmation of a global economic slowdown and the continuation of sector rotation away from technology-related stocks dominated the global equity markets for the year ended May 31, 2001. U.S. presidential election uncertainty, rising oil prices and the bottoming of the euro vis-a-vis the U.S. dollar were also factors. While the correction during the second half of 2000 decimated many of the more speculative areas of the markets, selling in recent months hurt higher-quality companies in the technology and telecommunications areas as well as the areas that once offered a haven to investors, such as pharmaceuticals, food and beverage and financials. International stocks fell in line with disappointing corporate earnings announcements and weaker economic data.

The developed markets collectively lost 17% during the period. Both the European and Pacific Basin equity markets were affected with most countries posting negative results for the period. From a style perspective, growth oriented shares, in startling contrast to year earlier performance driven by the global rally in technology-related issues, lagged value oriented stocks by a large margin. The Fund, however, was not materially impacted by this wide dispersion in performance across styles due to its style neutral construction.

While the general positioning of the fund remained intact during the twelve months ended May 2001, our managers were quite aggressive in managing the composition of assets, taking advantage of the valuation disparities that abounded. While the fund is currently near market weight in Japan, this has increased over the twelve months. There are exceptional investment opportunities among selected Japanese companies despite limited structural change and a problematic economy.

Our managers are finding tremendous prospects in companies that are actively improving their business model and pushing forward regardless of the problems that exist at the national level. As a result, despite their varied investment processes, our managers are investing in companies that are leading the restructuring charge, including Nissan Motor and financial giant, Mizuho Holdings. The Fund is underweight to the United Kingdom and some of the smaller European markets such as Finland and Denmark. The fund's top positions include Deutsche Bank, Vodafone, Novaris, ENI, Cannon and Total Fina.

The Fund's value-oriented managers outperformed over the period. This impressive performance was generated by strong stock selection in value-oriented sectors such as autos, banks and insurance. Peugeot, Honda Motor, Royal Bank of Scotland and ENI led the way. Our growth-oriented managers' performance was mixed. Despite their out-of-favor style, these managers were able to add value with holdings such as Reed International, Aventis, Alcatel and Atlas-Copco. While the fund remains slightly overweight the telecommunications and technology sectors, our growth-oriented managers have been quite aggressive during 2000-2001 in managing the composition of assets, taking advantage of significant valuation disparities. Going forward, despite the uncertainty surrounding an eventual economic recovery, our managers continue to find select opportunities by focusing on the quality of a company's earnings and management, among other things. This emphasis on quality stock-by-stock research will ultimately be rewarded.

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SEI Institutional Investments Trust / Annual Report / May 31, 2001             7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001


International Equity Fund (Concluded)

International Equity Fund:

AVERAGE ANNUAL TOTAL RETURN1

--------------------------------------------------------------------------------
                                         Annualized    Annualized
                            One Year         3 Year     Inception
                              Return         Return       to Date
--------------------------------------------------------------------------------
International Equity Fund     -18.21%        2.41%          5.03%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust International Equity Fund, versus the Morgan Stanley MSCI EAFE Index

[LINE GRAPH OMITTED]
            International Equity Fund       Morgan Stanley MSCI EAFE Index
6/30/96                  10000                             10000
5/97                     10680                             10695
5/98                     11791                             11883
5/99                     12608                             12401
5/00                     15485                             14527
5/31/01                  12665                             11989

1 For the period ended May 31, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.


--------------------------------------------------------------------------------
8             SEI Institutional Investments Trust / Annual Report / May 31, 2001

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI INSTITUTIONAL INVESTMENTS
TRUST:
In our opinion, the accompanying statements of net assets for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund and the statement of assets and liabilities, including the schedule of investments, for the Core Fixed Income Fund (constituting SEI Institutional Investments Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Trust at May 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
Philadelphia, PA
July 19, 2001



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SEI Institutional Investments Trust / Annual Report / May 31, 2001             9

STATEMENT OF NET ASSETS

Large Cap Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 1.8%
BF Goodrich                           16,200      $      677
Boeing                               403,800          25,395
General Dynamics                      95,650           7,415
Hughes Electronics,
  Cl H (General Motors)*              38,100             911
Lockheed Martin                      282,000          10,798
Northrop Grumman                      12,700           1,127
Raytheon*                            297,800           8,866
United Technologies                   80,800           6,731
                                                  ----------
                                                      61,920
                                                  ----------
AIR TRANSPORTATION -- 0.4%
AMR*                                  58,800           2,293
Continental Airlines, Cl B*            6,600             325
Delta Air Lines                      118,400           5,638
FedEx*                                52,000           2,080
Northwest Airlines*                    5,800             158
Sabre Holdings*                       21,100           1,102
Southwest Airlines                   137,150           2,743
UAL                                   10,600             395
US Airways Group*                      5,900             143
                                                  ----------
                                                      14,877
                                                  ----------
APPAREL/TEXTILES -- 0.3%
Cintas                               150,800           7,033
Jones Apparel Group*                  14,300             632
Liz Claiborne                         10,800             559
VF                                    57,395           2,374
                                                  ----------
                                                      10,598
                                                  ----------
AUTOMOTIVE -- 1.0%
Autoliv                               14,700             274
Dana                                 133,200           2,866
Delphi Automotive Systems            138,400           2,034
Ford Motor                           487,427          11,869
General Motors                       164,988           9,388
ITT Industries                        13,300             621
Paccar                                13,900             667
Rockwell International               126,100           5,927
SPX*                                   6,100             724
TRW                                   19,400             841
Visteon                               40,366             695
                                                  ----------
                                                      35,906
                                                  ----------
BANKS -- 7.8%
Amsouth Bancorporation                62,400           1,148
Associated Banc                       14,400             499
Astoria Financial                     73,800           4,125


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Bancwest                              16,200      $      556
Bank of America                      616,933          36,553
Bank of New York                     133,500           7,290
Bank One                             406,700          16,105
Banknorth Group                       21,400             435
BB&T                                  75,600           2,733
Centura Banks                          7,300             390
Charter One Financial                 34,800           1,053
City National                          9,700             414
Comerica                              79,800           4,541
Commerce Bancshares                    9,000             324
Compass Bancshares                    22,400             546
Dime Bancorp                          24,000             847
Fifth Third Bancorp                   80,014           4,710
First Tennessee National              25,000             890
First Union                          301,200           9,714
First Virginia Banks                  10,500             483
FirstMerit                            11,200             283
FleetBoston Financial                194,700           8,098
Golden State Bancorp                  12,400             362
Golden West Financial                 83,600           5,329
Greenpoint Financial                 138,600           5,265
Hibernia, Cl A                        33,900             552
Hudson City Bancorp                   10,800             237
Huntington Bancshares                 43,700             655
JP Morgan Chase                      640,460          31,479
Keycorp                              137,000           3,258
M&T Bank                              16,400           1,239
Marshall & Ilsley                     19,700           1,007
Mellon Financial                     296,800          13,599
Mercantile Bankshares                 15,000             584
National City                        265,700           7,785
National Commerce Financial           39,300             955
North Fork Bancorporation             26,600             759
Northern Trust                        38,600           2,553
Old National Bancorp                   8,100             211
Pacific Century Financial             11,100             274
PNC Financial Services Group         206,534          14,302
Popular                               21,900             687
Regions Financial                     38,500           1,195
SouthTrust                            64,600           1,613
Sovereign Bancorp                     46,500             527
State Street                         169,000           9,290
SunTrust Banks                        47,500           2,917
Synovus Financial                     37,400           1,136
TCF Financial                         16,300             683
Union Planters                        23,700             972
UnionBanCal                          119,300           3,830
US Bancorp                           634,300          14,145
Valley National Bancorp                7,980             215
Wachovia                              38,600           2,600
Washington Mutual                    454,800          16,200
Wells Fargo                          430,550          20,270

--------------------------------------------------------------------------------
10            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Wilmington Trust                       4,200      $      268
Zions Bancorporation                  17,100             926
                                                  ----------
                                                     269,616
                                                  ----------
BEAUTY PRODUCTS -- 0.6%
Avon Products                         43,700           1,912
Colgate-Palmolive                     36,500           2,067
Ecolab                                15,100             617
Estee Lauder, Cl A                     2,200              89
Gillette                              55,800           1,614
International Flavors & Fragrances    17,900             470
Procter & Gamble                     235,900          15,154
                                                  ----------
                                                      21,923
                                                  ----------
BIOTECHNOLOGY -- 1.0%
Amgen*                                88,800           5,895
Biogen*                              219,000          13,208
Celera Genomics Group-Applera*         2,300             100
Chiron*                                8,400             433
Genentech*                             6,800             340
Genzyme - General Division*            9,300             995
Gilead Sciences*                      17,100             885
Human Genome Sciences*                59,800           3,968
Idec Pharmaceuticals*                144,100           8,877
Quest Diagnostics*                     2,300             284
                                                  ----------
                                                      34,985
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.1%
Adelphia Communications, Cl A*        15,200             582
AOL Time Warner*                   1,125,300          58,774
AT&T - Liberty Media, Cl A*        2,150,100          36,229
Belo, Cl A                            12,800             249
Cablevision Systems -
 Rainbow Media Group*                  6,000             145
Cablevision Systems, Cl A*            58,200           3,309
Charter Communications, Cl A*         17,700             396
Chris-Craft Industries*                1,900             132
Clear Channel Communications*         66,200           4,036
Comcast, Cl A*                       642,000          26,296
Dow Jones                              5,200             290
EW Scripps, Cl A                       3,500             236
Emmis Communications, Cl A*            4,600             142
Entercom Communications*               5,000             245
Fox Entertainment Group, Cl A*        14,000             365
Gannett                               48,846           3,238
Getty Images*                          5,000             139
Harcourt General                      12,200             708
Hispanic Broadcasting*                 3,400              84
Interpublic Group                     23,900             878
Knight Ridder                         14,250             783
Lamar Advertising*                     5,200             216
McGraw-Hill                           34,400           2,206


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
New York Times, Cl A                  27,300      $    1,149
Omnicom Group                          2,500             233
Pegasus Communications*                5,100             109
Primedia*                             13,600             118
RR Donnelley & Sons                  127,200           3,854
Radio One, Cl A*                      10,900             207
Readers Digest Association, Cl A       4,350             127
Tribune                               33,200           1,425
True North Communications              9,400             390
UnitedGlobalCom, Cl A*                13,600             164
USA Networks*                         19,200             497
Viacom, Cl B*                        442,061          25,480
Washington Post, Cl B                    600             349
Westwood One*                         12,500             387
                                                  ----------
                                                     174,167
                                                  ----------
BUILDING & CONSTRUCTION -- 0.3%
American Standard*                    13,300             886
Centex                                58,200           2,170
Dycom Industries*                      2,200              36
Lafarge                                3,500             115
Martin Marietta Materials              8,000             395
Masco                                 84,700           1,979
Owens Corning*                        43,700              88
Pulte                                 68,700           2,775
Texas Industries                      37,200           1,218
USG                                    8,600              72
Vulcan Materials                      18,000             973
                                                  ----------
                                                      10,707
                                                  ----------
CHEMICALS -- 1.7%
Air Products & Chemicals              43,550           2,037
Ashland                              112,000           4,650
Cabot                                 12,650             475
Dow Chemical                         668,616          23,943
E.I. du Pont de Nemours              176,400           8,185
Eastman Chemical                     107,200           5,418
Engelhard                             22,500             625
Hercules                              18,400             246
IMC Global                            13,700             152
Lubrizol                              73,700           2,287
Lyondell Chemical                     77,900           1,289
Millennium Chemicals                  46,700             747
PPG Industries                        31,500           1,751
Rohm & Haas                           19,700             654
Sigma-Aldrich                         94,300           4,491
                                                  ----------
                                                      56,950
                                                  ----------
COAL MINING -- 0.1%
Massey Energy                         90,600           2,111
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            11

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
Arbitron*                              3,260      $       84
Cendant*                             114,400           2,194
Fluor                                 14,300             834
Manpower                              14,700             470
Paychex                              323,400          12,428
Quanta Services*                       3,900             132
Quintiles Transnational*              13,200             251
Servicemaster                         48,000             552
                                                  ----------
                                                      16,945
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 1.3%
Adtran*                                1,500              38
Advanced Fibre Communication*          3,400              63
American Tower, Cl A*                 12,200             302
Andrew*                                6,800             117
Antec*                                 3,000              35
CIENA*                               150,700           8,160
Commscope*                             2,500              59
Crown Castle International*           20,900             347
Ditech Communications*                 2,500              20
Harris                                12,100             344
Juniper Networks*                     89,500           3,806
Motorola                             221,300           3,253
Nokia Oyj ADR                            931          27,220
PanAmSat*                              4,500             169
Spectrasite Holdings*                 11,200              82
TeleCorp PCS, Cl A*                    5,600              95
Utstarcom*                             3,000              71
                                                  ----------
                                                      44,181
                                                  ----------
COMPUTERS & SERVICES -- 4.0%
3Com*                                 27,500             153
Adaptec*                              16,000             140
Affiliated Computer Services, Cl A*    4,800             347
Apple Computer*                       47,600             950
At Home*                              22,000              92
Autodesk                              58,500           1,786
Bisys Group                            3,100             158
Cabletron Systems*                    15,200             295
Cadence Design Systems*               32,800             694
Ceridian-New*                         16,300             311
Cisco Systems*                     1,855,598          35,739
CMGI*                                  5,800              24
CNET Networks*                         9,000              99
Compaq Computer                      583,800           9,335
Computer Sciences*                    10,000             420
Critical Path*                         9,900              12
Dell Computer*                       238,050           5,799
Diebold                               14,300             437
Earthlink*                             7,300              96
eBay*                                 80,000           4,842

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Electronic Data Systems              307,850      $   18,856
Electronics for Imaging*               4,900             118
EMC-Mass                             541,850          17,122
Freemarkets*                           1,300              16
Hewlett-Packard                      179,600           5,266
Homestore.com*                         1,200              34
International Business Machines      178,300          19,934
International Game Technology*         1,900             117
McData, Cl A*                          5,100             129
NCR*                                 109,600           5,139
Quantum - DLT & Storage*             121,900           1,462
RSA Security*                          4,050             117
Safeguard Scientifics*                13,900              85
Sandisk*                               2,000              47
Sun Microsystems*                    379,200           6,245
Synopsys*                              5,000             284
Unisys*                               25,800             308
WebMD*                                27,000             184
                                                  ----------
                                                     137,192
                                                  ----------
CONTAINERS & PACKAGING -- 0.2%
Ball                                  50,800           2,413
Bemis                                  6,800             258
Crown Cork & Seal                    140,300             718
Owens-Illinois*                      120,010             847
Sealed Air*                            2,200              91
Smurfit-Stone Container*             131,400           1,967
Sonoco Products                       73,300           1,858
                                                  ----------
                                                       8,152
                                                  ----------
DATA PROCESSING -- 1.5%
Acxiom*                                2,900              49
American Management Systems*           2,400              56
Automatic Data Processing            245,200          13,177
Choicepoint*                           4,650             179
eFunds*                                4,100              86
First Data                           467,100          30,646
Fiserv*                              150,200           8,278
Informix*                             46,465             218
Reynolds & Reynolds, Cl A             10,100             227
                                                  ----------
                                                      52,916
                                                  ----------
ELECTRICAL SERVICES -- 3.6%
AES*                                 430,337          19,537
Allegheny Energy                      21,400           1,138
Alliant Energy                        11,000             338
Ameren                                26,700           1,191
American Electric Power              184,320           9,253
American Power Conversion*             5,000              81
Calpine*                             149,000           7,346
Cinergy                               64,200           2,269
CMS Energy                            24,100             715
Consolidated Edison                  159,900           6,260
Constellation Energy Group            30,700           1,452


--------------------------------------------------------------------------------
12            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Dominion Resources                    45,100      $    2,990
DPL                                   20,200             582
DQE                                    7,400             177
DTE Energy                           123,100           5,505
Duke Energy                          136,800           6,254
Edison International                 232,500           2,518
Energy East                           83,600           1,704
Entergy                               38,800           1,676
Exelon                                57,800           3,920
FirstEnergy                           84,000           2,575
FPL Group                             82,150           4,785
GPU                                   61,800           2,073
Hubbell, Cl B                          7,200             208
Kemet*                                 3,800              70
Mirant*                              193,043           7,587
Molex                                  8,200             288
Montana Power                         21,400             274
Niagara Mohawk Holdings*              32,500             569
NiSource                              34,900           1,092
Northeast Utilities                   25,600             493
NRG Energy*                            5,400             158
NSTAR                                 12,295             520
PG&E                                 166,400           1,897
Pinnacle West Capital                 53,700           2,682
Potomac Electric Power                20,500             454
PPL                                   25,000           1,493
Progress Energy                       39,200           1,668
Public Service Enterprise Group      110,500           5,681
Puget Energy                          11,100             266
Reliant Energy                        95,900           4,419
Reliant Resources*                     6,000             206
Scana                                 13,300             382
Southern                             119,400           2,811
Teco Energy                           32,200           1,034
TXU                                   49,100           2,423
Utilicorp United                      20,700             747
Wisconsin Energy                      84,800           1,976
XCEL Energy                           63,100           1,912
                                                  ----------
                                                     125,649
                                                  ----------
ELECTRONICS -- 1.3%
Arrow Electronics*                    66,400           1,672
Avnet                                 69,500           1,712
AVX                                    3,900              73
Energizer Holdings*                   14,200             327
Flextronics International                555          14,003
Gentex*                                2,300              72
L-3 Communications Holdings*           4,900             434
Sanmina*                              21,100             571
Solectron*                         1,147,500          24,752
Tektronix*                            15,300             375
Thomas & Betts                        90,200           1,884
Vishay Intertechnology*                8,400             173
                                                  ----------
                                                      46,048
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.5%
Brunswick                             17,450      $      394
Galileo International                  8,500             236
Hasbro                                29,600             444
International Speedway, Cl A           2,400             105
Mattel                                75,400           1,342
Metro-Goldwyn-Mayer*                 177,400           4,011
Six Flags*                             9,200             207
Walt Disney                          376,209          11,896
                                                  ----------
                                                      18,635
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.3%
Allied Waste Industries*              32,400             547
Republic Services*                    26,900             494
Waste Management                     367,700          10,288
                                                  ----------
                                                      11,329
                                                  ----------
FINANCIAL SERVICES -- 10.6%
AG Edwards                            16,300             693
American Express                     215,700           9,085
Bear Stearns                          88,900           4,832
Capital One Financial                  3,700             241
Charles Schwab                       833,800          15,675
CIT Group, Cl A                       37,600           1,493
Citigroup                          2,011,581         103,094
Concord EFS*                         148,200           7,514
Countrywide Credit Industry           69,300           2,684
Deluxe                                13,800             382
Dun & Bradstreet*                      8,900             240
Etrade Group*                          9,000              68
Fannie Mae                           254,800          21,006
Franklin Resources                   141,700           6,306
Freddie Mac                          372,100          24,633
Goldman Sachs Group                  253,300          24,089
H&R Block                             14,500             865
Heller Financial, Cl A               115,500           3,973
Household International              247,600          16,257
Knight Trading Group*                  1,900              27
Legg Mason                             5,800             265
Lehman Brothers Holdings             143,400          10,269
MBNA                                 558,587          20,143
Merrill Lynch                        149,500           9,713
Moody's                               26,900             863
Morgan Stanley Dean Witter           684,100          44,473
Neuberger Berman                       7,600             592
Nova/Georgia*                        106,600           3,242
Providian Financial                  180,400          10,240
Stilwell Financial                    39,800           1,307
T. Rowe Price Group                  167,900           6,160
USA Education                        228,300          16,006
                                                  ----------
                                                     366,430
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            13

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 3.1%
Adolph Coors, CL B                    33,000      $    1,713
Albertson's                          142,800           4,098
American Water Works                  15,200             467
Anheuser-Busch                       144,900           6,376
Archer-Daniels-Midland               109,500           1,478
Brown-Forman, Cl B                     7,000             459
Campbell Soup                         30,000             886
Coca-Cola                            106,800           5,062
Coca-Cola Enterprises                 24,800             414
Conagra Foods                        356,500           7,433
Flowers Foods*                         3,560             113
General Mills                         29,100           1,233
H.J. Heinz                            60,900           2,638
Hershey Foods                         16,200             982
Hormel Foods                          10,600             250
IBP                                  136,950           2,575
Kellogg                               27,900             745
Kroger*                              339,400           8,465
McCormick                             13,800             558
Pepsi Bottling Group                   8,700             379
PepsiAmericas                         24,100             366
Pepsico                              233,900          10,469
Philip Morris                        570,600          29,335
Quaker Oats                           11,900           1,141
Ralston Purina Group                  53,900           1,670
RJ Reynolds Tobacco Holdings          34,300           2,040
Ruddick                               49,300             743
Safeway*                              49,700           2,517
Sara Lee                              84,672           1,595
Supervalu                            202,400           3,149
Sysco                                 59,000           1,754
Tootsie Roll Industries                4,942             223
Tyson Foods, Cl A                    100,600           1,282
UST                                   18,700             545
Viad                                  15,150             383
Winn-Dixie Stores                     16,700             444
WM Wrigley Jr.                        28,000           1,345
                                                  ----------
                                                     105,325
                                                  ----------
GAS/NATURAL GAS -- 1.6%
Dynegy, Cl A                         247,200          12,187
El Paso                              277,100          16,875
Enron                                279,900          14,810
KeySpan                               27,250           1,088
Kinder Morgan                         21,600           1,193
MCN Energy Group                      17,000             408
National Fuel Gas                      5,300             303
Nicor                                  8,800             341
Praxair                               30,200           1,519
Questar                               12,300             381
Sempra Energy                         35,100             958
Williams                             158,600           6,249
                                                  ----------
                                                      56,312
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS -- 0.1%
Black & Decker                        13,100      $      519
Illinois Tool Works                   45,200           3,094
Stanley Works                         13,900             528
                                                  ----------
                                                       4,141
                                                  ----------
HOTELS & LODGING -- 0.2%
Harrah's Entertainment*               21,100             772
Hilton Hotels                         54,400             674
Mandalay Resort Group*                 8,100             205
Marriott International, Cl A          34,800           1,648
MGM Mirage*                           10,300             324
Park Place Entertainment*             51,100             638
Starwood Hotels & Resorts Worldwide    36,900          1,396
                                                  ----------
                                                       5,657
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 2.4%
Clorox                               189,200           6,554
Fortune Brands                        26,900             924
General Electric                   1,259,300          61,706
Leggett & Platt                      102,400           2,245
Maytag                                13,100             433
Newell Rubbermaid                    154,500           3,904
Whirlpool                            124,600           7,836
                                                  ----------
                                                      83,602
                                                  ----------
INSURANCE -- 6.2%
Aetna*                                61,200           1,429
Aflac                                 90,900           2,948
Allmerica Financial                    9,600             525
Allstate                             225,100          10,134
AMBAC Financial Group                 16,360             917
American General                      91,100           4,120
American International Group         864,925          70,059
AON                                  417,500          14,613
Chubb                                241,400          18,189
Cigna                                242,400          22,900
Cincinnati Financial                  28,900           1,214
Conseco*                              59,200           1,031
Erie Indemnity, Cl A                   9,300             336
Hartford Financial Services Group    262,200          17,751
Jefferson-Pilot                       28,950           1,372
John Hancock Financial Services       19,600             776
Lincoln National                      78,500           3,865
Loews                                 96,168           6,635
Marsh & McLennan                      49,400           5,182
MBIA                                  57,150           3,015
Metlife                               53,300           1,698
MGIC Investment                       19,000           1,337
Mony Group                             7,100             261
Nationwide Financial Services, Cl A    5,700             252
Old Republic International           153,300           4,328


--------------------------------------------------------------------------------
14            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Pacificare Health Systems*             3,400      $       60
PMI Group                             56,100           3,916
Progressive-Ohio                       9,500           1,245
Protective Life                       10,300             339
Radian Group                           9,500             807
Reinsurance Group of America           3,800             136
Safeco                                24,700             694
St. Paul                              98,200           4,969
Torchmark                             21,800             827
Transatlantic Holdings                 2,400             299
Trigon Healthcare*                     7,600             433
UnitedHealth Group                    54,500           3,134
Unitrin                                6,000             234
UnumProvident                         37,900           1,228
Wellpoint Health Networks*            11,200             972
                                                  ----------
                                                     214,180
                                                  ----------
LEASING & RENTING -- 0.0%
Comdisco                              23,100              50
Gatx                                  12,300             495
                                                  ----------
                                                         545
                                                  ----------
MEASURING DEVICES -- 0.1%
Parker Hannifin                       19,700             952
PerkinElmer                            7,600             525
Thermo Electron*                      58,750           1,640
                                                  ----------
                                                       3,117
                                                  ----------
MACHINERY -- 1.0%
Applied Materials*                   156,900           7,834
Caterpillar                           62,200           3,369
Cummins Engine                        65,300           2,765
Deere                                189,200           7,069
Dover                                 35,200           1,492
Emerson Electric                      76,500           5,180
Ingersoll-Rand                        28,400           1,402
Johnson Controls                      14,800           1,042
Nacco Industries, Cl A                10,900             797
Pall                                  19,700             455
Pentair                                9,100             327
Tecumseh Products, Cl A               47,600           2,478
                                                  ----------
                                                      34,210
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 4.4%
Bausch & Lomb                         86,150           4,075
Baxter International                 106,400           5,254
Beckman Coulter                       74,300           2,805
Becton Dickinson                      47,800           1,641
Biomet                                26,100           1,166
Boston Scientific*                   579,800          10,042
CR Bard                               10,300             581


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Cardinal Health                      325,450      $   23,429
Dentsply International                 8,000             352
Express Scripts, Cl A*                 2,400             232
HCA                                  390,600          15,757
Health Management Associates, Cl A*    7,700             137
Healthsouth*                          66,500             845
Hillenbrand Industries                 9,300             480
IMS Health                           418,100          12,117
Johnson & Johnson                    339,800          32,944
McKesson HBOC                         43,900           1,518
Medtronic                            688,100          29,575
St. Jude Medical*                     12,900             794
Sybron Dental Specialties*             4,300              89
Tenet Healthcare*                    146,600           6,669
Universal Health Services, Cl B*       2,900             232
                                                  ----------
                                                     150,734
                                                  ----------
METALS & METAL FABRICATE/HARDWARE -- 0.0%
Timken                                61,600           1,090
                                                  ----------
METALS & MINING -- 0.2%
Alcoa                                157,100           6,779
Homestake Mining                      47,200             305
Newmont Mining                        28,500             584
Phelps Dodge                          13,100             592
                                                  ----------
                                                       8,260
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 1.8%
Cooper Industries                     52,246           1,987
Crane                                  7,200             209
Danaher                               14,600             920
Eaton                                 11,500             899
FMC*                                  75,700           5,777
Honeywell International              171,500           8,301
Textron                               22,400           1,290
Tyco International Ltd.              761,300          43,737
                                                  ----------
                                                      63,120
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.4%
Avery Dennison                        15,200             889
Herman Miller                          2,900              78
Minnesota Mining & Manufacturing      72,400           8,585
Pitney Bowes                          45,400           1,795
Steelcase, Cl A                        9,600             129
Xerox                                125,500           1,244
                                                  ----------
                                                      12,720
                                                  ----------
PAINT & RELATED PRODUCTS -- 0.1%
Sherwin-Williams                     120,300           2,567
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            15

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.4%
Boise Cascade                          7,800      $      275
Bowater                               10,200             492
Georgia-Pacific (Timber Group)        10,500             338
Georgia-Pacific Group                 38,718           1,373
International Paper                  382,988          14,649
Kimberly-Clark                       295,668          17,873
Mead                                  16,650             483
Temple-Inland                          8,500             451
Westvaco                              80,800           2,056
Weyerhaeuser                         153,250           8,767
Willamette Industries                 16,000             804
                                                  ----------
                                                      47,561
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 5.7%
Amerada Hess                         104,500           8,949
Anadarko Petroleum                    33,300           2,085
Apache                                 8,300             494
Baker Hughes                          32,500           1,281
BJ Services*                           1,200              90
BP Amoco ADR                         117,300           6,263
Burlington Resources                  36,800           1,800
Chevron                              124,700          11,977
Conoco, Cl A                         132,000           4,081
Conoco, Cl B                         114,050           3,558
Cooper Cameron*                        1,700             118
Devon Energy                          13,300             774
Diamond Offshore Drilling              8,100             321
Ensco International                   19,600             631
EOG Resources                          9,300             417
Equitable Resources                    8,000             594
Exxon Mobil                          671,801          59,622
Global Industries*                    13,200             212
Global Marine*                       186,600           4,786
Grant Prideco*                        18,800             423
Halliburton                           36,700           1,715
Hanover Compressor*                    3,900             144
Helmerich & Payne                      9,200             364
Kerr-McGee                            16,000           1,115
Marine Drilling*                       5,600             146
Murphy Oil                             5,100             429
Nabors Industries*                    62,700           3,188
National-Oilwell*                     10,200             352
Newfield Exploration*                  2,500              88
Noble Affiliates                      11,300             469
Noble Drilling*                      126,200           5,389
Occidental Petroleum                 409,828          12,283
Ocean Energy                          29,800             566
Phillips Petroleum, NY Shares        397,300          25,721
Pride International*                  12,000             320
Rowan*                                 7,500             224
Smith International*                   4,000             311

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Sunoco                                14,200      $      554
Texaco                               170,300          12,159
Tidewater                              6,500             305
Tosco                                105,300           5,259
Transocean Sedco Forex                70,600           3,774
Ultramar Diamond Shamrock            121,700           6,103
Unocal                                45,300           1,751
USX-Marathon Group                    97,300           3,148
Valero Energy                          9,600             423
Varco International*                  12,700             306
Weatherford International*            16,100             908
                                                  ----------
                                                     195,990
                                                  ----------
PHARMACEUTICALS -- 6.4%
Abbott Laboratories                  255,200          13,265
Allergan                             133,700          11,993
American Home Products                80,400           5,089
Bristol-Myers Squibb                 181,250           9,831
Celgene*                               3,000              85
Cephalon*                              2,100             127
Elan ADR                                  81           4,649
Forest Laboratories*                  87,700           6,495
ICN Pharmaceuticals                   16,400             496
Merck                                332,600          24,276
Mylan Laboratories                    18,600             592
Pfizer                             2,130,510          91,378
Pharmacia                            590,099          28,655
Schering-Plough                      376,750          15,805
Sepracor*                              4,100             137
Teva Pharmaceutical Industries ADR        64           3,702
Vertex Pharmaceuticals*               54,800           2,408
Watson Pharmaceutical*                 7,600             457
                                                  ----------
                                                     219,440
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
Eastman Kodak                        147,300           6,972
                                                  ----------
RAILROADS -- 0.9%
Burlington Northern Santa Fe         287,200           8,923
Canadian Pacific                      35,600           1,470
CSX                                  128,474           4,779
Florida East Coast Industries, Cl A    4,100             161
Kansas City Southern Industries*       6,400             103
Norfolk Southern                     258,900           5,740
Union Pacific                        156,575           9,003
                                                  ----------
                                                      30,179
                                                  ----------


--------------------------------------------------------------------------------
16            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
AMB Property                           8,300      $      205
Apartment Investment &
  Management, Cl A                    15,300             702
Archstone Communities Trust           17,300             433
AvalonBay Communities                 14,500             672
Boston Properties                     13,500             538
CarrAmerica Realty                    12,900             361
Crescent Real Estate Equity           13,800             337
Duke-Weeks Realty                     18,300             427
Equity Office Properties Trust        59,700           1,737
Equity Residential Property Trust     25,400           1,363
General Growth Properties             10,400             392
Host Marriott                         35,700             462
iStar Financial                       12,600             332
Kimco Realty                           6,700             286
Liberty Property Trust                 8,700             252
Mack-Cali Realty                       4,000             110
Pinnacle Holdings*                     7,900              32
Plum Creek Timber                     12,900             356
Post Properties                        8,200             299
Prologis Trust                        21,200             454
Public Storage                        11,600             320
Rouse                                  8,400             238
Simon Property Group                  22,200             602
Spieker Properties                    12,400             704
Vornado Realty Trust                  13,200             495
                                                  ----------
                                                      12,109
                                                  ----------
RETAIL -- 5.6%
Autonation*                           40,500             472
Autozone*                             20,300             671
Bed Bath & Beyond*                   140,100           4,143
Big Lots*                             11,000             143
BJ's Wholesale Club*                  11,800             575
Blockbuster, Cl A                      5,800             125
Brinker International*                17,850             438
Circuit City Stores                   15,100             227
Costco Wholesale*                    486,200          18,918
CVS                                  154,500           8,482
Darden Restaurants                   183,900           5,131
Dollar General                         5,100              96
Family Dollar Stores                   7,600             211
Federated Department Stores*         157,700           7,065
Home Depot                           904,100          44,563
JC Penney                             49,600           1,037
K Mart*                               83,900             946
Kohls*                               470,000          28,929
Limited                               46,500             758
Lowe's                               121,400           8,441
May Department Stores                140,632           4,599
McDonald's                           233,900           7,082
Nike, Cl B                            12,400             510

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Nordstrom                             15,900      $      295
Office Depot*                         45,300             414
Outback Steakhouse*                   10,500             299
Rite Aid*                             58,700             491
Ross Stores                           17,000             406
Saks*                                 22,100             255
Sears Roebuck                        377,600          15,059
Staples*                              27,300             396
Talbots                                4,100             148
Target                               134,200           5,073
Tiffany                                7,700             266
TJX                                   24,600             823
Toys "R" Us*                          34,000             942
Tricon Global Restaurants*            18,850             861
Wal-Mart Stores                      131,300           6,795
Walgreen                             378,500          15,212
Wendy's International                 15,700             387
Williams-Sonoma*                       2,500              84
                                                  ----------
                                                     191,768
                                                  ----------
RUBBER-TIRES -- 0.1%
Cooper Tire & Rubber                  72,530             954
Goodyear Tire & Rubber               104,700           3,048
                                                  ----------
                                                       4,002
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.4%
Advanced Micro Devices*               22,000             622
Altera*                              476,100          11,426
Analog Devices*                      134,600           5,996
Applied Micro Circuits*               98,100           1,773
Cypress Semiconductor*                 6,500             137
Intel                                833,400          22,510
International Rectifier*               3,600             216
JDS Uniphase*                        238,940           3,993
Lattice Semiconductor*                 3,300              72
Micron Technology*                   347,200          13,020
New Focus*                             1,100              11
PMC-Sierra*                           87,700           2,745
QLogic*                              115,100           5,871
Taiwan Semiconductor
  Manufacturing Ltd. ADR                 296           5,885
Texas Instruments                    204,900           6,991
Virata*                                2,400              25
                                                  ----------
                                                      81,293
                                                  ----------
SOFTWARE -- 3.5%
BEA Systems*                         174,900           6,275
Brocade Communications System*       192,400           7,504
Cacheflow*                             2,400              15
Check Point Software Technologies        147           7,920
Compuware*                            23,100             255
DST Systems*                         122,500           6,511

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            17

STATEMENT OF NET ASSETS

Large Cap Fund (Concluded)
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Electronic Arts                       55,100      $    3,245
Intuit*                                9,800             314
Keane*                                 4,900              93
Mercury Interactive*                  86,500           5,124
Microsoft*                           761,100          52,653
National Instruments*                  1,100              40
Network Associates*                    8,300             121
Novell*                               42,000             190
Oracle*                               71,000           1,086
Parametric Technology*                10,200             121
Peoplesoft*                           11,200             452
Pixar*                                 2,100              87
Rational Software*                    99,200           2,391
Red Hat*                               4,900              27
Roxio*                                 2,634              31
S1*                                    6,900              78
SunGard Data Systems*                 97,000           5,770
Sybase*                               19,000             295
Veritas Software*                    279,000          18,389
webMethods*                           77,600           2,160
                                                  ----------
                                                     121,147
                                                  ----------
STEEL & STEEL WORKS -- 0.0%
Allegheny Technologies                14,300             295
Nucor                                 13,100             671
USX-U.S. Steel Group                  16,300             318
                                                  ----------
                                                       1,284
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 5.4%
Alltel                                51,900           3,010
Amdocs                                   274          16,924
Aspect Communications*                 3,400              20
AT&T                                 965,350          20,436
AT&T Wireless Group*                 946,900          16,950
BellSouth                            375,686          15,490
Broadwing*                            40,100             990
CenturyTel                            23,800             677
Citizens Communications*              48,400             719
COX Communications, Cl A*             86,700           3,750
Dobson Communications, Cl A*           3,700              56
Level 3 Communications*               20,000             224
McLeodUSA, Cl A*                       6,900              32
Metromedia Fiber Network, Cl A*        3,600              14
NTL*                                  50,500           1,085
Qwest Communications International*  248,055           9,114
RCN*                                   9,100              50
SBC Communications                   797,900          34,350
Sprint (FON Group)                   318,800           6,475
Sprint (PCS Group)*                  221,300           4,869
Telephone & Data Systems               9,750           1,029
Time Warner Telecom, Cl A*            63,500           2,600
US Cellular*                           2,000             122
Verizon Communications*              607,552          33,324


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Vodafone Group ADR                       222      $    5,758
Williams Communications Group*        75,353             316
WorldCom*                            403,600           7,200
XO Communications, Cl A*              32,400              94
                                                  ----------
                                                     185,678
                                                  ----------
TRUCKING -- 0.1%
C.H. Robinson Worldwide                5,400             161
Expeditors International Washington    2,100             135
Navistar International*               51,100           1,486
United Parcel Service, Cl B           17,800           1,058
Yellow*                               84,800           1,616
                                                  ----------
                                                       4,456
                                                  ----------
WHOLESALE -- 0.2%
Fastenal                              43,000           2,886
Genuine Parts                         83,600           2,388
Ingram Micro, Cl A*                   88,600           1,174
Tech Data*                            36,900           1,108
WW Grainger                           11,800             521
                                                  ----------
                                                       8,077
                                                  ----------
Total Common Stocks
  (Cost $3,071,832)                                3,376,773
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.1%
U.S. Treasury Bills (A)
  3.550%, 08/30/01                    $4,800           4,757
                                                  ----------
Total U.S. Treasury Obligation
  (Cost $4,742)                                        4,757
                                                  ----------

COMMERCIAL PAPER -- 0.2%
General Electric Capital
  4.030%, 06/04/01                     6,673           6,671
                                                  ----------
Total Commercial Paper (Cost $6,671)                   6,671
                                                  ----------

OTHER INVESTMENT COMPANIES -- 0.3%
Evergreen Select Money Market
  Fund, Cl I                       1,850,876           1,851
Evergreen Select Money Market
  Fund, Cl Y                       3,089,162           3,089
Fidelity Institutional Domestic
  Portfolio, Cl I                  1,765,618           1,766
Fidelity Institutional Government
  Portfolio - III, Cl I            1,850,876           1,851
                                                  ----------
Total Other Investment Companies
  (Cost $8,557)                                        8,557
                                                  ----------

--------------------------------------------------------------------------------
18            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
Morgan Stanley Dean Witter (B)
  4.090%, dated 05/31/01, matures
  06/01/01, repurchase price $24,306,443
  (collateralized by FNMA Obligations,
  total market value $24,838,803)    $24,303      $   24,303
                                                  ----------
Total Repurchase Agreement
  (Cost $24,303)                                      24,303
                                                  ----------
Total Investments -- 99.1%
  (Cost $3,116,105)                                3,421,061
                                                  ----------
Other Assets and Liabilities, Net -- 0.9%             30,612
                                                  ----------

NET ASSETS:
Fund Shares
  (unlimited authorization -- no par value)
  based on 211,605,710 outstanding shares
  of beneficial interest                           3,421,663
Undistributed net investment income                    6,637
Accumulated net realized loss on investments        (283,027)
Net unrealized appreciation on investments           304,956
Net unrealized appreciation on futures contracts       1,444
                                                  ----------
Total Net Assets -- 100.0%                        $3,451,673
                                                  ==========
Net asset value, offering and redemption
  price per share                                     $16.31
                                                  ==========
*Non-Income Producing Security
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            19

STATEMENT OF NET ASSETS


Large Cap Value Fund
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
AEROSPACE & DEFENSE -- 3.0%
BF Goodrich                            3,000        $    125
Boeing                                66,000           4,151
General Dynamics                      16,600           1,287
Hughes Electronics, Cl H
  (General Motors)*                    6,200             148
Lockheed Martin                       52,300           2,003
Northrop Grumman                       2,100             186
Raytheon                              52,300           1,557
SCI Systems*                             700              17
United Technologies                   12,900           1,075
                                                  ----------
                                                      10,549
                                                  ----------
AIR TRANSPORTATION -- 0.7%
AMR*                                  11,500             448
Continental Airlines, Cl B*              900              44
Delta Air Lines                       17,900             852
FedEx*                                 8,700             348
Northwest Airlines*                      800              22
Sabre Holdings*                        3,400             178
Southwest Airlines                    21,700             434
UAL                                    1,700              63
US Airways Group*                      1,000              24
                                                  ----------
                                                       2,413
                                                  ----------
APPAREL/TEXTILES -- 0.2%
Jones Apparel Group*                   2,100              93
Liz Claiborne                          1,600              83
VF                                    12,900             534
                                                  ----------
                                                         710
                                                  ----------
AUTOMOTIVE -- 1.7%
Autoliv                                2,300              43
Dana                                  27,700             596
Delphi Automotive Systems             26,500             390
Ford Motor                            77,322           1,883
General Motors                        27,400           1,559
ITT Industries                         2,100              98
Paccar                                 2,200             106
Rockwell International                18,100             851
SPX*                                     900             107
TRW                                    3,100             134
Visteon                                6,652             115
                                                  ----------
                                                       5,882
                                                  ----------
BANKS -- 11.3%
Amsouth Bancorporation                10,100             186
Associated Banc                        2,200              76
Astoria Financial                     11,500             643
Bancwest                               2,600              89

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Bank of America                      102,400        $  6,067
Bank of New York                      22,000           1,201
Bank One                              52,400           2,075
Banknorth Group                        4,600              93
BB&T                                  11,800             427
Centura Banks                          1,300              69
Charter One Financial                  5,700             172
City National                          1,600              68
Comerica                              10,900             620
Commerce Bancshares                    1,500              54
Compass Bancshares                     4,100             100
Dime Bancorp                           3,200             113
Fifth Third Bancorp                   12,938             762
First Tennessee National               4,000             142
First Union                           40,500           1,306
First Virginia Banks                   1,100              51
FirstMerit                             1,900              48
FleetBoston Financial                 31,300           1,302
Golden State Bancorp                   1,900              55
Golden West Financial                 14,800             943
Greenpoint Financial                  21,200             805
Hibernia, Cl A                         3,800              62
Hudson City Bancorp                      900              20
Huntington Bancshares                  8,000             120
JP Morgan Chase                       62,690           3,081
Keycorp                               21,200             504
M&T Bank                               2,700             204
Marshall & Ilsley                      2,800             143
Mellon Financial                      51,700           2,369
Mercantile Bankshares                  2,300              90
National City                         36,400           1,067
National Commerce Financial            6,600             160
North Fork Bancorporation              4,300             123
Northern Trust                         6,200             410
Old National Bancorp                   1,300              34
Pacific Century Financial              2,700              67
PNC Financial Services Group          35,900           2,486
Popular                                3,600             113
Regions Financial                      6,700             208
SouthTrust                            10,000             250
Sovereign Bancorp                      8,200              93
State Street                           8,600             473
SunTrust Banks                         7,400             454
Synovus Financial                      6,100             185
TCF Financial                          2,500             105
Union Planters                         4,200             172
UnionBanCal                           18,000             578
US Bancorp                           107,900           2,406
Valley National Bancorp                1,365              37
Wachovia                               5,900             397
Washington Mutual                     62,850           2,239
Wells Fargo                           71,300           3,357
Wilmington Trust                         700              45
Zions Bancorporation                   2,600             141
                                                  ----------
                                                      39,660
                                                  ----------

--------------------------------------------------------------------------------
20            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 1.0%
Avon Products                          6,900        $    302
Colgate-Palmolive                      6,100             345
Ecolab                                 2,800             114
Estee Lauder, Cl A                       400              16
Gillette                               9,200             266
International Flavors & Fragrances     2,600              68
Procter & Gamble                      37,800           2,428
                                                  ----------
                                                       3,539
                                                  ----------
BIOTECHNOLOGY -- 0.6%
Biogen*                               29,300           1,767
Celera Genomics Group-Applera*           400              17
Chiron*                                1,200              62
Genentech*                             1,100              55
Genzyme - General Division*            1,500             160
Gilead Sciences*                       2,400             124
Quest Diagnostics*                       400              49
                                                  ----------
                                                       2,234
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 2.9%
Adelphia Communications, Cl A*         2,300              88
AOL Time Warner*                       9,000             470
AT&T - Liberty Media, Cl A*          147,000           2,477
Belo, Cl A                             2,300              45
BHC Communications, Cl A*                100              14
Cablevision Systems - Rainbow
  Media Group*                           950              23
Cablevision Systems, Cl A*             1,500              85
Charter Communications, Cl A*          2,700              60
Chris-Craft Industries*                  400              28
Clear Channel Communications*         10,500             640
Comcast, Cl A*                        27,000           1,106
Dow Jones                              1,000              56
EW Scripps, Cl A                         700              47
Emmis Communications, Cl A*              900              28
Entercom Communications*               1,050              51
Fox Entertainment Group, Cl A*         2,600              68
Gannett                                7,700             510
Getty Images*                            800              22
Harcourt General                       1,700              99
Hearst-Argyle Television*                400               8
Interpublic Group                      3,700             136
Knight Ridder                          2,100             115
Lamar Advertising*                       900              37
McGraw-Hill                            5,800             372
New York Times, Cl A                   4,800             202
Omnicom Group                            300              28
Pegasus Communications*                  700              15
Primedia*                              2,400              21
RR Donnelley & Sons                   16,400             497
Radio One, Cl A*                       2,000              38
Readers Digest Association, Cl A         500              15

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Tribune                                6,000      $      258
True North Communications              1,200              50
UnitedGlobalCom, Cl A*                 2,000              24
USA Networks*                          3,100              80
Viacom, Cl B*                         36,773           2,120
Washington Post, Cl B                    100              58
Westwood One*                          1,700              53
                                                  ----------
                                                      10,044
                                                  ----------
BUILDING & CONSTRUCTION -- 0.5%
American Standard*                     2,100             140
Centex                                 7,500             280
Dycom Industries*                        400               6
Lafarge                                  700              23
Martin Marietta Materials              1,400              69
Masco                                 13,200             308
Owens Corning*                         6,900              14
Pulte                                 12,700             513
Texas Industries                       5,500             180
USG                                    1,600              13
Vulcan Materials                       2,500             135
                                                  ----------
                                                       1,681
                                                  ----------
CHEMICALS -- 2.7%
Air Products & Chemicals               6,700             313
Ashland                               20,000             830
Cabot                                  2,000              75
Dow Chemical                         110,867           3,970
E.I. du Pont de Nemours               28,100           1,304
Eastman Chemical                      23,700           1,198
Engelhard                              4,000             111
Hercules                               3,400              45
IMC Global                             2,200              24
Lubrizol                              14,500             450
Lyondell Chemical                      1,700              28
Millennium Chemicals                  10,000             160
PPG Industries                         4,700             261
Rohm & Haas                            2,700              90
Sigma-Aldrich                         16,100             767
                                                  ----------
                                                       9,626
                                                  ----------
COAL MINING -- 0.1%
Massey Energy                         10,900             254
                                                  ----------
COMMERCIAL SERVICES -- 0.2%
Arbitron*                                600              15
Cendant*                              18,500             355
Fluor                                  2,300             134
Manpower                               2,200              70
Quanta Services*                         500              17
Quintiles Transnational*               2,400              46
Servicemaster                          8,800             101
                                                  ----------
                                                         738
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            21

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Adtran*                                  300        $      8
Advanced Fibre Communication*            400               7
American Tower, Cl A*                  2,300              57
Andrew*                                1,300              22
Antec*                                   600               7
Commscope*                               500              12
Crown Castle International*            3,200              53
Ditech Communications*                   500               4
Harris                                 2,000              57
Motorola                              35,700             525
PanAmSat*                                700              26
Spectrasite Holdings*                  2,900              21
TeleCorp PCS, Cl A*                      700              12
Utstarcom*                               500              12
                                                  ----------
                                                         823
                                                  ----------
COMPUTERS & SERVICES -- 2.8%
3Com*                                  2,800              16
Adaptec*                               2,700              24
Affiliated Computer Services, Cl A*      900              65
Apple Computer*                        7,700             154
At Home*                               4,000              17
Autodesk                               7,000             214
Bisys Group                              400              20
Cabletron Systems*                     3,000              58
Cadence Design Systems*                5,000             106
Ceridian-New*                          3,000              57
CMGI*                                  1,100               5
CNET Networks*                         1,400              15
Compaq Computer                      100,400           1,605
Computer Sciences*                     1,500              63
Critical Path*                         1,800               2
Diebold                                2,200              67
Earthlink*                             1,400              18
Electronic Data Systems               35,300           2,162
Electronics for Imaging*                 800              19
Freemarkets*                             200               2
Hewlett-Packard                       29,800             874
Homestore.com*                           200               6
International Business Machines       30,800           3,443
International Game Technology*           200              12
McData, Cl A*                            800              20
NCR*                                  15,200             713
Quantum - DLT & Storage*               4,800              58
RSA Security*                            750              22
Safeguard Scientifics*                 3,500              21
Sandisk*                                 300               7
Synopsys*                                900              51
Unisys*                                4,200              50
WebMD*                                 4,200              29
                                                  ----------
                                                       9,995
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.5%
Ball                                   9,800        $    465
Bemis                                  1,200              46
Crown Cork & Seal                     10,100              52
Owens-Illinois*                       35,400             250
Sealed Air*                              200               8
Smurfit-Stone Container*              30,600             458
Sonoco Products                       14,200             360
                                                  ----------
                                                       1,639
                                                  ----------
DATA PROCESSING -- 0.7%
Acxiom*                                  400               7
American Management Systems*             500              12
Automatic Data Processing              5,200             279
Choicepoint*                             450              17
eFunds*                                  800              17
First Data                            30,900           2,027
Fiserv*                                1,200              66
Informix*                              8,400              39
Reynolds & Reynolds, Cl A              1,700              38
                                                  ----------
                                                       2,502
                                                  ----------
ELECTRICAL SERVICES -- 4.4%
AES*                                   1,850              84
Allegheny Energy                       3,400             181
Alliant Energy                         1,900              58
Ameren                                 4,400             196
American Electric Power               36,160           1,815
American Power Conversion*               200               3
Calpine*                                 300              15
Cinergy                               14,400             509
CMS Energy                             3,800             113
Consolidated Edison                   17,300             677
Constellation Energy Group             4,600             218
Dominion Resources                     7,400             491
DPL                                    3,300              95
DQE                                    1,200              29
DTE Energy                            20,100             899
Duke Energy                           22,600           1,033
Edison International                  35,900             389
Energy East                           14,700             300
Entergy                                6,100             264
Exelon                                 9,600             651
FirstEnergy                            9,000             276
FPL Group                             14,600             850
GPU                                    9,400             315
Hubbell, Cl B                          1,500              43
Kemet*                                   700              13
Mirant*                                9,676             380
Molex                                  1,200              42
Montana Power                          3,400              44
Niagara Mohawk Holdings*               5,000              87
NiSource                               5,800             182

--------------------------------------------------------------------------------
22            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Northeast Utilities                    3,800        $     73
NRG Energy*                              800              23
NSTAR                                  1,200              51
PG&E                                  34,800             397
Pinnacle West Capital                  9,700             484
Potomac Electric Power                 3,700              82
PPL                                    4,300             257
Progress Energy                        6,400             272
Public Service Enterprise Group       19,000             977
Puget Energy                           2,000              48
Reliant Energy                        15,100             696
Scana                                  2,300              66
Southern                              19,400             457
Teco Energy                            3,600             116
TXU                                    7,700             380
Utilicorp United                       3,200             115
Wisconsin Energy                      13,500             315
XCEL Energy                            9,600             291
                                                  ----------
                                                      15,352
                                                  ----------
ELECTRONICS -- 0.4%
Arrow Electronics*                    14,700             370
Avnet                                 16,700             411
AVX                                      500               9
Energizer Holdings*                    2,500              58
Gentex*                                  400              13
L-3 Communications Holdings*             700              62
Solectron*                             1,000              22
Tektronix*                             2,300              56
Thomas & Betts                        12,000             251
Vishay Intertechnology*                1,500              31
                                                  ----------
                                                       1,283
                                                  ----------
ENTERTAINMENT -- 0.7%
Brunswick                              2,700              61
Galileo International                  1,700              47
Hasbro                                 5,400              81
International Speedway, Cl A             700              31
Mattel                                12,100             215
Six Flags*                             1,700              38
Walt Disney                           60,974           1,928
                                                  ----------
                                                       2,401
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.5%
Allied Waste Industries*               5,900             100
Republic Services*                     5,000              92
Waste Management                      62,900           1,760
                                                  ----------
                                                       1,952
                                                  ----------
FINANCIAL SERVICES -- 10.8%
AG Edwards                             2,600             111
American Express                      34,800           1,466


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Bear Stearns                          15,400        $    837
Capital One Financial                    700              46
CIT Group, Cl A                        5,700             226
Citigroup                            202,269          10,366
Countrywide Credit Industry           13,100             507
Deluxe                                 2,500              69
Dun & Bradstreet*                        900              24
Etrade Group*                            200               1
Fannie Mae                            42,800           3,528
Franklin Resources                    24,800           1,104
Freddie Mac                           40,400           2,674
Goldman Sachs Group                    5,400             514
H&R Block                              2,500             149
Heller Financial, Cl A                19,300             664
Household International               42,600           2,797
Knight Trading Group*                    800              11
Lehman Brothers Holdings              16,200           1,160
MBNA                                   7,160             258
Merrill Lynch                         24,400           1,585
Moody's                                4,300             138
Morgan Stanley Dean Witter            64,250           4,177
Neuberger Berman                       1,300             101
Nova/Georgia*                         17,500             532
Providian Financial                   31,600           1,794
Stilwell Financial                     3,200             105
T. Rowe Price Group                    2,300              84
TD Waterhouse Group*                   1,700              20
USA Education                         40,800           2,860
                                                  ----------
                                                      37,908
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 4.7%
Adolph Coors, CL B                     4,900             254
Albertson's                           22,400             643
American Water Works                   2,600              80
Anheuser-Busch                        23,300           1,025
Archer-Daniels-Midland                17,700             239
Brown-Forman, Cl B                     1,100              72
Campbell Soup                          4,900             145
Coca-Cola                             17,000             806
Coca-Cola Enterprises                  4,600              77
Conagra Foods                         29,200             609
Flowers Foods*                           660              21
General Mills                          4,800             203
H.J. Heinz                            10,000             433
Hershey Foods                          2,800             170
Hormel Foods                           1,700              40
IBP                                   25,342             476
Kellogg                                4,500             120
Kroger*                               58,400           1,456
McCormick                              1,800              73
Pepsi Bottling Group                   1,400              61
PepsiAmericas                          3,900              59
Pepsico                               38,100           1,705

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            23

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Philip Morris                         92,000        $  4,730
Quaker Oats                            2,100             201
Ralston Purina Group                   9,000             279
RJ Reynolds Tobacco Holdings           6,700             399
Ruddick                               14,300             216
Safeway*                               7,800             395
Sara Lee                              13,681             258
Supervalu                             31,868             496
Sysco                                  9,300             276
Tootsie Roll Industries                  809              36
Tyson Foods, Cl A                      9,100             116
UST                                    3,100              90
Viad                                   2,400              61
Winn-Dixie Stores                      2,700              72
WM Wrigley Jr.                         4,500             216
                                                  ----------
                                                      16,608
                                                  ----------
GAS/NATURAL GAS -- 1.7%
Dynegy, Cl A                           1,100              54
El Paso                               48,100           2,929
Enron                                 11,800             624
KeySpan                                4,200             168
Kinder Morgan                          3,200             177
MCN Energy Group                       3,000              72
National Fuel Gas                      1,000              57
Nicor                                  1,200              47
Praxair                                4,700             236
Questar                                2,100              65
Sempra Energy                          6,400             175
Williams                              32,800           1,292
                                                  ----------
                                                       5,896
                                                  ----------
HAND/MACHINE TOOLS -- 0.2%
Black & Decker                         2,200              87
Illinois Tool Works                    7,000             479
Stanley Works                          2,600              99
                                                  ----------
                                                         665
                                                  ----------
HOTELS & LODGING -- 0.3%
Harrah's Entertainment*                3,600             132
Hilton Hotels                          9,300             115
Mandalay Resort Group*                 1,600              40
Marriott International, Cl A           5,400             256
MGM Mirage*                            1,400              44
Park Place Entertainment*              7,100              89
Starwood Hotels & Resorts Worldwide    5,800             219
                                                  ----------
                                                         895
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.2%
Clorox                                32,900           1,140
Fortune Brands                         4,800             165
General Electric                      26,000           1,274

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Leggett & Platt                        9,700        $    213
Maytag                                 2,500              83
Newell Rubbermaid                     24,700             624
Whirlpool                             12,800             805
                                                  ----------
                                                       4,304
                                                  ----------
INSURANCE -- 8.5%
21st Century Insurance Group             300               6
Aetna*                                11,000             257
Aflac                                 14,400             467
Allmerica Financial                    1,700              93
Allstate                              36,300           1,634
AMBAC Financial Group                  2,900             163
American Financial Group                 700              20
American General                      14,500             656
American International Group          59,018           4,780
AON                                   74,100           2,593
Chubb                                 43,600           3,285
Cigna                                 42,300           3,996
Cincinnati Financial                   4,800             202
CNA Financial*                           400              16
Conseco*                               9,400             164
Erie Indemnity, Cl A                   1,800              65
Hartford Financial Services Group     46,100           3,121
Jefferson-Pilot                        4,650             220
John Hancock Financial Services        3,200             127
Lincoln National                      15,300             753
Loews                                 16,200           1,118
Marsh & McLennan                       8,200             860
MBIA                                  12,000             633
Metlife                                8,100             258
MGIC Investment                        3,200             225
Mony Group                             1,400              51
Nationwide Financial Services, Cl A      800              35
Old Republic International            20,200             570
Pacificare Health Systems*               600              11
PMI Group                             10,800             754
Progressive-Ohio                       1,500             197
Protective Life                        1,800              59
Radian Group                           1,200             102
Reinsurance Group of America             700              25
Safeco                                 4,000             112
St. Paul                              18,100             916
Torchmark                              3,800             144
Transatlantic Holdings                   400              50
Trigon Healthcare*                     1,100              63
UnitedHealth Group                     8,800             506
Unitrin                                1,000              39
UnumProvident                          6,100             198
Wellpoint Health Networks*             1,800             156
                                                  ----------
                                                      29,700
                                                  ----------


--------------------------------------------------------------------------------
24            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
LEASING & RENTING -- 0.0%
Comdisco                               2,500        $      5
Gatx                                   1,400              56
                                                  ----------
                                                          61
                                                  ----------
MACHINERY -- 1.3%
Caterpillar                            9,900             536
Cummins Engine                        13,500             572
Deere                                 33,200           1,240
Dover                                  6,000             254
Emerson Electric                      12,500             846
Ingersoll-Rand                         4,200             207
Johnson Controls                       2,500             176
Pall                                   3,100              72
Pentair                                1,700              61
Tecumseh Products, Cl A                8,800             458
                                                  ----------
                                                       4,422
                                                  ----------
MEASURING DEVICES -- 0.2%
Parker Hannifin                        3,500             169
PerkinElmer                            1,400              97
Thermo Electron*                       9,500             265
                                                  ----------
                                                         531
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 3.4%
Bausch & Lomb                         14,300             676
Baxter International                  17,000             839
Beckman Coulter                        8,500             321
Becton Dickinson                       7,400             254
Biomet                                 4,000             179
Boston Scientific*                   104,300           1,806
CR Bard                                1,400              79
Cardinal Health                        3,850             277
Dentsply International                 1,400              62
Express Scripts, Cl A*                   300              29
HCA                                   65,700           2,650
Health Management Associates, Cl A*    1,900              34
Healthsouth*                          11,900             151
Hillenbrand Industries                 1,300              67
Johnson & Johnson                     38,800           3,762
McKesson HBOC                          7,600             263
Patterson Dental*                        400              14
St. Jude Medical*                      2,100             129
Sybron Dental Specialties*               800              17
Tenet Healthcare*                      9,200             419
Universal Health Services, Cl B*         500              40
                                                  ----------
                                                      12,068
                                                  ----------
METALS & METAL FABRICATE/HARDWARE-- 0.1%
Timken                                16,200             287
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
METALS & MINING -- 0.4%
Alcoa                                 25,300        $  1,092
Homestake Mining                       8,000              52
Newmont Mining                         4,700              96
Phelps Dodge                           2,100              95
                                                  ----------
                                                       1,335
                                                  ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.0%
Iron Mountain*                           800              33
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 1.3%
Cooper Industries                     10,800             411
Crane                                  1,400              41
Danaher                                2,500             157
Eaton                                  2,000             156
FMC*                                   3,700             282
Honeywell International               20,600             997
Textron                                3,300             190
Tyco International Ltd.               38,500           2,212
                                                  ----------
                                                       4,446
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
Avery Dennison                         2,500             146
Herman Miller                            300               8
Minnesota Mining & Manufacturing      11,500           1,364
Pitney Bowes                           7,400             293
Steelcase, Cl A                        1,600              21
Xerox                                 19,700             195
                                                  ----------
                                                       2,027
                                                  ----------
PAINT & RELATED PRODUCTS -- 0.0%
Sherwin-Williams                       4,200              90
                                                  ----------
PAPER & PAPER PRODUCTS -- 2.3%
Boise Cascade                          1,800              63
Bowater                                1,300              63
Georgia-Pacific (Timber Group)         1,100              35
Georgia-Pacific Group                  6,256             222
International Paper                   63,468           2,428
Kimberly-Clark                        51,900           3,137
Mead                                   2,900              84
Temple-Inland                          1,500              80
Westvaco                              17,500             445
Weyerhaeuser                          26,600           1,522
Willamette Industries                  2,600             131
                                                  ----------
                                                       8,210
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 8.2%
Amerada Hess                          19,200           1,644
Anadarko Petroleum                     5,400             338
Apache                                 1,400              83

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            25

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Baker Hughes                           5,400        $    213
BJ Services*                             200              15
Burlington Resources                   6,000             293
Chevron                               20,800           1,998
Conoco, Cl A                          18,500             572
Conoco, Cl B                          18,100             565
Cooper Cameron*                          200              14
Devon Energy                           2,400             140
Diamond Offshore Drilling              1,400              55
Ensco International                    2,600              84
EOG Resources                          1,100              49
Equitable Resources                      800              59
Exxon Mobil                          107,800           9,567
Global Industries*                     2,300              37
Global Marine*                         2,100              54
Grant Prideco*                         3,300              74
Halliburton                            5,900             276
Hanover Compressor*                      600              22
Helmerich & Payne                      1,400              55
Kerr-McGee                             2,900             202
Marine Drilling*                       1,100              29
Murphy Oil                               800              67
Nabors Industries*                     1,000              51
National-Oilwell*                      1,700              59
Newfield Exploration*                    400              14
Noble Affiliates                       1,400              58
Noble Drilling*                        1,400              60
Occidental Petroleum                  72,300           2,167
Ocean Energy                           5,100              97
Phillips Petroleum, NY Shares         68,900           4,461
Pride International*                   2,000              53
Rowan*                                 1,300              39
Smith International*                     600              47
Sunoco                                 2,400              94
Texaco                                28,300           2,021
Tidewater                                900              42
Tosco                                 20,800           1,039
Ultramar Diamond Shamrock             20,800           1,043
Unocal                                 6,800             263
USX-Marathon Group                    15,700             508
Valero Energy                          1,800              79
Varco International*                   2,200              53
Weatherford International*             2,300             130
                                                  ----------
                                                      28,883
                                                  ----------
PHARMACEUTICALS -- 2.6%
Abbott Laboratories                   41,200           2,142
Alza*                                    300              14
American Home Products                12,900             817
Bristol-Myers Squibb                  29,500           1,600
Celgene*                                 500              14
Cephalon*                                400              24
ICN Pharmaceuticals                    2,100              63
Merck                                 44,800           3,270


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Mylan Laboratories                     3,400        $    108
Pharmacia                              7,800             379
Schering-Plough                       18,200             763
Sepracor*                                500              17
Watson Pharmaceutical*                 1,200              72
                                                  ----------
                                                       9,283
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
Eastman Kodak                         22,600           1,070
                                                  ----------
RAILROADS -- 1.3%
Burlington Northern Santa Fe          39,600           1,230
CSX                                   26,500             986
Florida East Coast Industries, Cl A      700              28
Kansas City Southern Industries*       1,200              19
Norfolk Southern                      52,200           1,157
Union Pacific                         22,900           1,317
                                                  ----------
                                                       4,737
                                                  ----------
REAL ESTATE -- 0.0%
St. Joe                                  600              16
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
AMB Property                           1,600              40
Apartment Investment & Management,
  Cl A                                 2,400             110
Archstone Communities Trust            2,700              68
AvalonBay Communities                  2,200             102
Boston Properties                      2,200              88
CarrAmerica Realty                     2,400              67
Crescent Real Estate Equity            3,400              83
Duke-Weeks Realty                      3,200              75
Equity Office Properties Trust         9,200             268
Equity Residential Property Trust      4,000             215
General Growth Properties              1,900              72
Host Marriott                          5,800              75
iStar Financial                        2,100              55
Kimco Realty                           1,200              51
Liberty Property Trust                 1,600              46
Mack-Cali Realty                         900              25
Pinnacle Holdings*                     1,400               6
Plum Creek Timber                      2,000              55
Post Properties                        1,500              55
Prologis Trust                         2,200              47
Public Storage                         2,100              58
Rouse                                  1,600              45
Simon Property Group                   2,600              71
Spieker Properties                     1,900             108
Vornado Realty Trust                   2,100              79
                                                  ----------
                                                       1,964
                                                  ----------
--------------------------------------------------------------------------------
26            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 3.3%
7-Eleven*                                300        $      4
Autonation*                            7,100              83
Autozone*                              3,500             116
Big Lots*                              2,000              26
BJ's Wholesale Club*                   1,800              88
Blockbuster, Cl A                      1,000              22
Brinker International*                 3,100              76
Circuit City Stores                    2,600              39
Costco Wholesale*                     11,300             440
CVS                                    7,600             417
Darden Restaurants                    29,300             817
Dollar General                           900              17
Family Dollar Stores                   1,400              39
Federated Department Stores*          26,900           1,205
JC Penney                              7,900             165
K Mart*                               13,700             155
Limited                                8,400             137
Lowe's                                 4,600             320
May Department Stores                 27,500             899
McDonald's                            37,600           1,139
Nike, Cl B                             2,200              90
Nordstrom                              2,800              52
Office Depot*                          7,300              67
Outback Steakhouse*                    1,900              54
Rite Aid*                             10,500              88
Ross Stores                            2,500              60
Saks*                                  3,600              42
Sears Roebuck                         71,600           2,855
Staples*                               3,900              57
Starbucks*                               400               8
Talbots                                  600              22
Target                                21,600             816
Tiffany                                1,300              45
TJX                                    4,300             144
Toys "R" Us*                           5,500             152
Tricon Global Restaurants*             2,700             123
Wal-Mart Stores                        7,700             398
Walgreen                               4,000             161
Weis Markets                             400              14
Wendy's International                  2,800              69
Williams-Sonoma*                         400              13
                                                  ----------
                                                      11,534
                                                  ----------
RUBBER-TIRES -- 0.3%
Cooper Tire & Rubber                  15,900             209
Goodyear Tire & Rubber                31,600             920
                                                  ----------
                                                       1,129
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.1%
Advanced Micro Devices*                3,600             102
Avaya*                                   900              15
Conexant Systems*                        400               3

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Cypress Semiconductor*                   400        $      8
International Rectifier*                 500              30
Kla-Tencor*                              200              10
Lattice Semiconductor*                   600              13
New Focus*                               200               2
Virata*                                  400               4
                                                  ----------
                                                         187
                                                  ----------
SOFTWARE -- 0.2%
Cacheflow*                               400               3
Compuware*                             4,200              46
DST Systems*                           1,600              85
Intuit*                                1,500              48
Keane*                                   900              17
National Instruments*                    200               7
Network Associates*                    1,500              22
Novell*                                7,200              33
Parametric Technology*                 1,700              20
Peoplesoft*                            2,000              81
Red Hat*                                 900               5
Roxio*                                   444               5
S1*                                    1,300              15
SunGard Data Systems*                  2,800             167
Sybase*                                2,800              44
Veritas Software*                      1,500              99
                                                  ----------
                                                         697
                                                  ----------
STEEL & STEEL WORKS -- 0.1%
Allegheny Technologies                 2,600              54
Nucor                                  2,400             123
USX-U.S. Steel Group                   2,800              55
                                                  ----------
                                                         232
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 6.0%
Alltel                                 8,000             464
Aspect Communications*                   600               4
AT&T                                 162,135           3,432
AT&T Wireless Group*                   5,400              97
BellSouth                             62,100           2,560
Broadwing*                             6,300             156
CenturyTel                             4,000             114
Citizens Communications*               7,900             117
COX Communications, Cl A*              2,300              99
Dobson Communications, Cl A*             700              11
Level 3 Communications*                3,000              34
McLeodUSA, Cl A*                       1,100               5
NTL*                                   7,900             170
Qwest Communications International*   15,933             585
RCN*                                   1,700               9
SBC Communications                   131,812           5,675
Sprint (FON Group)                    46,800             951
Telephone & Data Systems               1,600             169
US Cellular*                             400              24


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            27

STATEMENT OF NET ASSETS

Large Cap Value Fund (Concluded)
--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Verizon Communications*               98,706        $  5,414
Williams Communications Group*        11,849              50
WorldCom*                             59,200           1,056
XO Communications, Cl A*               4,800              14
                                                  ----------
                                                      21,210
                                                  ----------
TRUCKING -- 0.2%
C.H. Robinson Worldwide                  800              24
Expeditors International Washington      300              19
Navistar International*                9,300             271
United Parcel Service, Cl B            3,000             178
Yellow*                               20,200             385
                                                  ----------
                                                         877
                                                  ----------
WHOLESALE -- 0.4%
Apogent Technologies*                    600              15
Genuine Parts                         23,300             666
Ingram Micro, Cl A*                   19,300             256
Tech Data*                             8,300             249
WW Grainger                            2,300             102
                                                  ----------
                                                       1,288
                                                  ----------
Total Common Stocks
  (Cost $305,396)                                    335,870
                                                  ----------

U.S. Treasury Obligation -- 0.3%
U.S. Treasury Bills (A)
  3.550%, 08/30/01                   $ 1,000             991
                                                  ----------
Total U.S. Treasury Obligation
  (Cost $986)                                            991
                                                  ----------

Other Investment Companies -- 0.0%
Evergreen Select Money
  Market Fund, Cl Y                   49,680              50
                                                  ----------
Total Other Investment Companies
  (Cost $50)                                              50
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
Morgan Stanley Dean Witter (B)
  4.090%, dated 05/31/01, matures
  06/01/01, repurchase price $15,824,483
  (collateralized by FNMA Obligations,
  total market value $16,151,617)    $15,823        $ 15,823
                                                  ----------
Total Repurchase Agreement
  (Cost $15,823)                                      15,823
                                                  ----------
Total Investments -- 100.5%
  (Cost $322,255)                                    352,734
                                                  ----------
Other Assets and Liabilities, Net -- (0.5%)           (1,756)
                                                  ----------

NET ASSETS:
Fund Shares
  (unlimited authorization -- no par value)
  based on 31,336,765 outstanding shares of
  beneficial interest                                321,235
Undistributed net investment income                    1,000
Accumulated net realized loss on investments          (1,888)
Net unrealized appreciation on investments            30,479
Net unrealized appreciation on futures contracts         152
                                                  ----------
Total Net Assets -- 100.0%                          $350,978
                                                  ==========
Net asset value, offering and redemption
  price per share                                     $11.20
                                                  ==========
*Non-Income Producing Security
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FNMA -- Federal National Mortgage Association
Ltd. -- Limited
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
28            SEI Institutional Investments Trust / Annual Report / May 31, 2001

Large Cap Growth Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.4%
APPAREL/TEXTILES -- 0.5%
Cintas                                29,000        $  1,353
                                                  ----------
BANKS -- 1.5%
Bank One                              11,300             447
JP Morgan Chase                       37,900           1,863
State Street                          21,900           1,204
Washington Mutual                      9,585             341
                                                  ----------
                                                       3,855
                                                  ----------
BIOTECHNOLOGY -- 1.6%
Amgen*                                14,900             989
Biogen*                               10,500             633
Human Genome Sciences*                 9,000             597
Idec Pharmaceuticals*                 29,400           1,811
                                                  ----------
                                                       4,030
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 7.5%
AOL Time Warner*                     179,300           9,365
AT&T - Liberty Media, Cl A*          195,400           3,292
Cablevision Systems, Cl A*             9,800             557
Comcast, Cl A*                        76,700           3,142
Viacom, Cl B*                         42,500           2,450
                                                  ----------
                                                      18,806
                                                  ----------
COMMERCIAL SERVICES -- 0.9%
Paychex                               59,800           2,298
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 2.7%
CIENA*                                28,100           1,522
Juniper Networks*                     13,600             578
Nokia Oyj ADR                        156,800           4,585
                                                  ----------
                                                       6,685
                                                  ----------
COMPUTERS & SERVICES -- 5.4%
Cisco Systems*                       328,300           6,323
Dell Computer*                        36,300             884
eBay*                                 13,300             805
Electronic Data Systems               17,200           1,053
EMC-Mass                             105,000           3,318
Sun Microsystems*                     76,600           1,262
                                                  ----------
                                                      13,645
                                                  ----------
DATA PROCESSING -- 2.8%
Automatic Data Processing             36,580           1,966
First Data                            52,800           3,464
Fiserv*                               27,600           1,521
                                                  ----------
                                                       6,951
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 2.1%
AES*                                  63,800        $  2,897
Calpine*                              28,000           1,380
Mirant*                               26,900           1,057
Reliant Resources*                     1,000              34
                                                  ----------
                                                       5,368
                                                  ----------
ELECTRONICS -- 2.5%
Flextronics International             84,600           2,134
Sanmina*                               3,000              81
Solectron*                           194,600           4,198
                                                  ----------
                                                       6,413
                                                  ----------
ENTERTAINMENT -- 0.3%
Metro-Goldwyn-Mayer*                  35,900             812
                                                  ----------
FINANCIAL SERVICES -- 9.7%
Charles Schwab                       157,400           2,959
Citigroup                            129,501           6,637
Concord EFS*                          26,740           1,356
Freddie Mac                           24,360           1,613
Goldman Sachs Group                   42,100           4,004
Lehman Brothers Holdings               8,200             587
MBNA                                  69,200           2,495
Morgan Stanley Dean Witter            53,700           3,491
Stilwell Financial                     7,500             246
T. Rowe Price Group                   27,900           1,024
                                                  ----------
                                                      24,412
                                                  ----------
GAS/NATURAL GAS -- 1.5%
Dynegy, Cl A                          37,600           1,854
Enron                                 37,870           2,004
                                                  ----------
                                                       3,858
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.6%
General Electric                     185,795           9,104
                                                  ----------
INSURANCE -- 2.8%
American International Group          86,360           6,995
                                                  ----------
MACHINERY -- 0.6%
Applied Materials*                    32,100           1,603
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 5.4%
Cardinal Health                       54,740           3,941
IMS Health                            80,300           2,327
Johnson & Johnson                     15,200           1,474
Medtronic                            119,600           5,140
Tenet Healthcare*                     18,100             823
                                                  ----------
                                                      13,705
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            29

STATEMENT OF NET ASSETS

Large Cap Growth Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 2.2%
Honeywell International               11,800        $    571
Tyco International Ltd.               86,800           4,987
                                                  ----------
                                                       5,558
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 1.4%
BP Amoco ADR                              18             956
Global Marine*                        35,200             903
Nabors Industries*                     9,400             478
Noble Drilling*                       16,000             683
Transocean Sedco Forex                10,700             572
                                                  ----------
                                                       3,592
                                                  ----------
PHARMACEUTICALS -- 10.9%
Allergan                              24,040           2,156
Elan ADR                              16,300             941
Forest Laboratories*                  17,700           1,311
Merck                                  9,100             664
Pfizer                               367,138          15,747
Pharmacia                             82,200           3,992
Schering-Plough                       34,000           1,426
Teva Pharmaceutical Industries ADR    12,950             748
Vertex Pharmaceuticals*               11,100             488
                                                  ----------
                                                      27,473
                                                  ----------
RETAIL -- 8.6%
Bed Bath & Beyond*                    23,300             689
Costco Wholesale*                     80,800           3,144
CVS                                   19,600           1,076
Home Depot                           160,300           7,901
Kohls*                                72,070           4,436
Lowe's                                18,750           1,304
Wal-Mart Stores                       16,900             875
Walgreen                              54,200           2,178
                                                  ----------
                                                      21,603
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.8%
Altera*                               72,500           1,740
Analog Devices*                       27,200           1,212
Applied Micro Circuits*               14,900             269
Intel                                160,700           4,341
JDS Uniphase*                         44,420             742
Micron Technology*                    52,900           1,984
PMC-Sierra*                           17,100             535
QLogic*                               23,200           1,183
Taiwan Semiconductor Manufacturing
  Ltd. ADR                                61           1,205
Texas Instruments                     41,400           1,413
                                                  ----------
                                                      14,624
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SOFTWARE -- 8.3%
BEA Systems*                          30,900        $  1,109
Brocade Communications System*        35,600           1,388
Check Point Software Technologies     25,500           1,373
DST Systems*                          21,900           1,164
Electronic Arts                       10,500             618
Mercury Interactive*                  17,500           1,037
Microsoft*                           134,500           9,305
Oracle*                               10,800             165
Rational Software*                    20,100             484
SunGard Data Systems*                 15,200             904
Veritas Software*                     46,600           3,071
webMethods*                           15,100             420
                                                  ----------
                                                      21,038
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 3.6%
Amdocs                                41,400           2,559
AT&T Wireless Group*                 139,100           2,490
COX Communications, Cl A*             12,300             532
Qwest Communications International*   30,200           1,110
Sprint (PCS Group)*                   43,600             959
Time Warner Telecom, Cl A*            12,800             524
Vodafone Group ADR                    31,700             821
                                                  ----------
                                                       8,995
                                                  ----------
WHOLESALE -- 0.2%
Fastenal                               8,100             544
                                                  ----------
Total Common Stocks
  (Cost $255,057)                                    233,320
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.3%
U.S. Treasury Bills (A)
  3.550%, 08/30/01                    $  800             793
                                                  ----------
Total U.S. Treasury Obligation
  (Cost $788)                                            793
                                                  ----------

COMMERCIAL PAPER -- 0.5%
General Electric Capital
  4.042%, 06/04/01                     1,160           1,160
                                                  ----------
Total Commercial Paper
  (Cost $1,160)                                        1,160
                                                  ----------

--------------------------------------------------------------------------------
30            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANIES -- 0.4%
Evergreen Select Money Market
  Fund, Cl I                         193,460           $ 193
Evergreen Select Money Market
  Fund, Cl Y                         443,937             444
Fidelity Institutional Domestic
  Portfolio, Cl I                    155,325             155
Fidelity Institutional Government
  Portfolio - III, Cl I              264,241             264
                                                  ----------
Total Other Investment Companies
  (Cost $1,056)                                        1,056
                                                  ----------

REPURCHASE AGREEMENTS -- 3.4%
JP Morgan Chase (B)
  3.960%, dated 05/31/01, matures
  06/01/01, repurchase price $7,875,972
  (collateralized by U.S. Treasury
  Obligations,
  total market value $8,035,973)      $7,875           7,875
Morgan Stanley Dean Witter (B)
  3.960%, dated 05/31/01, matures
  06/01/01, repurchase price $642,471
  (collateralized by FHLMC Obligations,
  total market value $656,957)           642             642
                                                  ----------
Total Repurchase Agreements
  (Cost $8,517)                                        8,517
                                                  ----------
Total Investments -- 97.0%
  (Cost $266,578)                                    244,846
                                                  ----------
Other Assets and Liabilities, Net -- 3.0%               7,709
                                                  ----------

NET ASSETS:
Fund Shares
  (unlimited authorization -- no par value)
  based on 36,325,858 outstanding shares of
  beneficial interest                                341,389
Undistributed net investment income                      137
Accumulated net realized loss on investments         (67,413)
Net unrealized depreciation on investments           (21,732)
Net unrealized appreciation on futures contracts         174
                                                  ----------
Total Net Assets -- 100.0%                           $252,555
                                                  ==========
Net asset value, offering and redemption
  price per share                                      $6.95
                                                  ==========
*Non-Income Producing Security
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
ADR - American Depositary Receipt
Cl - Class
FHLMC - Federal Home Loan Mortgage Corporation
Ltd. Limited
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            31

STATEMENT OF NET ASSETS

Small Cap Fund
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
AEROSPACE & DEFENSE -- 1.1%
Alliant Techsystems*                  41,800        $  3,986
BE Aerospace*                        168,000           3,998
ESCO Technologies*                    27,900             840
Kaman, Cl A                           30,600             521
United Industrial                     26,000             452
                                                  ----------
                                                       9,797
                                                  ----------
AIR TRANSPORTATION -- 0.8%
America West Holdings, Cl B*          51,600             529
Atlantic Coast Airlines Holdings*    103,800           2,684
Hawaiian Airlines*                   509,100           1,573
Offshore Logistics*                   95,200           2,007
                                                  ----------
                                                       6,793
                                                  ----------
APPAREL/TEXTILES -- 1.7%
Coach*                                57,600           2,019
Columbia Sportswear*                  19,200           1,346
G&K Services                          19,100             492
Kellwood                             119,100           2,800
Phillips-Van Heusen                   23,800             369
Polo Ralph Lauren*                    87,800           2,630
Quiksilver*                          131,100           3,258
RG Barry                              85,100             325
Springs Industries, Cl A               9,600             434
Tommy Hilfiger*                       55,300             835
Unifi*                                56,200             438
                                                  ----------
                                                      14,946
                                                  ----------
AUTOMOTIVE -- 2.1%
Arctic Cat                           120,000           1,710
ArvinMeritor                         135,900           2,106
BorgWarner                            92,700           4,195
Clarcor                              143,200           3,494
Harsco                                30,400             830
JLG Industries                        57,200             672
Modine Manufacturing                  71,000           1,807
Oshkosh Truck                         22,775             850
Superior Industries International     53,600           2,119
Winnebago Industries                  30,700             585
                                                  ----------
                                                      18,368
                                                  ----------
BANKS -- 3.9%
Andover Bancorp                       14,612             508
BankAtlantic Bancorp, Cl A           122,200             880
Citizens Banking - Michigan           23,900             593
Colonial Bancgroup                    73,800             917
Commercial Federal                    69,525           1,584
Community First Bankshares            64,800           1,415
Cullen/Frost Bankers                  44,900           1,504


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Downey Financial                      25,900        $  1,118
First Citizens Bancshares, Cl A          700              65
Firstfed Financial*                   39,200           1,166
Flagstar Bancorp                      47,000           1,135
Fulton Financial                      44,400             887
Hamilton Bancorp*                     14,800             103
Hudson United Bancorp                 70,260           1,714
IndyMac Bancorp*                      13,900             323
Investors Financial Services           7,530             490
MAF Bancorp                           22,000             598
New York Community Bancorp            61,600           2,035
OceanFirst Financial                  43,025           1,013
Pacific Century Financial            123,555           3,048
Richmond County Financial             14,900             496
Seacoast Financial Services           41,100             600
Silicon Valley Bancshares*            72,500           2,005
Southwest Bancorp of Texas*           48,700           1,532
Staten Island Bancorp                100,100           2,668
UMB Financial                          9,200             343
Washington Federal                    30,580             780
Webster Financial                     30,600             958
Westamerica Bancorporation            43,000           1,643
Wilmington Trust                      20,700           1,322
                                                  ----------
                                                      33,443
                                                  ----------
BEAUTY PRODUCTS -- 0.2%
Alberto-Culver, Cl B                  29,660           1,253
Dial                                  34,800             482
                                                  ----------
                                                       1,735
                                                  ----------
BIOTECHNOLOGY -- 2.4%
Affymetrix*                           19,800             777
Aurora Biosciences*                   22,630             605
Charles River Laboratories
  International*                      11,950             379
Digene*                               16,800             462
Gene Logic*                          130,100           2,752
Incyte Genomics*                      86,700           1,840
Medarex*                              34,500             952
Myriad Genetics*                       7,700             478
Neose Technologies*                   80,200           2,457
Paradigm Genetics*                   361,700           2,731
Pharmaceutical Product Development*  117,400           3,767
Protein Design Labs*                  10,600             787
Quest Diagnostics*                     8,140           1,006
Regeneration Technologies*            13,600             136
Sangamo Biosciences*                  18,400             292
Specialty Laboratories*                  700              23
Urocor*                               45,800             730
                                                  ----------
                                                      20,174
                                                  ----------

--------------------------------------------------------------------------------
32            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.1%
Banta                                 35,800        $  1,002
Bowne                                125,150           1,452
Catalina Marketing*                    9,100             304
Courier                               26,025           1,015
COX Radio, Cl A*                      51,400           1,331
Entercom Communications*              27,500           1,347
Getty Images*                         33,000             921
Hispanic Broadcasting*                45,400           1,124
Hollinger International              115,550           1,779
Houghton Mifflin                      27,200           1,484
Penton Media                          65,200           1,297
R.H. Donnelley*                       62,300           1,776
Spanish Broadcasting System*          58,750             384
True North Communications             48,415           2,009
Westwood One*                         20,000             620
                                                  ----------
                                                      17,845
                                                  ----------
BUILDING & CONSTRUCTION -- 3.4%
Butler Manufacturing                  15,300             412
Centex                                57,400           2,140
Centex Construction Products          78,500           2,223
DR Horton                             72,625           1,498
Elcor                                 71,400           1,217
EMCOR Group*                          64,500           2,854
Fleetwood Enterprises                109,200           1,315
Genlyte Group*                       101,400           3,032
Global Power Equipment Group*            550              19
Granite Construction                   7,800             213
Insituform Technologies, Cl A*        10,470             382
Lennar                                77,000           2,849
LSI Industries                        21,400             559
MDC Holdings                          27,000             851
Mobile Mini*                          14,645             417
Nortek*                               17,000             493
Pulte                                 32,600           1,317
Ryland Group                          24,400           1,105
Simpson Manufacturing*                17,500             826
Standard-Pacific                      34,700             640
Texas Industries                      48,700           1,595
Walter Industries                     34,200             390
York International                    84,800           2,989
                                                  ----------
                                                      29,336
                                                  ----------
CERAMIC PRODUCTS -- 0.5%
Dal-Tile International*              261,800           4,189
                                                  ----------
CHEMICALS -- 2.8%
Agrium                                    90           1,071
Albemarle                             38,000             870
American Pacific*                     96,000             600
Arch Chemicals                        42,300             918
Cambrex                               35,400           1,891


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

CFC International*                    24,300        $    102
Cytec Industries*                    146,675           5,185
Ethyl*                                85,800             104
HB Fuller                             28,100           1,283
Hercules                              43,600             582
Millennium Chemicals                      96           1,531
Minerals Technologies                 80,500           3,252
Nova Chemicals                            85           1,861
Olin                                  47,300             890
OM Group                              10,500             651
PolyOne                               45,200             410
Symyx Technologies*                   79,400           2,184
Wellman                               27,300             465
                                                  ----------
                                                      23,850
                                                  ----------
COAL MINING -- 0.1%
Arch Coal                             13,170             406
                                                  ----------
COMMERCIAL SERVICES -- 2.4%
Advo*                                 73,200           2,380
Career Education*                     76,800           3,868
CDI*                                  18,700             312
Corinthian Colleges*                  73,100           3,206
Education Management*                 45,100           1,497
Employee Solutions*                    1,312              --
F.Y.I.*                               27,200           1,166
Hall Kinion & Associates*             41,400             332
Insurance Auto Auctions*              59,000             800
Memberworks*                          52,300           1,229
Professional Detailing*               14,825           1,373
Profit Recovery Group International* 139,000           1,387
Resources Connection*                 23,800             731
Stewart Enterprises, Cl A             52,500             400
Tetra Tech*                           24,100             695
US Oncology*                         114,000             852
Ventiv Health*                        31,800             497
                                                  ----------
                                                      20,725
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 1.7%
Belden                                36,325             918
Checkpoint Systems*                   23,500             321
Davox*                                75,450             690
DMC Stratex Networks*                 86,700             490
Elastic Networks*                    188,900             366
Expedia, Cl A*                        19,800             595
Harman International Industries       61,020           2,166
Harris                                57,900           1,646
Metawave Communications*             104,000             416
Polycom*                             185,500           4,600
Powerwave Technologies*               36,800             500
Spectralink*                          11,200             102
Tellium*                                 350               9
Utstarcom*                            44,700           1,052

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            33

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Viasat*                               55,500        $    967
WebLink Wireless*                     63,100               4
                                                  ----------
                                                      14,842
                                                  ----------
COMPUTERS & SERVICES -- 5.5%
Adaptec*                              62,700             549
Agile Software*                       32,200             573
Auspex Systems*                      187,600           1,210
Avocent*                             111,400           2,437
Bell & Howell*                        57,075           1,564
Brady, Cl A                           62,775           1,977
Caci International*                   12,935             526
Carreker*                            185,280           1,886
Centra Software*                      13,990             194
CNET Networks*                        28,600             315
Corillian*                           232,600           1,175
Digimarc*                            450,900           7,940
Digital Insight*                     208,800           3,330
Electronics for Imaging*              80,400           1,930
Espeed, Cl A*                         44,900             871
Factset Research Systems              10,300             413
GoTo.Com*                             89,300           1,997
Homestore.com*                        49,100           1,397
I-many*                               38,000             639
Immersion*                           330,000           1,403
Intranet Solutions*                    9,500             343
Iomega*                              196,600             533
Jack Henry & Associates               69,900           2,038
LivePerson*                          341,100             136
Maxtor*                              176,700           1,076
Mcafee.com*                          228,200           2,512
Mentor Graphics*                      50,600           1,331
Multex.com*                           26,700             430
Numerical Technologies*               35,740             693
Research In Motion Ltd.               20,700             675
SONICblue*                           100,000             362
Storage Technology*                   58,900             881
Talx*                                 25,547             963
Ticketmaster, Cl B*                  102,900           1,446
Websense*                             57,315             986
                                                  ----------
                                                      46,731
                                                  ----------
CONTAINERS & PACKAGING -- 0.2%
Bemis                                 13,000             494
Greif Brothers, Cl A                  17,200             490
Longview Fibre                        28,000             371
                                                  ----------
                                                       1,355
                                                  ----------
DATA PROCESSING -- 0.6%
eFunds*                              126,800           2,651
Choicepoint*                          11,925             459


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Intercept Group*                      25,100        $    749
Reynolds & Reynolds, Cl A             52,100           1,170
                                                  ----------
                                                       5,029
                                                  ----------
ELECTRICAL SERVICES -- 2.1%
Allete                                57,900           1,373
Capstone Turbine*                     62,900           2,068
Cleco                                 45,800           1,065
Covanta Energy*                       52,600           1,145
EL Paso Electric*                    286,300           4,549
Electro Scientific Industries*         3,300             121
NRG Energy*                            9,900             290
OGE Energy                            79,500           1,750
Power-One*                            18,100             370
Public Service of New Mexico          32,100           1,161
RGS Energy Group                      33,400           1,247
UIL Holdings                          13,900             659
Unisource Energy                      64,600           1,623
WPS Resources                          8,000             265
                                                  ----------
                                                      17,686
                                                  ----------
ELECTRONICS -- 0.9%
Barnes Group                          27,000             574
Carlisle                              57,300           2,252
Imation*                              25,600             559
Insteel Industries                    43,000              62
Kent Electronics*                     55,600           1,190
Magnetek*                             66,800             825
Molecular Devices*                    13,550             299
Sawtek*                               54,500           1,087
Sipex*                                37,200             407
                                                  ----------
                                                       7,255
                                                  ----------
ENTERTAINMENT -- 3.2%
Anchor Gaming*                        70,800           4,507
Argosy Gaming*                        59,700           1,453
Callaway Golf                        109,500           2,487
Direct Focus*                         74,750           2,494
Galileo International                201,125           5,587
Gaylord Entertainment*                86,900           2,407
Jakks Pacific*                        86,900           1,368
Macrovision*                           4,600             238
Pinnacle Entertainment*               57,800             532
Shuffle Master*                       40,125           1,302
Six Flags*                            88,100           1,982
Speedway Motorsports*                 43,300             995
Station Casinos*                     108,700           1,892
Topps*                                38,800             386
                                                  ----------
                                                      27,630
                                                  ----------

--------------------------------------------------------------------------------
34            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.4%
Sevenson EnvironmentalServices        10,410        $    135
Stericycle*                           64,770           2,774
Waste Connections*                    23,395             699
                                                  ----------
                                                       3,608
                                                  ----------
FINANCIAL SERVICES -- 4.0%
Affiliated Managers Group*            28,700           1,608
AmeriCredit*                          79,700           4,160
Capital Southwest                     17,300           1,081
Doral Financial                       47,000           1,292
Financial Federal*                   113,400           2,909
Friedman, Billings, Ramsey Group,
  Cl A*                              211,800           1,292
Heller Financial, Cl A                38,815           1,335
Instinet Group*                        3,500              67
Investment Technology Group*          29,300           1,480
John Nuveen, Cl A                     30,800           1,765
Knight Trading Group*                119,100           1,704
Metris                               107,500           3,225
NextCard*                             75,700             689
Nova/Georgia*                        170,875           5,196
Raymond James Financial               28,300             824
Southwest Securities Group            36,400             759
Student Loan                          11,700             783
Waddell & Reed Financial, Cl A       132,220           4,115
                                                  ----------
                                                      34,284
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 1.5%
Adolph Coors, CL B                    12,660             657
Constellation Brands, Cl A*           45,050           1,741
Corn Products International           62,800           1,799
Dean Foods                            43,300           1,741
Dole Food                             33,100             512
Fleming                               52,700           1,674
Pilgrims Pride, Cl A                   8,950              72
Pilgrims Pride, Cl B                  17,900             215
Ralcorp Holdings-New*                143,225           2,277
Smithfield Foods*                     11,900             434
Suiza Foods*                          16,100             836
Universal                             29,500           1,175
                                                  ----------
                                                      13,133
                                                  ----------
GAS/NATURAL GAS -- 1.7%
Cascade Natural Gas                   18,100             344
Energen                               84,600           2,792
MDU Resources Group                   19,200             701
Oneok                                 25,500           1,074
Peoples Energy                        43,650           1,719
Piedmont Natural Gas                  48,980           1,738
Questar                               41,035           1,272
UGI                                   99,200           2,645


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Vectren                               56,200        $  1,241
Western Gas Resources                 35,500           1,353
                                                  ----------
                                                      14,879
                                                  ----------
HAND/MACHINE TOOLS -- 0.4%
Lincoln Electric Holdings            143,900           3,436
                                                  ----------
HOTELS & LODGING -- 0.9%
Aztar*                                78,800           1,111
Four Seasons Hotels                   28,500           1,643
Orient-Express Hotels Ltd., Cl A*     84,600           1,914
Prime Hospitality*                    85,600             984
Starwood Hotels & Resorts Worldwide    60,750          2,298
                                                  ----------
                                                       7,950
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.2%
Chromcraft Revington*                 26,100             254
Kimball International, Cl B           89,820           1,302
Salton*                               17,600             350
                                                  ----------
                                                       1,906
                                                  ----------
INSURANCE -- 4.4%
Acceptance Insurance*                 51,300             257
AmerUs Group                         108,600           3,899
Annuity and Life Re                   55,300           1,894
Arch Capital Group Ltd.*              73,600           1,233
CNA Surety                            19,000             268
Commerce Group                        48,400           1,546
Delphi Financial Group, Cl A          11,700             417
Everest Re Group                      18,000           1,222
FBL Financial Group, Cl A             19,684             314
First American                       132,100           2,705
Hilb, Rogal & Hamilton                29,100           1,227
Horace Mann Educators                 29,700             628
IPC Holdings Ltd.                         49           1,123
Landamerica Financial Group           24,900             711
Leucadia National                     31,300           1,042
Liberty Financial                     50,000           1,675
Magellan Health Services*             66,300             801
Mutual Risk Management Ltd.               40             338
Pacificare Health Systems*            27,400             486
Pico Holdings*                        81,400           1,074
Presidential Life                     33,700             593
Radian Group                          23,812           2,022
RenaissanceRe Holdings Ltd.            8,700             597
Scottish Annuity & Life Holdings Ltd. 80,900           1,209
Stancorp Financial Group              19,400             893
Stewart InformationServices*         146,975           2,521
Trenwick Group Ltd.                   71,500           1,625
WR Berkley                            39,800           1,731
White Mountains Insurance Group       11,200           3,875
                                                  ----------
                                                      37,926
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            35

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
LEASING & RENTING -- 0.4%
Rent-A-Center*                        43,415        $  1,943
Ryder System                          47,800           1,049
Xtra*                                 10,400             532
                                                  ----------
                                                       3,524
                                                  ----------
MACHINERY -- 3.3%
AO Smith                              15,850             267
Applied Industrial Technologies       37,000             670
Asyst Technologies*                   77,600           1,413
Axcelis Technologies*                199,325           2,962
Blyth                                 89,850           2,208
Briggs & Stratton                     64,100           2,774
Cognex*                                8,500             254
Donaldson                             67,210           1,954
Franklin Electric                     13,400             997
Gardner Denver*                       67,800           1,349
Gehl*                                  9,900             169
Hydril*                               34,200           1,017
Paxar*                               106,050           1,273
Regal Beloit                         163,400           3,301
Stewart & Stevenson Services          44,200           1,286
Tecumseh Products, Cl A               45,300           2,358
Thomas Industries                     36,400             992
Toro                                  22,000             900
Twin Disc                             13,400             226
Ultratech Stepper*                   107,160           2,000
                                                  ----------
                                                      28,370
                                                  ----------
MARINE TRANSPORTATION -- 0.3%
Alexander & Baldwin                   25,300             593
Kirby*                                68,400           1,710
                                                  ----------
                                                       2,303
                                                  ----------
MEASURING DEVICES -- 1.0%
Esterline Technologies*               27,500             578
FEI*                                 140,750           4,983
Garmin*                                7,800             156
Ixia*                                 16,100             217
PerkinElmer                           12,375             854
Photon Dynamics*                       5,300             167
Roper Industries                      18,550             762
Varian*                               33,610           1,141
                                                  ----------
                                                       8,858
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 7.9%
Accredo Health*                       34,760           1,156
AdvancePCS*                           79,035           4,814
Albany Molecular Research*            10,500             360
America Service Group*                25,900             642
Apria Healthcare Group*              139,900           3,581
Arrow International                   30,350           1,139


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Cooper                                30,800        $  1,408
COR Therapeutics*                    149,100           5,171
Corixa*                               18,100             308
Cytyc*                                65,900           1,437
DaVita*                              153,000           2,892
Edwards Lifesciences*                166,050           3,847
First Health Group*                   65,900           3,308
Haemonetics Corp/Mass*                85,700           2,777
Health Management Associates, Cl A*   26,600             472
Henry Schein*                        104,600           3,949
ICU Medical*                          12,100             449
Illumina*                             33,000             376
Inamed*                               51,300           1,170
Inhale Therapeutic Systems*           15,200             426
Invacare                              15,700             582
LifePoint Hospitals*                   9,200             307
MGI Pharma*                           40,300             413
National Dentex*                      32,800             710
Oakley*                              316,300           7,939
Ocular Sciences*                      29,400             659
Pharmacyclics*                        73,600           2,064
PolyMedica*                           20,815             664
Province Healthcare*                  14,225             383
RehabCare Group*                      10,300             448
Renal Care Group*                     66,700           1,899
Resmed*                                9,800             535
Respironics*                          43,500           1,217
Sola International*                   42,300             599
SurModics*                            24,700           1,340
Syncor International*                 17,800             519
Transgenomic*                        257,100           2,643
Varian Medical Systems*               72,505           5,257
Vascular Solutions*                   30,900             198
                                                  ----------
                                                      68,058
                                                  ----------
METALS & METAL FABRICATE/HARDWARE -- 1.0%
Amcast Industrial                     26,800             236
Commercial Metals                     19,700             501
Kaydon                               141,300           3,651
Mueller Industries*                   84,200           2,694
Precision Castparts                   14,700             658
Velcro Industries                     87,000           1,001
                                                  ----------
                                                       8,741
                                                  ----------
METALS & MINING -- 0.2%
Cleveland-Cliffs                      75,800           1,539
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 1.3%
Aptargroup                            32,900           1,084
Crane                                 81,900           2,376
National Service Industries           29,300             743
NCH                                    9,100             492
Pittston Brink's Group               166,000           3,901

--------------------------------------------------------------------------------
36            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Smith Investment                       5,300      $      154
SPS Technologies*                     19,325             972
Tredegar                              53,225           1,058
                                                  ----------
                                                      10,780
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.2%
Standard Register                      8,200             135
Wallace Computer Services            113,160           1,940
                                                  ----------
                                                       2,075
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.6%
Packaging Corporation of America*    165,600           2,650
Rayonier                              43,500           1,946
Rock-Tenn, Cl A                       28,200             307
Schweitzer-Mauduit International      21,400             447
                                                  ----------
                                                       5,350
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 5.5%
3tec Energy*                          16,200             295
Cabot Oil & Gas, Cl A                129,600           3,992
CAL Dive International*               72,100           2,048
Core Laboratories*                    86,400           2,143
Cross Timbers Oil*                    28,975             855
Equitable Resources                   23,900           1,773
Evergreen Resources,*                 37,300           1,679
Forest Oil*                           80,500           2,737
Giant Industries*                     24,400             255
Gulf Indonesia Resources Ltd.*        15,100             153
Hanover Compressor*                   16,800             621
Horizon Offshore*                     58,800           1,081
Key Energy Services*                  72,400             992
Louis Dreyfus Natural Gas*            55,900           2,224
Millennium Cell*                     128,300           1,495
Nuevo Energy*                         98,900           1,988
Ocean Energy                          83,600           1,588
Patina Oil & Gas                      58,100           1,755
Patterson-UTI Energy*                 40,889           1,204
Pennzoil-Quaker State                 54,400             824
Precision Drilling*                   38,900           1,604
Prima Energy*                          2,900              77
Pure Resources*                       65,941           1,616
Range Resources*                      65,800             395
ST Mary Land & Exploration            68,100           1,508
Stone Energy*                         41,555           2,182
Superior Energy Services*             35,500             460
Swift Energy*                         78,100           2,617
Valero Energy                        138,000           6,084
Vintage Petroleum                     46,600           1,007
                                                  ----------
                                                      47,252
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.2%
Aerogen*                             256,400        $  1,538
Alkermes*                            136,000           4,117
Alpharma, Cl A                        18,600             477
Andrx Group*                           7,600             514
Barr Laboratories*                    15,100           1,076
Celgene*                             112,500           3,192
Diagnostic Products                   17,600           1,368
Dusa Pharmaceuticals*                 77,700             921
Emisphere Technologies*               88,200           1,734
First Horizon Pharmaceutical*         85,850           2,360
Perrigo*                              77,400           1,078
Taro Pharmaceuticals Industries*       9,655             659
                                                  ----------
                                                      19,034
                                                  ----------
REAL ESTATE -- 0.4%
Avatar Holdings*                      44,350           1,272
Brookfield Properties                125,300           2,227
                                                  ----------
                                                       3,499
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 6.4%
Alexandria Real Estate Equities       51,200           1,864
American Land Lease                   34,800             420
Annaly Mortgage Management           134,000           1,735
Apartment Investment & Management,
  Cl A                                70,300           3,225
Arden Realty                         100,400           2,472
AvalonBay Communities                 76,800           3,558
Boston Properties                    100,150           3,994
BRE Properties, Cl A                  80,000           2,396
Cabot Industrial Trust                68,800           1,331
Equity Office Properties Trust       128,829           3,749
Equity Residential Property Trust     35,100           1,883
Essex Property Trust                  52,300           2,455
First Industrial Realty Trust         51,375           1,605
General Growth Properties             51,900           1,958
Home Properties of NY                 53,100           1,524
Liberty Property Trust                90,750           2,630
Mack-Cali Realty                     130,600           3,589
Pinnacle Holdings*                    54,200             220
Post Properties                       39,700           1,448
Prentiss Properties Trust             54,300           1,379
PS Business Parks                     64,000           1,683
Public Storage                       114,800           3,171
Rouse                                 14,700             416
Shurgard Storage Centers, Cl A        12,500             344
SL Green Realty                      101,400           2,865
Spieker Properties                    33,450           1,900
Taubman Centers                       89,400           1,162
                                                  ----------
                                                      54,976
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            37

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 6.3%
99 Cents Only Stores*                 26,200        $    714
American Eagle Outfitters*            64,500           2,370
Anntaylor Stores*                     12,900             440
Applebees International               27,500           1,094
Brinker International*                52,800           1,296
Brown Shoe                            41,800             834
Cato, Cl A                            51,800           1,001
CEC Entertainment*                    36,030           1,560
Charlotte Russe Holding*              31,500             867
Chico's FAS*                         143,950           4,788
Childrens Place*                      10,800             309
Christopher & Banks*                  50,800           1,959
Copart*                               85,900           2,062
Dillards, Cl A                        65,700           1,072
Dress Barn*                           27,800             698
Factory 2-U Stores*                   25,200             781
Footstar*                             57,900           1,957
Genesco*                             112,100           3,402
Haverty Furniture                     41,100             522
HOT Topic*                           148,355           4,280
Jack in the Box*                      36,900             946
Kenneth Cole Productions, Cl A*       40,600           1,226
Men's Wearhouse*                      64,100           1,717
MSC Industrial Direct, Cl A*          75,500           1,271
Pacific Sunwear of California*        20,500             472
Pathmark Stores*                      30,000             682
Pier 1 Imports                        95,400           1,121
Rare Hospitality International*       95,200           2,215
Ross Stores                           22,900             548
Ruby Tuesday                          52,600             894
Ryan's Family STK Houses*             63,730             789
School Specialty*                     43,600           1,012
Skechers USA, Cl A*                   71,500           2,510
Smith & Wollensky Restaurant Group*  146,700           1,049
Too*                                  51,000           1,148
Venator Group*                       134,000           1,782
Zale*                                 86,200           2,803
                                                  ----------
                                                      54,191
                                                  ----------
RETIREMENT/AGED CARE -- 0.3%
Sunrise Assisted Living*             101,800           2,414
                                                  ----------
RUBBER-TIRES -- 0.1%
Bandag                                 9,300             245
Cooper Tire & Rubber                  36,700             483
                                                  ----------
                                                         728
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
Alpha Industries*                     19,900             438
AstroPower*                            4,600             238
ChipPAC*                               4,000              29
Cirrus Logic*                         15,500             307

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Cree*                                 32,900        $    944
Exar*                                 21,400             494
Fairchild Semiconductor International,
  Cl A*                               61,100           1,207
General Semiconductor*               148,100           1,641
International Rectifier*              20,210           1,214
Intersil Holding*                     29,000             945
LTX*                                  11,800             286
Microsemi*                             6,400             368
Microtune*                             4,600              76
Nvidia*                                8,130             696
O2Micro International*                23,200             235
OAK Technology*                       63,300             656
Omnivision Technologies*             319,600           1,250
Photronics*                           16,310             379
Pixelworks*                           45,400           1,142
PLX Technology*                       52,000             348
Power Integrations*                   51,000             617
Stanford Microdevices*                92,200           1,078
Silicon Laboratories*                 11,500             203
Therma-Wave*                           7,400             107
Transmeta Delaware*                  118,900           1,446
Triquint Semiconductor*               18,200             321
Tvia*                                218,800             459
Virage Logic*                         14,400             204
Virata*                               41,700             427
                                                  ----------
                                                      17,755
                                                  ----------
SOFTWARE -- 4.0%
Actuate*                              38,400             467
Advent Software*                      29,400           1,919
Avant!*                               40,000             672
Bsquare*                              23,900             203
Digi International*                   18,300             164
Echelon*                              97,200           2,056
Embarcadero Technologies*             30,855             859
Informatica*                           5,400             101
Interactive Intelligence*             18,700             253
Interwoven*                           22,300             404
Manugistics Group*                    16,600             596
Moldflow*                             90,300           1,531
MSC.Software*                         26,935             537
National Instruments*                 20,300             733
NETIQ*                                88,968           2,162
Network Associates*                  125,200           1,818
NetZero*                             595,500             506
Onyx Software*                       591,200           3,494
Pixar*                               129,000           5,344
Precise Software Solutions                15             321
Progress Software*                    66,635           1,079
Quest Software*                       29,500             919
Red Hat*                             709,600           3,867
Retek*                                50,900           1,782


--------------------------------------------------------------------------------
38            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Structural Dynamics Research*         20,100        $    487
Timberline Software                   61,700             327
Verity*                                8,400             130
Vignette*                             59,900             490
Wind River Systems*                   28,000             631
                                                  ----------
                                                      33,852
                                                  ----------
STEEL & STEEL WORKS -- 2.0%
AK Steel Holding                     238,291           3,191
Lone Star Technologies*               36,100           1,612
Maverick Tube*                        69,400           1,676
Roanoke Electric Steel                66,000           1,025
Schnitzer SteelIndustries, Cl A       57,000             798
Shaw Group*                           97,300           5,719
Tubos de Acero de Mexico ADR              80           1,017
USX-U.S. Steel Group                  92,000           1,796
                                                  ----------
                                                      16,834
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.1%
Allegiance Telecom*                   25,750             398
Commonwealth Telephone Enterprises*   22,000             782
Leap Wireless International*          17,900             553
Lightbridge*                          34,065             527
Mastec*                               24,700             397
Metro One Telecommunications*        106,945           4,814
Microcell Telecommunications*        127,325           1,039
West*                                 28,000             786
                                                  ----------
                                                       9,296
                                                  ----------
TRUCKING -- 1.0%
Arkansas Best*                        53,000           1,140
Arnold Industries                     91,925           1,705
Forward Air*                          12,750             389
Roadway Express                       28,600             749
Usfreightways                        143,400           4,070
Yellow*                               18,820             359
                                                  ----------
                                                       8,412
                                                  ----------
WHOLESALE -- 0.3%
Aviall*                               25,100             276
Handleman*                            56,200             683
Performance Food Group*               39,780           1,021
United Stationers*                    27,900             794
                                                  ----------
                                                       2,774
                                                  ----------
Total Common Stocks
  (Cost $766,942)                                    849,872
                                                  ----------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%
Craig*                                36,800      $       57
                                                  ----------
Total Preferred Stock
  (Cost $246)                                             57
                                                  ----------

RIGHT -- 0.0%
Bank United*                          24,100               8
                                                  ----------
Total Right (Cost $4)                                      8
                                                  ----------

WARRANT -- 0.0%
Dime Bancorp* (B)                     16,735               5
                                                  ----------
Total Warrant (Cost $0)                                    5
                                                  ----------

OTHER INVESTMENT COMPANIES -- 0.3%
John Hancock Bank and
  Thrift Opportunity Fund            249,200           2,210
                                                  ----------
Total Other Investment Companies
  (Cost $1,924)                                        2,210
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.2%
U.S. Treasury Bills (A)
  3.550%, 08/30/01                  $  1,800           1,784
                                                  ----------
Total U.S. Treasury Obligation
  (Cost $1,774)                                        1,784
                                                  ----------

REPURCHASE AGREEMENTS -- 2.4%
Merrill Lynch
  5.520%, dated 05/31/01, matures
  06/01/01, repurchase price $3,949,044
  (collateralized by U.S. Treasury
  Obligations, total market value
  $4,245,399)                          3,948           3,948
Morgan Stanley Dean Witter (C)
  4.090%, dated 05/31/01, matures
  06/01/01, repurchase price $16,655,269
  (collateralized by FNMA Obligations,
  total market value $17,072,909)     16,653          16,653
                                                  ----------
Total Repurchase Agreements
  (Cost $20,601)                                      20,601
                                                  ----------
Total Investments -- 102.0%
  (Cost $791,491)                                    874,537
                                                  ----------
Other Assets and Liabilities, Net -- (2.0%)           (17,259)
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001     39

STATEMENT OF NET ASSETS / SCHEDULE OF INVESTMENTS

Small Cap Fund (Concluded)


--------------------------------------------------------------------------------
                                                Market Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares
  (unlimited authorization -- no par value)
  based on 65,834,209 outstanding shares of
  beneficial interest                               $795,158
Undistributed net investment income                      675
Accumulated net realized loss on investments         (22,296)
Net unrealized appreciation on investments            83,046
Net unrealized appreciation on futures contracts         695
                                                  ----------
Total Net Assets -- 100.0%                           $857,278
                                                  ==========
Net asset value, offering and redemption
  price per share                                     $13.02
                                                  ==========
*Non-Income Producing Security
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Represents a potential distribution settlement in a legal claim. Does not have a strike price or expiration date.
(C) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Ltd. -- Limited
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
40            SEI Institutional Investments Trust / Annual Report / May 31, 2001

Core Fixed Income Fund

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.3%
U.S. Treasury Bonds
       11.875%, 11/15/03         $       210      $      245
        9.875%, 11/15/15              80,475         112,149
        9.250%, 02/15/16              70,070          93,499
        6.250%, 05/15/30              12,760          13,470
        6.125%, 08/15/29              27,665          28,570
        5.375%, 02/15/31              28,880          27,251
U.S. Treasury Bonds TIPS
        3.875%, 04/15/29              21,286          22,909
        3.625%, 04/15/28              38,565          39,709
U.S. Treasury Notes
        6.500%, 10/15/06 to 02/15/10  28,710          30,817
        6.125%, 08/15/07               2,320           2,433
        6.000%, 08/15/09               1,240           1,289
        5.750%, 08/15/10              12,520          12,791
        5.625%, 05/15/08                 310             316
        5.000%, 02/15/11               1,610           1,561
U.S. Treasury Notes TIPS
        3.625%, 01/15/08              18,377          18,952
U.S. Treasury STRIPS
        0.000%, 11/15/21              17,730           5,085
                                                  ----------
Total U.S. Treasury Obligations (Cost $391,447)      411,046
                                                  ----------

GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
FHLB
        4.875%, 04/16/04               2,910           2,906
FHLMC
        6.625%, 09/15/09               5,000           5,194
        5.875%, 03/21/11               4,960           4,794
        5.250%, 01/15/06              15,010          14,870
FHLMC (A)
        3.830%, 08/09/01               1,550           1,538
FHLMC CMO/REMIC,  Ser 1, Cl Z
        9.300%, 04/15/19                 237             248
FHLMC CMO/REMIC,  Ser 1081, Cl K
        7.000%, 05/15/21               8,238           8,317
FHLMC CMO/REMIC,  Ser 1101, Cl M
        6.950%, 07/15/21               5,060           5,103
FHLMC CMO/REMIC,  Ser 1563, Cl SB (B)
        7.700%, 05/15/08                  91              91
FNMA    7.125%, 02/15/05               7,760           8,231
        7.000%, 07/15/05               5,700           6,034
        6.250%, 02/01/11               4,800           4,758
        5.750%, 02/15/08               1,550           1,546

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
FNMA (A)
        4.940%, 08/09/01         $     2,000      $    1,985
FNMA CMO/REMIC,  Ser 1990-106, Cl J
        8.500%, 09/25/20                 134             140
FNMA CMO/REMIC,  Ser 1990-58, Cl J
        7.000%, 05/25/20               1,686           1,707
FNMA CMO/REMIC,  Ser 1990-93, Cl G
        5.500%, 08/25/20                 728             707
FNMA CMO/REMIC,  Ser 1991-156, Cl A
        7.500%, 10/25/21                 513             522
FNMA CMO/REMIC,  Ser 1993-69, Cl Z
        6.000%, 01/25/22                 920             913
FNMA CMO/REMIC,  Ser 1994-9, Cl C, PO
        0.000%, 08/25/23                  43              42
FNMA CMO/REMIC,  Ser 1996-45, Cl K
        7.000%, 09/25/21               1,709           1,725
FNMA CMO/REMIC,  Ser 1997-5, Cl VG
        7.050%, 06/25/04               1,160           1,179
FNMA CMO/REMIC,  Ser 92-30, Cl Z
        7.000%, 06/25/22               1,873           1,897
FNMA STRIP, Ser 269, Cl 1
        9.000%, 08/01/22                  98             104
Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,450           1,889
Hydro-Quebec, Ser HY
        8.400%, 01/15/22               1,750           2,006
Hydro-Quebec, Ser JL
        6.300%, 05/11/11               2,120           2,083
Resolution Funding
        8.625%, 01/15/30                 250             331
Tennessee Valley Authority
        7.125%, 05/01/30               3,440           3,695
                                                  ----------
Total Government Agency Obligations
  (Cost $83,031)                                      84,555
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            41

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 39.0%
FHLMC
        9.750%, 10/01/14         $       185      $      200
        9.000%, 12/01/05                  11              12
        8.500%, 09/01/08 to 04/01/09   1,020           1,070
        8.000%, 08/01/26 to 11/01/30  28,814          29,860
        7.500%, 10/01/09 to 12/01/30   8,375           8,583
        7.000%, 01/01/11 to 09/01/25  13,858          14,058
        6.500%, 02/01/13 to 06/13/31  59,662          59,195
        6.000%, 03/01/11 to 06/13/31  56,141          55,399
        5.500%, 10/01/13 to 05/01/16  20,148          19,564
FHLMC TBA
        7.000%, 06/13/31               1,000           1,009
        6.500%, 06/13/31              19,200          18,978
        6.000%, 06/18/16 to 06/13/31   6,500           6,320
FNMA    8.500%, 09/01/13 to 10/01/28   3,275           3,439
        8.000%, 04/01/08 to 07/01/31  83,259          86,013
        7.500%, 06/01/24 to 07/01/31  37,574          38,325
        7.000%, 05/01/11 to 12/01/30  36,516          36,893
        6.500%, 10/01/08 to 09/01/29  34,292          34,309
        6.000%, 03/01/11 to 07/01/31 117,459         113,588
        5.500%, 05/01/13 to 08/01/15  28,802          27,937
FNMA (B)
        6.500%, 12/01/12               1,897           1,910
FNMA ARM
        7.047%, 06/01/34               3,529           3,602
FNMA TBA
        6.000%, 06/01/31               1,800           1,734
GNMA
        9.500%, 12/15/20                 156             169
        8.500%, 11/15/20                  10              11
        8.000%, 12/15/23 to 08/15/30   9,981          10,380
        7.500%, 09/15/06 to 10/15/30  17,674          18,193
        7.000%, 04/15/23 to 02/15/30  30,150          30,527
        6.500%, 06/15/11 to 05/15/30  42,498          42,070
        6.000%, 03/15/14 to 02/20/29   7,052           6,981
GNMA TBA
        7.500%, 06/01/31              25,400          26,091
        7.000%, 06/01/31              24,900          25,203
        6.500%, 06/01/31              93,190          92,316
        6.000%, 06/01/31              17,070          16,563
                                                  ----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $819,368)                                    830,502
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 24.1%
AEROSPACE & DEFENSE -- 0.4%
Boeing
        6.625%, 02/15/38         $     3,000      $    2,812
Lockheed Martin
        8.500%, 12/01/29               2,560           2,851
Northrop-Grumman
        9.375%, 10/15/24               2,990           3,188
                                                  ----------
                                                       8,851
                                                  ----------
AIR TRANSPORTATION -- 2.1%
America West Airlines, Ser 99-1
        7.930%, 01/02/19               6,375           6,675
American Airlines, Ser 94A4
        9.780%, 11/26/11               1,960           2,197
Atlas Air, Ser 00-1
        8.707%, 01/02/19               2,727           2,964
Continental Airlines, Ser 00-2
        8.312%, 04/02/11               2,300           2,421
Continental Airlines, Ser 974C
        6.800%, 07/02/07               5,437           5,464
Continental Airlines, Ser 99-2
        7.434%, 09/15/04               1,350           1,379
        7.730%, 03/15/11               1,619           1,651
FedEx, Ser 981B
        6.845%, 01/15/19                 563             546
Northwest Airlines, Ser 971B
        7.248%, 01/02/12               4,559           4,252
Northwest Airlines, Ser 991C
        8.130%, 02/01/14               1,168           1,184
United Air Lines, Ser 91A2
       10.020%, 03/22/14               3,550           3,710
United Air Lines, Ser 91C
       10.360%, 11/13/12               1,445           1,534
United Air Lines, Ser 96A1
        7.270%, 01/30/13               2,643           2,530
US Airways Pass-Thru Trust, Ser 98-1
        7.350%, 01/30/18               4,376           4,169
US Airways, Cl B
        7.500%, 04/15/08               3,424           3,329
                                                  ----------
                                                      44,005
                                                  ----------
AUTOMOTIVE -- 0.6%
DaimlerChrysler
        8.000%, 06/15/10               1,250           1,306
DaimlerChrysler AG
        7.450%, 03/01/27               2,500           2,325
Ford Motor
        6.375%, 02/01/29               3,000           2,524
        7.450%, 07/16/31               1,460           1,405
        7.700%, 05/15/97               1,300           1,232

--------------------------------------------------------------------------------
42            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Visteon
        8.250%, 08/01/10         $     3,650      $    3,842
                                                  ----------
                                                      12,634
                                                  ----------
BANKS -- 2.3%
ABN-AMRO Bank
        7.250%, 05/31/05               3,425           3,571
AllFirst Financial
        7.200%, 07/01/07               4,210           4,231
Amsouth Bancorp
        6.750%, 11/01/25               1,000           1,002
Bank of America
        7.400%, 01/15/11               3,350           3,479
       10.200%, 07/15/15               2,850           3,409
Bank of Oklahoma
        7.125%, 08/15/07               6,750           6,615
Bank One MTN, Ser G
        7.000%, 10/16/06               4,000           4,055
BankBoston
        6.375%, 04/15/08               1,000             986
Dresdner Bank-NY
        7.250%, 09/15/15               1,750           1,792
First National Bank of Omaha
        7.320%, 12/01/10               2,750           2,671
First Union Capital I, Ser A
        7.935%, 01/15/27                 720             690
Key Bank
        7.125%, 08/15/06               1,500           1,545
Keycorp
        6.750%, 03/15/06               1,000           1,009
Royal Bank of Scotland Group PLC,  Ser 2
        8.817%, 03/31/49               4,300           4,612
Swiss Bank NY
        7.375%, 07/15/15               2,300           2,409
        7.000%, 10/15/15                 300             304
Union Planters
        7.750%, 03/01/11               2,725           2,790
WestDeutsche Landesbank NY
        6.050%, 01/15/09               4,175           4,045
                                                  ----------
                                                      49,215
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.4%
Comcast
        8.875%, 04/01/07               7,722           8,234
Comcast Cable Communications
        6.750%, 01/30/11               6,700           6,601
Continental Cablevision
        9.000%, 09/01/08                 800             879
        9.500%, 08/01/13               5,925           6,517


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Cox Communications
        7.875%, 08/15/09         $       440      $      464
Sprint Capital
        7.625%, 01/30/11               1,500           1,494
TCI Communications
        6.375%, 05/01/03               1,080           1,093
        7.875%, 02/15/26               1,550           1,544
        7.125%, 02/15/28               3,930           3,566
                                                  ----------
                                                      30,392
                                                  ----------
CHEMICALS -- 0.2%
Dow Chemical
        7.375%, 11/01/29               2,850           2,928
Rohm & Haas
        7.850%, 07/15/29               1,650           1,741
                                                  ----------
                                                       4,669
                                                  ----------
COMPUTERS & SERVICES -- 0.2%
Electronic Data Systems
        7.450%, 10/15/29               3,800           3,833
                                                  ----------
ELECTRIC GENERAL UTILITIES SERVICES -- 1.7%
Alabama Power
        9.000%, 12/01/24               1,050           1,104
Amerenenergy Generating (C)
        7.750%, 11/01/05               3,000           3,090
Arizona Public Services
        8.000%, 12/30/15               1,000           1,006
CE Generation LLC
        7.416%, 12/15/18               4,140           3,981
Commonwealth Edison, Ser 75
        9.875%, 06/15/20               1,043           1,156
Conectiv MTN, Ser A
        6.730%, 06/01/06               3,550           3,628
Dominion Fiber Ventures (C)
        7.050%, 03/15/05               2,450           2,457
Edison Mission (C)
        9.875%, 04/15/11               4,000           3,885
Edison Mission Energy
        7.730%, 06/15/09                 400             348
FPL Group Capital
        7.375%, 06/01/09               5,000           5,131
Korea Electric Power
        7.750%, 04/01/13               2,460           2,423
        6.750%, 08/01/27                 450             454
Midwest Generation LLC (C)
        8.300%, 07/02/09               2,000           1,940
PSI Energy
        7.850%, 10/15/07               3,100           3,115
System Energy Resources
        7.430%, 01/15/11               2,210           2,227
                                                  ----------
                                                      35,945
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            43

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.4%
Bear Stearns
        6.250%, 07/15/05         $       800      $      799
        7.800%, 08/15/07               2,200           2,321
Dryden Investor Trust (C)
        7.157%, 07/23/08               4,938           4,938
Finova Capital (D)
        5.875%, 10/15/01               1,000             891
Ford Motor Credit
        7.500%, 03/15/05               1,000           1,045
        7.600%, 08/01/05               3,500           3,670
        6.875%, 02/01/06               4,875           4,956
        7.875%, 06/15/10                 200             210
        7.375%, 02/01/11                 900             916
Ford Motor Credit MTN
        7.750%, 02/15/07               5,000           5,250
General Motors Acceptance
        6.750%, 01/15/06               1,000           1,015
        7.250%, 03/02/11               4,810           4,888
General Motors Acceptance (E)
        7.130%, 06/15/15               2,600             877
Goldman Sachs Group MTN, Ser E
        7.800%, 01/28/10               5,000           5,281
Heller Financial
        8.000%, 06/15/05               4,025           4,300
Household Finance
        8.000%, 05/09/05               5,000           5,350
John Deere Capital
        6.000%, 02/15/09               1,700           1,626
JP Morgan Capital Trust II
        7.950%, 02/01/27                 200             204
Lehman Brothers
       11.625%, 05/15/05                 600             706
Lehman Brothers Holdings
        8.750%, 03/15/05               1,250           1,358
        8.250%, 06/15/07               5,400           5,828
        7.875%, 08/15/10               1,000           1,052
        8.800%, 03/01/15               3,000           3,323
Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06               4,000           4,145
Merrill Lynch
        6.875%, 11/15/18               3,075           2,998
        7.430%, 09/01/22               2,040           2,018
National Rural Utilities, Ser V
        9.000%, 09/01/21               2,100           2,195
Nisource Finance
        7.625%, 11/15/05               1,500           1,569
Paine Webber Group MTN, Ser C
        6.730%, 01/20/04                 150             156
        7.390%, 10/16/17               5,915           6,063
Paine Webber Group MTN, Ser D
        6.930%, 08/15/03                 325             338

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Principal Financial Group (C)
        8.200%, 08/15/09         $     4,000      $    4,293
Progress Capital Holdings MTN
        6.750%, 12/10/07               3,000           2,987
Washington Mutual Capital I
        8.375%, 06/01/27               1,000           1,014
Washington Mutual Financial
        8.250%, 06/15/05               3,775           4,025
                                                  ----------
                                                      92,605
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 1.3%
Earth Grains
        8.375%, 08/01/03               2,000           2,060
        8.500%, 08/01/05               3,600           3,681
Nabisco
        7.550%, 06/15/15               3,000           3,060
Nabisco (F)
        6.375%, 02/01/05               3,000           2,910
Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               2,500           2,491
Philip Morris
        7.750%, 01/15/27               5,570           5,570
Philip Morris Capital
        7.500%, 07/16/09               2,500           2,534
RJ Reynolds Tobacco Holding, Ser B
        7.750%, 05/15/06               3,760           3,761
        7.875%, 05/15/09               2,530           2,470
                                                  ----------
                                                      28,537
                                                  ----------
FORESTRY -- 0.0%
Weyerhaeuser
  7.250%, 07/01/13                       325             323
                                                  ----------
                                                         323
                                                  ----------
INDEPENDENT POWER PRODUCER -- 0.3%
NRG Energy (C)
  7.625%, 02/01/06                     4,000           4,100
Utilicorp United
  7.000%, 07/15/04                     1,750           1,767
                                                  ----------
                                                       5,867
                                                  ----------
INSURANCE -- 1.3%
Allstate
        7.500%, 06/15/13               1,000           1,044
Associated P&C Holdings
        6.750%, 07/15/03               6,100           6,192
Axa Financial
        9.000%, 12/15/04               2,070           2,261

--------------------------------------------------------------------------------
44            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Conseco
        8.750%, 02/09/04         $     5,437      $    5,152
   Lincoln National
        9.125%, 10/01/24               1,000           1,093
   Loews
        7.625%, 06/01/23                 450             429
        7.000%, 10/15/23               1,950           1,736
   USF&G
        7.125%, 06/01/05               1,000           1,021
   Zurich Capital Trust I (C)
        8.376%, 06/01/37               8,300           8,342
                                                  ----------
                                                      27,270
                                                  ----------
MACHINERY -- 0.0%
   Caterpillar
        9.750%, 06/01/19               1,006           1,045
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 0.2%
   Unitedhealth Group
        6.600%, 12/01/03               5,000           5,112
                                                  ----------
MULTIMEDIA -- 0.5%
   News America
        7.300%, 04/30/28               2,660           2,391
   News America Holdings
       10.125%, 10/15/12               3,900           4,227
        8.150%, 10/17/36               5,000           4,763
                                                  ----------
                                                      11,381
                                                  ----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Management
        7.125%, 12/15/17               5,425           5,011
        7.100%, 08/01/26               2,245           2,281
        7.375%, 05/15/29               1,000             908
                                                  ----------
                                                       8,200
                                                  ----------
OIL DISTRIBUTOR -- 0.6%
   Coastal
        6.950%, 06/01/28               6,750           6,143
   Phillips Pete
        9.180%, 09/15/21               1,200           1,262
   Vastar Resources
        6.500%, 04/01/09               5,000           5,038
                                                  ----------
                                                      12,443
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.4%
   Federal Paper Board
        8.875%, 07/01/12                 300             327
   Georgia-Pacific
        9.500%, 12/01/11               1,300           1,415
        9.875%, 11/01/21               1,800           1,876


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pactiv
        8.000%, 04/15/07         $     2,000      $    2,015
        7.950%, 12/15/25                 125             113
   Westvaco
        8.400%, 06/01/07               3,300           3,510
                                                  ----------
                                                       9,256
                                                  ----------
PIPELINES -- 0.9%
   CMS Panhandle Holdings
        7.000%, 07/15/29               1,300           1,095
   Dynegy
        7.450%, 07/15/06               4,500           4,646
   Kinder Morgan
        9.625%, 08/01/21               1,400           1,475
   Oneok
        7.750%, 08/15/06               7,000           7,382
        7.125%, 04/15/11               1,875           1,864
   Yosemite Security Trust I (C)
        8.250%, 11/15/04               2,500           2,595
                                                  ----------
                                                      19,057
                                                  ----------
RAILROAD TRANSPORTATION -- 0.5%
   Burlington North Santa Fe
        6.750%, 03/15/29               3,000           2,738
   Consolidated Rail
        7.875%, 05/15/43                 450             434
   Union Pacific
        7.000%, 02/01/16               5,000           4,863
        7.125%, 02/01/28               1,500           1,440
                                                  ----------
                                                       9,475
                                                  ----------
REAL ESTATE INVESTMENT MANAGEMENT -- 0.1%
   Security Capital Group MTN, Ser A
        7.750%, 11/15/03               1,600           1,646
                                                  ----------
RETAIL -- 0.9%
   BAA PLC
        7.000%, 01/15/04               6,500           6,573
   Dillards
        6.875%, 06/01/05               1,500           1,386
   Dollar General
        8.625%, 06/15/10               7,000           6,840
   JC Penney
        9.750%, 06/15/21               1,200             930
        6.900%, 08/15/26               1,650           1,600
   May Department Stores
        9.875%, 06/15/21               1,500           1,570
                                                  ----------
                                                      18,899
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            45

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 1.7%
   Air 2 US (C)
        8.027%, 10/01/19         $     4,755      $    5,003
   British Aerospace Financial (C)
        7.500%, 07/01/27               5,000           4,925
   Enron Cln Trust (C)
        7.375%, 05/15/06               9,250           9,211
   Marlin Water Trust/Capital (C)
        7.090%, 12/15/01               1,000           1,009
   Osprey Trust/Osprey I (C)
        8.310%, 01/15/03               3,700           3,811
        7.797%, 01/15/03               3,000           3,069
   Qwest Capital Funding (C)
        7.250%, 02/15/11               4,750           4,756
   Toll Road Investment Partnership II
      (C) (E)
        6.635%, 02/15/06               5,000           3,698
                                                  ----------
                                                      35,482
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.7%
   AT&T Canada
       10.625%, 11/01/08               2,180           2,392
   AT&T Canada (G)
        6.820%, 06/15/08               3,900           3,252
   AT&T MTN (F)
        8.350%, 02/15/05               2,000           2,107
   British Telecom (F)
        7.625%, 12/15/05               1,400           1,468
        8.625%, 12/15/30               2,940           3,179
   France Telecom (C)
        7.750%, 03/01/11               2,200           2,267
        8.500%, 03/01/31               1,830           1,951
   New York Telephone
        9.375%, 07/15/31               2,768           2,934
   Qwest
        8.875%, 06/01/31               2,200           2,316
   Verizon Communications
        6.940%, 04/15/28               3,000           2,858
   WorldCom
        8.250%, 05/15/31              10,000          10,017
   Worldcom (C) (F)
        7.375%, 01/15/03                 700             709
   Worldcom (C)
        7.375%, 01/15/06               1,600           1,626
                                                  ----------
                                                      37,076
                                                  ----------
Total Corporate Obligations
   (Cost $505,511)                                   513,218
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
YANKEE BONDS -- 2.5%
   Andina de Fomento
        8.875%, 06/01/05         $     3,400      $    3,659
   Banco Santander-Chile, Ser MBIA
        6.500%, 11/01/05               4,100           4,126
   CIT Group, Ser B
        6.875%, 02/16/05               3,000           3,056
   CIT Holdings LLC, Ser A
        7.125%, 12/17/03               8,100           8,353
   Deutsche Telekom International Finance
        8.250%, 06/15/30               3,400           3,511
   Diageo Capital PLC
        6.625%, 06/24/04               4,700           4,859
   Ford Capital BV
        9.500%, 06/01/10               1,000           1,149
   Household Netherlands BV
        6.200%, 12/01/03               5,000           5,038
   HSBC Bank PLC
        6.950%, 03/15/11               1,750           1,768
   Hydro Quebec, Ser FU
       11.750%, 02/01/12                 820           1,133
   Hydro Quebec, Ser GW
        9.750%, 01/15/18               4,110           4,393
   National Bank of Hungary
        8.875%, 11/01/13                 650             713
   NewFoundland
       10.000%, 12/01/20               1,200           1,572
   Norsk Hydro A/S
        9.000%, 04/15/12                 525             608
   Pohang Iron & Steel
        7.375%, 05/15/05                 250             254
   Pohang Iron & Steel Ltd.
        7.125%, 07/15/04                 500             513
   Quebec Province
        7.500%, 09/15/29               3,622           3,866
   Santander Financial Issuances
        7.250%, 11/01/15               1,175           1,169
   Wharf Capital International Ltd.
        8.875%, 11/01/04                 375             408
   Wharf International Finance Ltd.
        7.625%, 03/13/07                 575             586
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               3,000           2,899
                                                  ----------
Total Yankee Bonds
   (Cost $52,272)                                     53,633
                                                  ----------

ASSET-BACKED SECURITIES -- 6.3%
   Asset Securitization,
   Ser 1996-D2, Cl A1
        6.920%, 02/14/29               7,868           8,091
   Cityscape Home Equity Loan Trust,
   Ser 1997-C , Cl A4
        7.000%, 07/25/28               1,554           1,590

46            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
        7.090%, 04/15/28           $   1,564         $ 1,606
   Contimortgage Home Equity Loan Trust,
      Ser 1997-3, Cl A9
        7.120%, 08/15/28               2,699           2,752
   Contimortgage Home Equity Loan Trust,
      Ser 1997-5, Cl A5
        6.630%, 12/15/20               1,600           1,631
   Contimortgage Home Equity Loan Trust,
      Ser 1998-1, Cl A6
        6.580%, 12/15/18               1,000           1,019
   Delta Funding Home Equity Loan Trust,
      Ser 1997-1, Cl A6
        7.210%, 04/25/29               1,470           1,511
   Delta Funding Home Equity Loan Trust,
      Ser 1997-3, Cl A6F
        6.860%, 10/25/28               2,366           2,410
   Delta Funding Home Equity Loan Trust,
      Ser 1997-4, Cl A5F
        6.670%, 01/25/28               1,910           1,936
   Delta Funding Home Equity Loan Trust,
      Ser 1998-4, Cl A4F
        6.190%, 02/15/31               1,500           1,495
   EQCC Home Equity Loan Trust,
      Ser 1993-3, Cl A
        5.150%, 09/15/08               1,930           1,926
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
        7.275%, 07/25/28               2,913           2,997
   Evergreen Tower (H)
        7.375%, 01/01/39                 969           1,005
   First Union-Lehman Brothers,
      Ser 1997-C2, IO
        1.530%, 11/18/27               1,974             127
   GE Capital Mortgage Services,
      CMO, Ser 1994-7, Cl A15 (F)
        5.000%, 02/25/09                 580             533
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               5,350           5,444
   GMAC Commercial Mortgage Securities,
      Ser 1998-C2, Cl X, IO
        3.090%, 08/15/23               8,634             304
   GMAC Commercial Mortgage Securities,
      Ser 1999-C2, Cl A2
        6.945%, 09/15/33               4,100           4,216
   Green Tree Financial
        6.330%, 11/01/29               1,770           1,763
   Green Tree Financial, Ser 1998-2,
      Cl A5
        6.240%, 11/01/16               2,226           2,267


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Green Tree Home Equity Loan Trust,
      Ser 1997-B, Cl A6
        7.120%, 04/15/27              $  757           $ 777
   Green Tree Recreational, Ser 1998-A,
      Cl A1H
        6.710%, 05/15/29                 491             495
   GS Mortgage Securities, CMO,
      Ser 1998-1, Cl A (C)
        8.000%, 09/20/29               1,413           1,468
   GS Mortgage Securities, CMO,
      Ser 1998-2, Cl A (C)
        7.750%, 05/19/27                 554             571
   GS Mortgage Securities, CMO,
      Ser 1999-3, Cl A (C)
        8.000%, 08/19/29               2,022           2,118
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
        6.562%, 04/13/31               3,100           3,130
   IMC Home Equity Loan Trust,
      Ser 1997-5, Cl A10
        6.880%, 11/20/28               3,287           3,355
   IMC Home Equity Loan Trust,
      Ser 1997-7, Cl A8
        6.650%, 02/20/29               2,070           2,172
   IMC Home Equity Loan Trust,
      Ser 1998-3, Cl A8
        6.340%, 08/20/29               3,000           3,019
   Impac Commercial Holdings,
      Ser 1998-C1, Cl A1A
        6.060%, 10/20/07               1,757           1,771
   JP Morgan Commercial Mortgage Finance,
      Ser 1997-C5, Cl X, IO
        1.529%, 09/15/29               4,533             275
   Merrill Lynch Mortgage Investors,
      Ser A3, Cl 1996-C2
        6.960%, 11/21/28               6,700           6,785
   Metropolitan Asset Funding,
      Ser 1997-B, Cl A1D (C)
        7.130%, 03/20/12               3,000           3,050
   Money Store Home Equity Trust,
      Ser 1995-C, Cl A5
        7.175%, 04/15/26               6,647           6,806
   Nomura Asset Securities,
      Ser 1996-MD5, Cl A1B
        7.120%, 04/13/36               3,000           3,120
   Public Service New Hampshire Funding,
      Ser 2001-1, Cl A3
        6.480%, 05/01/15              15,410          15,121
   Residential Accredit Loans, CMO,
      Ser 1997-QS8, Cl A10
        7.500%, 08/25/27               3,000           3,072
   Residential Accredit Loans, CMO,
      Ser 1998-QS9, Cl A10
        6.750%, 07/25/28               1,713           1,737

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            47

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS

Core Fixed Income Fund (Concluded)


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Residential Funding Mortgage Securities I,
      CMO, Ser 1998-S17, Cl A8
        6.750%, 08/25/28             $ 4,093        $  4,132
   Residential Funding Mortgage Securities I,
      Ser 1998-S9, Cl 1A1
        6.500%, 04/25/13               2,354           2,376
   Residential Funding Mortgage Securities,
      Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25               8,600           8,939
   Ryland Mortgage Securities, CMO,
      Ser 1994-7A, Cl A2
        7.000%, 08/25/25                 854             869
   Salomon Brothers Mortgage Securities,
      CMO, Ser 2000-NL1, Cl A2 (C)
      6.905%, 09/15/08                 2,925           2,972
   Saxon Asset Securities Trust,
      Ser 1998-4, Cl AF6
        6.400%, 01/25/30               6,000           6,001
   TMS SBA Loan Trust 1999-1, Cl A (F)
        7.161%, 07/15/25                 884             881
   UCFC Home Equity Loan,
      Ser 1995-B1, Cl A5
        7.250%, 12/10/20               1,600           1,611
   Union Planters Mortgage Finance, CMO,
      Ser 1998-1, Cl A1
        6.350%, 01/25/28                 147             147
   USCMT, Ser 1991-1A
        5.273%, 07/15/06               2,900           2,904
                                                  ----------
Total Asset-Backed Securities
   (Cost $132,255)                                   134,297
                                                  ----------
MUNICIPAL BONDS -- 0.0%
   Los Angeles County,
      California Taxable Pension Obligation,
      Ser D, RB MBIA (E)
        8.029%, 06/30/10                 650             366
                                                  ----------
Total Municipal Bonds
      (Cost $318)                                        366
                                                  ----------

REPURCHASE AGREEMENTS -- 20.3%
   ABN-Amro (I)
      4.080%, dated 05/31/01, matures 06/01/01,
      repurchase price $27,003,060 (collateralized
      by FNMA Obligations, total market value
      $27,540,951)                    27,000          27,000
   JP Morgan Chase (I)
      4.080%, dated 05/31/01, matures 06/01/01,
      repurchase price $54,530,104 (collateralized
      by FNMA Obligations, total market value
      $55,615,697)                    54,524          54,524

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch (I)
      4.080%, dated 05/31/01, matures 06/01/01,
      repurchase price $352,352,929 (collateralized
      by U.S. Treasury Obligations, total market
      value $359,361,353)           $352,313        $352,313
                                                  ----------
Total Repurchase Agreements
      (Cost $433,837)                                433,837
                                                  ----------
Total Investments -- 115.5%
      (Cost $2,418,039)                            2,461,454
                                                  ----------
Other Assets and Liabilities, Net -- (15.5%)         (329,980)
                                                  ----------
Total Net Assets -- 100.0%                         $2,131,474
                                                  ==========

(A) Discount Note -- The rate reported on the Statement of Net Assets is the discount rate at time of purchase.
(B) Security, or portion thereof, is pledged as collateral on open futures contracts.
(C) Securities sold within terms of private placement memorandum, exempt from registration under Section 144A of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in that program or other investors.
(D) Security in default on interest payments.
(E) Zero Coupon Bond -- The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2001.
(G) Step Bond -- The rate reported on the Statement of Net Assets is the effective yield on May 31, 2001. The coupon on a step bond changes on a specific date.
(H) Loans Supporting Construction In Progress
(I) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
Ltd. -- Limited
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Liability Company
PO -- Principal Only
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Seperately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TIPS -- Treasury Inflation Protection Security
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
48            SEI Institutional Investments Trust / Annual Report / May 31, 2001

International Equity Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 96.1%
AUSTRALIA -- 2.4%
Aristocrat Leisure Ltd.               88,588      $      286
Australia and New Zealand Banking
  Group Ltd.                         145,000           1,122
BHP Ltd.                             673,677           7,683
BHP Ltd. ADR                           2,000              45
Brambles Industries Ltd.              13,627             354
Cable & Wireless Optus Ltd.*         317,400             563
Commonwealth Bank of Australia       133,449           2,111
Computershare Ltd.                    74,863             266
CSL Ltd.                              22,904             454
Foster's Brewing Group Ltd.          393,277           1,069
Macquarie Bank Ltd.                   35,566             588
National Australia Bank              155,502           2,558
News Ltd.                            260,218           2,279
QBE Insurance Group Ltd.             231,282           1,253
Rio Tinto Ltd.                        75,128           1,385
Southcorp Ltd.                        61,980             210
Telstra Ltd.                         677,827           2,209
Westpac Banking                      219,461           1,546
WMC Ltd.                             369,192           1,675
Woodside Petroleum Ltd.               37,200             278
Woolworths Ltd.                      213,252           1,038
                                                  ----------
                                                      28,972
                                                  ----------
BELGIUM -- 0.9%
Fortis, Ser B                        438,638          10,410
                                                  ----------
BRAZIL -- 0.2%
Embratel Participacoes ADR           231,698           1,981
                                                  ----------
CANADA -- 1.9%
Abitibi-Consolidated                  70,900             592
Alcan Aluminum Ltd.                    9,900             441
ATI Technologies*                    104,900             769
Bank of Nova Scotia                    2,100              60
Bombardier, Ser B                    126,600           1,942
CAE                                   27,000             473
Canadian Imperial Bank of Commerce   141,500           4,599
Canadian National Railway             14,000             558
Canadian Pacific Limited              71,250           2,927
Magna International, Cl A             29,100           1,728
MDS                                    8,800             130
Mitel*                                30,000             263
Nortel Networks                      190,726           2,533
Pancanadian Petroleum Pete            94,500           2,974
Teck, Cl B*                           40,700             437
Thomson                               58,800           2,016
                                                  ----------
                                                      22,442
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DENMARK -- 0.1%
Danske Bank                           95,520      $    1,509
                                                  ----------
FINLAND -- 1.1%
Nokia                                341,300           9,888
Nokia ADR                              6,500             190
UPM-Kymmene Oyj                       86,800           2,755
                                                  ----------
                                                      12,833
                                                  ----------
FRANCE -- 11.1%
Accor                                 11,500             469
Aventis                               59,492           4,417
Aventis (DE)                         129,756           9,568
Axa                                  356,424          10,121
BNP Paribas                           39,450           3,427
Bouygues                              69,160           2,547
Carrefour Supermarche                172,640           9,438
Castorama Dubois Investissements      42,064           9,491
Christian Dior                        12,000             475
Cie de Saint-Gobain                   22,505           3,355
Compagnie Generale D'Industrielle
  et de Participattions               34,150           1,364
Eurazeo                               15,050             930
European Aeronautic Defense
  and Space                          159,431           3,138
France Telecom                        10,800             595
Groupe Danone                          8,000           1,044
L'OREAL                                9,600             622
LVMH Moet Hennessy Louis Vuitton      59,400           3,373
Michelin (C.G.D.E.), Cl B             19,500             679
Pechiney                              35,500           1,923
Peugeot                               37,559          10,407
Sanofi-Synthelabo                    110,470           6,788
Schneider Electric                   141,311           8,504
Societe BIC                           14,000             498
Vinci                                 38,250           2,226
Societe Television Francaise 1        40,000           1,305
Suez                                  42,000           1,282
Suez Strip*                            6,000              --
TotalFinaElf                         111,689          16,273
Usinor                               409,600           5,239
Valeo                                157,671           6,816
Vivendi Universal                     92,076           5,877
                                                  ----------
                                                     132,191
                                                  ----------
GERMANY -- 7.0%
Aixtron                               10,200             860
Allianz                               14,723           4,143
Bayerische Motoren Werke              51,200           1,714
DaimlerChrysler                       80,921           3,711
Depfa Deutsche Pfandbriefbank          5,545             384

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            49

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Deutsche Bank                        284,763      $   21,868
Deutsche Lufthansa                   197,920           3,624
Deutsche Telekom                     408,456           8,458
E.ON                                  59,161           2,964
Epcos                                 13,500             830
Infineon Technologies                 28,400             985
Infineon Technologies ADR             15,100             519
Linde                                 44,400           1,912
MAN                                  116,100           2,765
Metro                                 53,600           2,067
Muenchener Rueckversicherungs         58,133          16,014
RWE                                   59,400           2,225
Siemens                               24,450           1,764
Volkswagen                           138,650           6,804
                                                  ----------
                                                      83,611
                                                  ----------
GREECE -- 0.0%
Coca Cola Hellenic Bottling*          17,631             229
                                                  ----------
HONG KONG -- 3.1%
Bank of East Asia                    124,400             288
Cathay Pacific Airways             2,020,000           2,758
Cheung Kong (Holdings)               248,000           2,703
China Mobile Ltd.*                 1,099,100           5,327
China Unicom*                      2,172,000           3,550
CLP Holdings Ltd.                    148,400             615
CNOOC Ltd.*                          141,000             140
Esprit Holdings Ltd.                 308,000             389
Giordano International Ltd.          654,000             371
Hang Seng Bank                       102,100           1,132
Henderson Investment Ltd.            602,000             417
Hong Kong & China Gas                511,500             600
Hong Kong Electric Holdings           69,000             240
Hong Kong Land Holdings              234,000             466
Hutchison Whampoa                    403,600           4,347
Johnson ElectricHoldings           1,295,500           2,251
Legend Holdings Ltd.                 562,000             385
Li & Fung Ltd.                       704,000           1,232
MTR                                  118,500             204
Peregrine Investment Holdings* (A)   236,000              --
Shangri-La Asia Ltd.                 734,000             668
South China Morning Post             478,000             300
Sun Hung Kai Properties Ltd.         501,000           4,673
Swire Pacific Ltd.                   589,000           3,217
Television Broadcasts Ltd.            26,000             129
Wheelock                             260,000             217
                                                  ----------
                                                      36,619
                                                  ----------
IRELAND -- 0.3%
Allied Irish Banks                    85,000             936
CRH                                  111,660           1,938
Irish Life & Permanent                22,700             255
                                                  ----------
                                                       3,129
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ITALY -- 3.5%
Assicurazioni Generali*              318,115      $    9,033
Banca Nazionale Del Lavoro*          900,603           2,931
ENI-Ente Nazionale Idrocarburi*    3,104,157          19,996
Fiat                                  82,121           1,867
Ifil - Finanziaria di Partecipazioni  76,300             495
Italcementi                           68,820             589
Olivetti                             540,000             998
Riunione Adriatica di Sicurta*        78,040             969
Telecom Italia                       189,300             996
TIM                                  585,595           3,397
                                                  ----------
                                                      41,271
                                                  ----------
JAPAN -- 22.9%
Acom Ltd.                                600              49
Aderans                               12,000             424
Advantest                             25,200           2,609
Aiful                                 36,400           3,532
Aisin Seiki Ltd.                       7,000             105
Amano                                 89,000             664
Aruze                                 24,300           1,020
Asahi Kasei                          237,000           1,107
Autobacs Seven Ltd.                   20,000             532
Avex                                  19,300           1,706
Benesse                                6,000             185
Bridgestone                           52,000             554
Canon                                467,000          18,512
Chubu Electric Power                  22,100             426
Chudenko                              41,000             635
Chugai Pharmaceutical Ltd.           173,000           2,788
Circle K Japan Ltd.                   35,500           1,082
Credit Saison Ltd.                    54,000           1,295
CSK                                   37,400             988
Daiichi Pharmaceutical Ltd.           95,000           2,199
Daito Trust Construction Ltd.         72,000           1,418
Daiwa House Industry Ltd.            324,968           2,639
Daiwa Securities Group                83,000             907
Don Quijote Ltd.                      13,800           1,080
FamilyMart                            36,000             639
Fuji Heavy Industries Ltd.           139,000             970
Fuji Photo Film Ltd.                  81,200           3,424
Fuji Soft ABC                          9,300             566
Fuji Television Network                  104             722
Fujikura Ltd.                        274,000           2,122
Fujisawa Pharmaceutical Ltd.*         55,000           1,275
Fujitsu Ltd.                         268,000           3,480
Fujitsu Support and Service            2,200              91
Funai Electric Ltd.                    9,900             768
Furukawa Electric Ltd.               333,000           3,570
Hirose Electric Ltd.                  30,800           2,774
Hitachi Ltd.                         276,000           2,843
Hitachi Metals Ltd.                  160,000             676
Honda Motor Ltd.                     216,000           9,089

--------------------------------------------------------------------------------
50            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Hosiden                               87,000      $    1,977
Hoya                                   7,000             501
Itochu                             1,000,000           3,972
Ito-Yokado Ltd.                       18,000             944
Jafco Ltd.                             6,200             669
Japan Airlines Ltd.                  544,000           1,886
Japan Airport Terminal                80,000             792
Japan Energy                       1,494,000           3,634
JSAT                                     145           1,015
JSR                                  124,000             899
Jusco Ltd.                            79,000           1,755
Kamigumi Ltd.                        197,000             904
Kaneka                               137,000           1,288
KDDI                                     344           1,679
Keyence                                5,800           1,269
Kokusai Securities Ltd.               61,000             488
Konami                                28,000           1,449
Kyocera                               12,600           1,176
Mabuchi Motor Ltd.                    13,300           1,376
Marui Ltd.                            43,000             639
Matsushita Communication IND          15,700             896
Matsushita Electric Industrial Ltd.    61,000          1,119
Matsushita Electric Works            233,000           2,765
Meitec                                17,000             578
Mitsubishi                           250,000           1,986
Mitsubishi Electric                  312,000           1,751
Mitsubishi Heavy Industries Ltd.     520,000           2,214
Mitsubishi Motors*                   339,000           1,207
Mitsui Chemicals                     199,000             916
Mitsui Fudosan Ltd.                  116,000           1,103
Mitsui Ltd.                          153,000           1,010
Mitsui Marine & Fire Insurance       305,000           1,720
Mitsui Mining & Smelting Ltd.        148,000             795
Mitsumi Electric Ltd.                 19,000             350
Mizuho Holding                           869           4,425
Mori Seiki Ltd.                       60,000             548
Murata Manufacturing Ltd.             56,900           4,530
Namco Ltd.                            97,800           2,111
NEC                                  235,000           3,851
NET One Systems                           31             744
Nichicon                              77,300           1,047
Nichiei Ltd. (Kyoto)                 126,600           1,299
Nikko Securities Ltd.                 65,000             528
Nikon                                144,000           1,631
Nintendo Ltd.                         22,500           4,355
Nippon Broadcasting Systems           19,000             720
Nippon System Development Ltd.         7,400             485
Nippon Telegraph & Telephone           1,364           8,449
Nippon Television Network              1,400             455
Nippon Unipac Holding*                   220           1,383
Nissan Motor Ltd.                    854,000           5,793
Nitto Denko                           40,000           1,222
Nomura Securities Ltd.               223,000           4,476
NTT Docomo                               572          10,976


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

Obic Ltd.                              3,300      $      737
Oracle Japan*                         13,000           1,778
Osaka Gas Ltd.                       261,000             841
Promise Ltd.                           6,400             508
Rohm Ltd.                             37,500           6,713
Ryohin Keikaku Ltd.                   56,600           1,327
Sanken Electric Co Ltd.              105,000             543
Sankyo Ltd.                           80,000           1,633
Santen Pharmaceutical Ltd.            66,000           1,266
Secom Ltd.                            26,000           1,516
Seino Transportation                  85,000             469
Sekisui House Ltd.                    78,000             714
Sharp                                241,000           3,454
Shimachu Ltd.                         26,000             370
Shin-Etsu Chemical Ltd.               77,000           2,981
Shionogi Ltd.                         94,000           2,092
Shiseido Ltd.                         60,000             606
SKY Perfect Communications*              484             591
Sony                                  75,700           5,842
Sony ADR                               2,600             203
Sumitomo                             205,000           1,468
Sumitomo Electric Industries Ltd.    271,000           3,622
Sumitomo Marine & Fire                70,000             428
Sumitomo Mitsui Banking               78,000             664
Sumitomo Realty & Developmnt         145,000             766
Sumitomo Special Metals Ltd.          94,000             763
Suzuki Motor                          56,000             683
Taisho Pharmaceutical Ltd.            37,000             744
Taiyo Yuden Ltd.                      34,000           1,044
Takeda Chemical Industries Ltd.       47,000           2,393
Takefuji                              95,300           8,422
TDK                                   27,800           1,598
Teijin Ltd.                           57,000             343
Terumo                                52,000             972
THK Ltd.                              41,000             964
Tokai Rubber Industries               58,000             589
Tokio Marine & Fire Insurance         40,000             420
Tokyo Electron Ltd.                   53,000           3,640
Tokyo Seimitsu Ltd.                    7,400             491
Tokyo Style                           47,000             514
TonenGeneral Sekiyu KK               321,000           2,396
Toppan Forms Ltd.                     36,200             609
Toppan Printing Ltd.                 286,000           3,165
Toray Industries                     225,000           1,013
Tostem                                18,000             314
Toyo Engineering*                    633,000           1,593
Toyo Seikan Kaisha Ltd.               38,000             586
Toyota Motor                           8,700             308
Trend Micro*                          13,000             562
Ube Industries Ltd.                  607,000           1,390
UFJ Holdings*                            179           1,017
Uni-Charm                             12,000             458
Union Tool                             7,800             400
Ushio                                148,000           2,363

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            51

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
Welfide                              106,000      $    1,048
Yahoo Japan*                              26             884
Yamanouchi Pharmaceutical Ltd.        82,000           2,415
Yamatake                              90,000             917
Yokogawa Electric                     98,000             977
                                                  ----------
                                                     272,342
                                                  ----------
MALAYSIA -- 0.0%
Westmont Industries Berhad* (A)      227,000              --
                                                  ----------
MEXICO -- 0.3%
America Movil, Ser L ADR*             68,100           1,389
Telefonos de Mexico, Ser L ADR        68,100           2,349
                                                  ----------
                                                       3,738
                                                  ----------
NETHERLANDS -- 7.7%
ABN Amro Holding                      71,678           1,370
Aegon                                118,129           3,141
Ahold                                 97,562           2,966
ASML Lithography Holding*             83,800           1,936
DSM                                  112,900           4,168
Elsevier                              74,100             911
Gucci Group                           26,303           2,376
Hagemeyer                             36,100             773
Heineken                              42,750           1,730
Heineken Holding, Ser A*              40,375           1,241
ING Groep                            248,721          16,233
KLM*                                  18,000             340
OCE*                                  37,900             471
Philips Electronics                  182,451           5,001
Philips Electronics ADR                9,900             274
Royal Dutch Petroleum                 52,456           3,187
Royal KPN*                         1,178,997          11,022
TNT Post Group                       492,653          10,970
Unilever                              86,271           4,786
Vendex KBB                           102,900           1,365
VNU                                  350,455          13,753
Wolters Kluwer                       160,690           4,135
                                                  ----------
                                                      92,149
                                                  ----------
NEW ZEALAND -- 0.4%
Baycorp Holdings Ltd.                 41,085             196
Fisher & Paykel Industries            23,600              90
Telecom Corporation of New
  Zealand Ltd.                     1,929,700           4,290
Warehouse Group Ltd.                  90,193             206
                                                  ----------
                                                       4,782
                                                  ----------
NORWAY -- 0.4%
Norsk Hydro                          100,000           4,180
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
Portugal Telecom SGPS ADR             66,000      $      527
                                                  ----------
SINGAPORE -- 0.4%
Datacraft Asia Ltd.*                  85,139             383
DBS Group Holdings Ltd.               81,375             652
Fraser & Neave Ltd.                  220,000             839
Oversea-Chinese Banking              170,700           1,029
Overseas Union Bank                   77,000             296
Singapore Airlines Ltd.               19,000             134
Singapore Press Holdings              51,000             550
Singapore Technologies
  Engineering Ltd.                   177,000             251
United Overseas Bank                  75,000             477
Venture MFG (Singapore) Ltd.          29,000             202
                                                  ----------
                                                       4,813
                                                  ----------
SOUTH KOREA -- 1.0%
Korea Telecom ADR                    107,953           2,515
Pohang Iron & Steel ADR               43,131             878
Samsung Electronics GDR (B)            3,606             309
Samsung Electronics GDR               69,496           5,963
SK Telecom ADR                        96,690           1,854
                                                  ----------
                                                      11,519
                                                  ----------
SPAIN -- 2.5%
Acerinox                              52,600           1,650
Aguas de Barcelona (Gen De)           36,940             560
Aguas de Barcelona (Gen De), New*        369               5
Banco Bilbao Vizcaya Argentaria      115,600           1,578
Endesa                                56,485             922
Grupo Dragados                        33,000             414
Inditex*                              32,370             503
Repsol YPF                           658,429          11,753
Telefonica*                          845,714          12,451
Uralita*                              81,200             461
                                                  ----------
                                                      30,297
                                                  ----------
SWEDEN -- 3.2%
Assa Abloy, Cl B                      50,200             765
Atlas Copco, Cl A                    390,824           7,914
Electrolux, Ser B                    457,087           6,750
Foreningssparbanken                   68,600             784
Nordea                                93,600             522
Nordea ADR                         1,226,621           6,810
Securitas, Cl B                      492,451           8,919
Telefonaktiebolaget LM Ericsson,
  Cl B                               694,224           4,417
Telefonaktiebolaget LM Ericsson ADR   25,600             164
Telia                                183,200             970
                                                  ----------
                                                      38,015
                                                  ----------


--------------------------------------------------------------------------------
52            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SWITZERLAND -- 6.4%
Adecco                               148,870      $    8,464
Baloise Holdings                       5,700           5,738
Compagnie Financiere Richemont         1,460           3,585
Credit Suisse Group                   17,526           3,175
Holcim Ltd., Cl B                      8,750           1,822
Nestle                                 1,724           3,569
Novartis                             544,280          20,706
Roche Holding                        110,500           8,346
Schweizerische
  Lebensversicherungs-und
  Rentenanstalt                        7,290           4,953
SGS Societe Generale
  Surveillance Holdings                1,405             303
STMicroelectronics                    66,880           2,381
Swiss Re                                 728           1,412
Swisscom                              13,410           3,270
Syngenta ADR*                            149               1
Syngenta*                            164,291           8,105
UBS                                    3,780             565
                                                  ----------
                                                      76,395
                                                  ----------
TAIWAN -- 0.3%
Taiwan Semiconductor Manufacturing
  Ltd. ADR                           181,049           3,596
Taiwan Semiconductor Manufacturing Ltd.,
  Warrants, expiration 01/28/02*     205,395             542
                                                  ----------
                                                       4,138
                                                  ----------
UNITED KINGDOM -- 19.0%
Alliance Unichem                      72,751             582
Anglo American                        56,400             911
ARM Holdings*                         65,000             312
AstraZeneca                          238,484          11,265
AstraZeneca (SEK)                    118,868           5,609
AstraZeneca ADR                        1,200              57
BAE Systems                        3,510,062          17,452
Barclays                             154,050           4,629
BP Amoco                             151,000           1,334
British Airways                    1,279,474           6,662
British American Tobacco             259,200           1,988
British Telecommunications         1,438,977           8,892
British Telecommunications
  Rights, expiration 06/14/01*       431,693             819
Cable & Wireless                     298,200           1,949
Celltech Group*                       58,600             986
Centrica                           4,078,736          14,152
Colt Telecom Group*                  198,353           2,071
Compass Group*                     1,314,284           9,727
Diageo                               358,141           3,867
Dimension Data Holdings*             165,000             774
Enterprise Oil                       172,800           1,534
George Wimpey                        337,000             996


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
GKN                                   69,900         $   740
GlaxoSmithKline                      582,874          15,832
Granada                              184,550             444
Halifax Group                        170,000           1,932
HSBC Holdings                        525,648           6,556
Iceland Group                        224,500             590
Imperial Tobacco Group                54,000             588
Invensys                             301,500             608
Kelda Group                          115,200             609
Lattice Group                        212,400             407
Lloyds TSB Group                     289,364           2,877
Marks & Spencer                      865,621           3,080
National Grid Group                   66,500             532
Northern Rock                        128,000             936
Nycomed Amersham                     272,600           2,149
Pearson                               48,800             907
Powergen                               1,400              14
Prudential                            91,700           1,042
Rank Group                           196,100             632
Reed International                 1,883,941          16,352
Reuters Group                        120,300           1,683
Royal Bank of Scotland Group         388,596           8,943
Safeway                              294,700           1,606
Severn Trent Water                    73,534             745
Shell Transport & Trading          2,191,419          19,006
Smiths Group                         113,720           1,375
Unilever                           1,116,850           8,512
United Utilities                     647,300           6,115
Vodafone Group                     8,400,003          21,629
WPP Group                            348,700           3,799
                                                  ----------
                                                     226,808
                                                  ----------
Total Foreign Common Stocks (Cost $1,190,072)      1,144,900
                                                  ----------

FOREIGN PREFERRED STOCK -- 0.5%
SAP                                   37,704           5,305
                                                  ----------
Total Foreign Preferred Stock (Cost $5,179)            5,305
                                                  ----------

FOREIGN CONVERTIBLE BONDS -- 0.4%
Capcom
        1.000%, 09/30/05        JPY   79,000             858
Fuji International Finance  Bermuda Trust
        0.250%, 02/01/02        JPY  102,000             655
MBL International Finance Bermuda
        3.000%, 11/30/02            $    347             350
Sanwa International Finance  Bermuda Trust
        1.250%, 08/01/05        JPY  165,000           1,208
TB Finance Ltd.
        2.750%, 10/01/04        JPY  128,000             859

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            53

STATEMENT OF NET ASSETS

International Equity Fund (Concluded)
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   UFJ Holdings (B)
        0.530%, 08/01/14       JPY   123,000      $    1,076
                                                  ----------
Total Foreign Convertible Bonds (Cost $5,656)          5,006
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (C)
        5.850%, 08/30/01              $2,500           2,478
                                                  ----------
Total U.S. Treasury Obligation (Cost $2,463)           2,478
                                                  ----------

REPURCHASE AGREEMENTS -- 1.0%
   Morgan Stanley Dean Witter (D)
     4.090%, dated 05/31/01, matures 06/01/01,
     repurchase price $3,165,477 (collateralized
     by FHLMC Obligations, total
     market value $3,253,340)          3,165           3,165
   State Street
     3.00%, dated 05/31/01, matures 06/01/01,
     repurchase price $8,235,686 (collateralized
     by U.S. Treasury Obligations,
     total market value $8,408,450)    8,235           8,235
                                                  ----------
Total Repurchase Agreements (Cost $11,400)            11,400
                                                  ----------
Total Investments -- 98.2% (Cost $1,214,770)        1,169,089
                                                  ----------
Other Assets and Liabilities, Net -- 1.8%             21,741
                                                  ----------

NET ASSETS:
Fund Shares
  (unlimited authorization -- no par value)
  based on 115,198,019 outstanding shares of
  beneficial interest                              1,305,428
Undistributed net investment income                    6,733
Accumulated net realized loss on investments         (75,684)
Net unrealized depreciation on forward
  foreign currency contracts, foreign
  currency and translation of other
  assets and liabilities
  in foreign currency                                   (468)
Net unrealized depreciation on investments           (45,681)
Net unrealized appreciation on futures contracts         502
                                                  ----------
Total Net Assets -- 100.0%                         $1,190,830
                                                  ==========
Net asset value, offering and redemption
  price per share                                     $10.34
                                                  ==========


--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
*Non-Income Producing Security
(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(B) Securities sold within terms of private placement memorandum, exempt from registration under Section 144A of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in that program or other investors.
(C) Security, or portion thereof, is pledged as collateral on open futures contracts.
(D) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
DE -- Frankfurt Exchange
FHLMC -- Federal Home Loan Mortgage Corporation
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
Ltd. -- Limited
SEK -- Swedish Krona
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
54            SEI Institutional Investments Trust / Annual Report / May 31, 2001

Statement of Assets and Liabilities ($ Thousands)

May 31, 2001

--------------------------------------------------------------------------------
                                                                      CORE FIXED
                                                                     INCOME FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value (Cost $2,065,726)                             $2,109,141
  Merrill Lynch Repurchase agreement at value (cost $352,313)           352,313
  Income receivable                                                      22,011
  Receivable for investment securities sold                             495,080
  Receivable for capital shares sold                                      8,926
  Variation margin receivable                                             1,020
--------------------------------------------------------------------------------
  Total Assets                                                        2,988,491
--------------------------------------------------------------------------------

LIABILITIES:
  Payable for investment securities purchased                           854,619
  Distribution payable                                                       11
  Options written, at value (premiums received $1,498)                    1,379
  Accrued expenses payable                                                  855
  Bank overdraft                                                            153
--------------------------------------------------------------------------------
  Total Liabilities                                                     857,017
--------------------------------------------------------------------------------
Total Net Assets                                                     $2,131,474
--------------------------------------------------------------------------------

NET ASSETS:
Fund Shares
  (unlimited authorization -- no par value)
  based on 203,246,782
  outstanding shares of beneficial interest                          $2,060,508
  Distributions in excess of net investment income                          (17)
  Accumulated net realized gain on investments                           25,493
  Net unrealized appreciation on investments and options                 43,534
  Net unrealized appreciation on futures                                  1,956
--------------------------------------------------------------------------------
Total Net Assets                                                     $2,131,474
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                 $10.49
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            55

Statements of Operations ($ Thousands)

For the year ended May 31, 2001

----------------------------------------------------------------------------------------------------------------------------
                                                          LARGE CAP     LARGE CAP                       CORE   INTERNATIONAL
                                            LARGE CAP         VALUE        GROWTH     SMALL CAP FIXED INCOME          EQUITY
                                                 FUND          FUND          FUND          FUND         FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                $  37,502       $ 5,157       $   807       $ 7,941     $     --       $  25,336
   Interest Income                              3,825           695           575         1,890      146,547           2,344
   Less: Foreign Taxes Withheld                   (72)           (2)           (8)          (10)         (21)         (1,962)
----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                     41,255         5,850         1,374         9,821      146,526          25,718
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                              1,669           137           116           418        1,098             594
   Investment Advisory Fees                    13,354           976           930         5,440        6,615           6,060
   Custodian Fees                                 232            23            23            78          184           1,049
   Transfer Agent Fees                             (3)            9             7             9           26              43
   Professional Fees                               83             7             5            32           91              21
   Registration Fees                              502            85            69           103         (126)             98
   Printing Fees                                  (50)            7             5             6           25              30
   Trustee Fees                                    54             6             6            19           48              12
   Organizational Costs                             3            --            --             3            3               3
   Other Expenses                                  43             7             7            33           88              30
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                              15,887         1,257         1,168         6,141        8,052           7,940
----------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Management Fees                             (1,669)         (137)         (116)         (418)      (1,098)           (594)
   Investment Advisory Fees                    (5,542)         (355)         (402)       (1,216)      (2,986)         (1,658)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                 8,676           765           650         4,507        3,968           5,688
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          32,579         5,085           724         5,314      142,558          20,030
----------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                   (202,526)        1,090       (61,493)       13,533       49,267         (67,944)
   Net Realized Gain (Loss) from
     Futures Contracts                         (4,116)       (2,307)         (635)       (3,393)       7,973          (2,315)
   Net Realized Gain from Options                  --            --            --            --        1,247              --
   Net Realized Loss on Forward
     Foreign Currency Contracts
     and Foreign Currency Transactions             --            --            --            --           --          (1,340)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Options                 (196,759)       24,115       (12,689)       49,547       84,078        (180,641)
   Net Change in Unrealized Appreciation
     on Futures Contracts                       1,586           147            82           725        1,630             600
   Net Change in Unrealized Depreciation
     on Forward Foreign Currency Contracts,
     Foreign Currencies, and Translation of
     Other Assets and
     Liabilities Denominated
     in Foreign Currencies                         --            --            --            --           --            (358)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $(369,236)      $28,130      $(74,011)      $65,726     $286,753       $(231,968)
----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
56            SEI Institutional Investments Trust / Annual Report / May 31, 2001

Statements of Changes in Net Assets ($ Thousands)

For the periods ended May 31,

----------------------------------------------------------------------------------------------------------------------------
                                                                                LARGE CAP                    LARGE CAP
                                                LARGE CAP FUND                  VALUE FUND                 GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
                                               2001        2000            2001         2000(1)        2001          2000(2)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                     $  32,579     $  28,269      $  5,085      $    977     $    724      $    224
  Net Realized Gain (Loss) from Security
    Transactions and Futures Contracts       (206,642)      130,256        (1,217)         (483)     (62,128)       (5,285)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments and Futures
    Contracts                                (195,173)       70,318        24,262         6,369      (12,607)       (8,951)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (Decrease) in
    Net Assets from Operations               (369,236)      228,843       28,130          6,863      (74,011)      (14,012)
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
  Net Investment Income                       (31,551)      (25,350)       (4,855)         (207)        (727)          (84)
  Net Realized Gains                         (146,792)     (111,074)         (188)           --           --            --
----------------------------------------------------------------------------------------------------------------------------
  Total Dividends Distributed                (178,343)     (136,424)       (5,043)         (207)        (727)          (84)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Issued               1,015,232(3)  1,870,462       132,046(3)    228,285      125,488(3)    252,813
  Reinvestment of Distributions               178,043       135,916         5,043           207          727            84
  Cost of Shares Redeemed                    (378,249)     (584,516)      (27,746)      (16,600)     (31,322)       (6,401)
----------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Capital Share Transactions           815,026     1,421,862       109,343       211,892       94,893       246,496
----------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                  267,447     1,514,281       132,430       218,548       20,155       232,400
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                       3,184,226     1,669,945       218,548            --      232,400            --
----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                            $3,451,673    $3,184,226      $350,978      $218,548     $252,555      $232,400
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
  Shares Issued                                59,632(3)     97,353        12,364(3)     22,657       16,390(3)     23,956
  Reinvestment of Distributions                10,080         7,081           485            20           75             8
  Shares Redeemed                             (21,583)      (29,679)       (2,575)       (1,614)      (3,462)         (641)
----------------------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Shares               48,129        74,755        10,274        21,063       13,003        23,323
----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) Commenced Operations January 31, 2000.
(2) Commenced Operations February 28, 2000.
(3) Includes subscriptions as a result of in-kind transfers of securities (see note 10).

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            57

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

----------------------------------------------------------------------------------------------------------------------------
                                                                                   CORE                    INTERNATIONAL
                                                   SMALL CAP FUND           FIXED INCOME FUND               EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
                                                  2001        2000          2001         2000           2001          2000
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                         $ 5,314     $ 3,955    $  142,558     $  92,765    $  20,030     $  10,133
  Net Realized Gain (Loss) from Security
    Transactions, Futures Contracts and Options  10,140      85,041        58,487       (30,676)     (70,259)       87,628
  Net Realized Loss on Forward Foreign Currency
    Contracts and Foreign Currency Transactions      --          --            --            --       (1,340)         (858)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments, Futures
    Contracts and Options                        50,272       4,197        85,708       (26,547)    (180,041)       63,249
  Net Change in Unrealized Depreciation on
    Forward Foreign Currency Contracts, Foreign
    Currencies, and Translation of Other Assets and
    Liabilities Denominated in Foreign Currencies    --          --            --            --         (358)          (70)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (Decrease) in
     Net Assets from Operations                  65,726      93,193       286,753        35,542     (231,968)      160,082
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
  Net Investment Income                          (5,363)     (3,335)     (142,614)      (92,730)     (15,977)      (10,201)
  Net Reailzed Gains                            (91,672)         --            --            --      (69,465)      (32,226)
----------------------------------------------------------------------------------------------------------------------------
  Total Dividends Distributed                   (97,035)     (3,335)     (142,614)      (92,730)     (85,442)      (42,427)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Issued                   154,742     492,463       482,618     1,225,374      360,563       577,332
  Reinvestment of Distributions                  91,758       3,321       142,461        92,493       85,090        42,109
  Cost of Shares Redeemed                      (132,197)   (150,197)     (637,559)     (307,231)    (124,119)     (240,779)
----------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions             114,303     345,587       (12,480)    1,010,636      321,534       378,662
----------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                     82,994     435,445       131,659       953,448        4,124       496,317
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                          774,284     338,839     1,999,815     1,046,367    1,186,706       690,389
----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                               $857,278    $774,284    $2,131,474    $1,999,815   $1,190,830    $1,186,706
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
  Shares Issued                                  11,734      37,702        47,068       123,056       31,177        42,090
  Reinvestment of Distributions                   7,443         252        13,864         9,314        7,321         3,057
  Shares Redeemed                               (10,018)    (11,133)      (61,426)      (30,965)     (10,479)      (17,603)
----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Capital Shares       9,159      26,821          (494)      101,405       28,019        27,544
----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
58            SEI Institutional Investments Trust / Annual Report / May 31, 2001

Financial Highlights


For the periods ended May 31,
For a Share Outstanding Throughout the Periods



                                               NET
                     NET              REALIZED AND                DISTRIBUTIONS                                 NET
                   ASSET                UNREALIZED  DISTRIBUTIONS          FROM                              ASSETS        RATIO
                  VALUE,        NET          GAINS       FROM NET      REALIZED    NET ASSET                    END  OF EXPENSES
               BEGINNING INVESTMENT       (LOSSES)     INVESTMENT       CAPITAL   VALUE, END    TOTAL     OF PERIOD   TO AVERAGE
               OF PERIOD     INCOME  ON SECURITIES         INCOME         GAINS    OF PERIOD   RETURN ($ THOUSANDS)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
   2001           $19.48      $0.17         $(2.35)       $(0.17)        $(0.82)     $16.31    (11.54)%  $3,451,673        0.26%
   2000            18.82       0.20           1.48         (0.19)         (0.83)      19.48      9.10     3,184,226        0.26
   1999            16.35       0.20           2.88         (0.20)         (0.41)      18.82     19.40     1,669,945        0.26
   1998            12.66       0.18           3.98         (0.18)         (0.29)      16.35     33.36     1,149,337        0.32
   1997(1)         10.00       0.17           2.63         (0.14)            --       12.66     28.22       438,818        0.34
LARGE CAP VALUE FUND
   2001           $10.38      $0.19         $ 0.84        $(0.20)        $(0.01)     $11.20     10.04%   $  350,978        0.28%
   2000(2)         10.00       0.06           0.34         (0.02)            --       10.38      4.00       218,548        0.28
LARGE CAP GROWTH FUND
   2001           $ 9.96      $0.03         $(3.01)       $(0.03)        $   --      $ 6.95    (30.08)%  $  252,555        0.28%
   2000(3)         10.00       0.01          (0.04)        (0.01)            --        9.96     (0.24)      232,400        0.28
SMALL CAP FUND
   2001           $13.66      $0.08         $ 0.96        $(0.09)        $(1.59)     $13.02      8.39%   $  857,278        0.54%
   2000            11.35       0.09           2.30         (0.08)            --       13.66     21.06       774,284        0.53
   1999            13.12       0.03          (0.89)        (0.04)         (0.87)      11.35     (5.81)      338,839        0.54
   1998            10.86       0.07           2.78         (0.07)         (0.52)      13.12     26.68       302,355        0.59
   1997(1)         10.00       0.06           0.85         (0.05)            --       10.86      9.18       123,941        0.60
CORE FIXED INCOME FUND
   2001           $ 9.82      $0.66         $ 0.67        $(0.66)        $   --      $10.49     13.92%   $2,131,474        0.18%
   2000            10.22       0.61          (0.40)        (0.61)            --        9.82      2.07     1,999,815        0.18
   1999            10.57       0.62          (0.18)        (0.63)         (0.16)      10.22      4.15     1,046,367        0.18
   1998            10.13       0.64           0.50         (0.64)         (0.06)      10.57     11.60       763,236        0.20
   1997(1)         10.00       0.64           0.17         (0.64)         (0.04)      10.13      8.28       349,304        0.21
INTERNATIONAL EQUITY FUND
   2001           $13.61      $0.17         $(2.56)       $(0.16)        $(0.72)     $10.34    (18.21)%  $1,190,830        0.48%
   2000            11.58       0.24           2.40         (0.14)         (0.47)      13.61     22.82     1,186,706        0.43
   1999            11.35       0.10           0.65         (0.17)         (0.35)      11.58      6.93       690,389        0.43
   1998            10.69       0.19           0.86         (0.16)         (0.23)      11.35     10.40       554,421        0.53
   1997(1)         10.00       0.14           0.61         (0.05)         (0.01)      10.69      7.56       384,663        0.63



                                             RATIO OF NET
                                   RATIO OF    INVESTMENT
                     RATIO OF      EXPENSES        INCOME
               NET INVESTMENT    TO AVERAGE    TO AVERAGE
                       INCOME    NET ASSETS    NET ASSETS  PORTFOLIO
                   TO AVERAGE    (EXCLUDING    (EXCLUDING   TURNOVER
                   NET ASSETS      WAIVERS)      WAIVERS)       RATE
----------------------------------------------------------------------
LARGE CAP FUND
   2001               0.98%          0.48%       0.76%        107%
   2000               1.12           0.48        0.90          64
   1999               1.16           0.48        0.94          60
   1998               1.28           0.50        1.10          72
   1997(1)            1.65           0.53        1.46          71
LARGE CAP VALUE FUND
   2001               1.86%          0.46%       1.68%        104%
   2000(2)            2.47           0.46        2.29          21
LARGE CAP GROWTH FUND
   2001               0.31%          0.50%       0.09%        107%
   2000(3)            0.58           0.51        0.35          13
SMALL CAP FUND
   2001               0.63%          0.73%       0.44%        154%
   2000               0.73           0.73        0.53         159
   1999               0.33           0.73        0.14         154
   1998               0.61           0.75        0.45         120
   1997(1)            0.70           0.79        0.51         163
CORE FIXED INCOME FUND
   2001               6.47%          0.37%       6.28%        399%
   2000               6.20           0.40        5.98         383
   1999               5.81           0.41        5.58         393
   1998               6.13           0.41        5.92         324
   1997(1)            6.60           0.42        6.39         194
INTERNATIONAL EQUITY FUND
   2001               1.68%          0.67%       1.49%         71%
   2000               1.08           0.64        0.87          74
   1999               1.40           0.66        1.17          82
   1998               2.21           0.70        2.04         109
   1997(1)            1.73           0.82        1.54         120
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 14, 1996. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 2000. All ratios for the period have been annualized.
(3) Commenced operations on February 28, 2000. All ratios for the period have been annualized.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            59

Notes to Financial Statements

1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with nine funds: The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the col-lateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

--------------------------------------------------------------------------------
60            SEI Institutional Investments Trust / Annual Report / May 31, 2001

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended May 31, 2001. The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, and International Equity Fund's investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

OPTION SELLING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, and International Equity Funds may also invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Core Fixed Income Fund enters into mortgage dollar rolls (principally in securities referred to as TBA's or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, and the Small Cap Fund; declared daily and paid monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            61

NOTES TO FINANCIAL STATEMENTS


Accordingly, the following permanent differences primarily attributable to gains on passive foreign investment companies and certain foreign currency related transactions, have been reclassified to/from the following accounts as of May 31, 2001:

--------------------------------------------------------------------------------
                               Undistributed     Accumulated
                              Net Investment        Realized
                               Income (Loss)     Gain (Loss)
                               ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Small Cap Fund                         $ (1)           $  1
International Equity Fund              (909)            909

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of .05% of the average daily net assets of each Fund. The Manager has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager. The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets. The Adviser has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Adviser. SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                   Currently Managing
                                       Date of     a Portion of Fund
Investment Sub-Adviser               Agreement                 (Y/N)
--------------------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management L.P.      06/14/96               Y
Deutsche Asset Management             02/20/01               Y
Duncan-Hurst Capital Management       12/12/00               Y
Iridian Asset Management LLC          09/18/00               Y
LSV Asset Management                  06/14/96               Y
Peregrine Capital Management          12/07/00               Y
Provident Investment Counsel, Inc.    06/14/96               Y
Sanford C. Bernstein & Co.            12/15/97               Y

LARGE CAP VALUE FUND
Deutsche Asset Management             02/20/01               Y
Iridian Asset Management LLC          09/18/00               Y
LSV Asset Management                  06/22/99               Y
Sanford C. Bernstein & Co.            06/22/99               Y

LARGE CAP GROWTH FUND
Alliance Capital Management L.P.      06/22/99               Y
Duncan-Hurst Capital Management       12/12/00               Y
Peregrine Capital Management          12/07/00               Y
Provident Investment Counsel, Inc.    06/22/99               Y

SMALL CAP FUND
Artisan Partners Limited Partnership  03/26/99               Y
Boston Partners Asset Management LP   06/14/96               Y
Chartwell Investment Partners         08/18/00               Y
LSV Asset Management                  05/01/97               Y
Mazama Capital Management, LLC        12/13/99               Y
McKinley Capital Management, Inc.     10/30/00               Y
Nicholas-Applegate Capital
   Management, Inc.                   06/14/96               N

--------------------------------------------------------------------------------
62            SEI Institutional Investments Trust / Annual Report / May 31, 2001

--------------------------------------------------------------------------------
                                                  Currently Managing
                                       Date of     a Portion of Fund
Investment Sub-Adviser               Agreement                 (Y/N)
--------------------------------------------------------------------------------
SMALL CAP FUND (CONTINUED)
RS Investment Management              09/30/98               Y
Sawgrass Asset Management, LLC        03/30/99               Y
Security Capital Group, Inc.          09/14/99               Y
Sterling Capital Management           12/08/00               Y
Wall Street Associates                06/14/96               N

CORE FIXED INCOME FUND
Black Rock, Inc.                      06/14/96               Y
Robert W. Baird & Co., Inc.           03/31/00               Y
Western Asset Management Company      06/14/96               Y

INTERNATIONAL EQUITY FUND
Acadian Asset Management, Inc.        06/14/96               Y
BlackRock International Ltd.          12/13/99               Y
Capital Guardian Trust Company        06/29/98               Y
Jardine Fleming International
   Management, Inc.                   10/11/00               Y
Martin Currie Inc.                    09/28/00               Y
Oechsle International Advisors, LLC   06/22/99               Y


4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds (with the exception of the Large Cap Value and Large Cap Growth Funds) and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.

Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended May 31, 2001 were $272,876.

5. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The forward foreign currency contracts outstanding at May 31, 2001 are as follows:
--------------------------------------------------------------------------------
                                                           In       Unrealized
    Maturity                      Contracts to       Exchange     Appreciation
     Dates                   (Deliver) Receive            For    (Depreciation)
--------------------------------------------------------------------------------
International Equity Fund:
FOREIGN CURRENCY SALES:
6/4/01-6/5/01              GBP       (335,113)      $(475,473)      $    (575)
6/1/01-6/5/01              JPY    (12,731,056)       (106,097)         (1,052)
                                                    ---------       ---------
                                                    $(581,570)      $  (1,627)
                                                    ---------       ---------

OREIGN CURRENCY PURCHASES:
6/1/01                     EUR         14,385       $  12,291       $     (99)
6/15/01                    GBP        354,909         505,674          (1,677)
6/4/01-6/5/01              JPY      8,764,978          73,093             677
6/1/01-6/5/01              SGD        131,201          72,546             (10)
                                                    ---------       ---------
                                                    $ 663,604       $  (1,109)
                                                    ---------       ---------
                                                                    $  (2,736)
                                                                    ----------

CURRENCY LEGEND
EUR   Euro Dollar
GBP   British Pound Sterling
JPY   Japanese Yen
SGD   Singapore Dollar

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended May 31, 2001, are as follows:
--------------------------------------------------------------------------------
                       U.S. Gov't         Other         Total
                    ($ Thousands) ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                    --      $4,149,206    $4,149,206
Sales                        --       3,493,674     3,493,674

LARGE CAP VALUE FUND
Purchases                    --         371,875       371,875
Sales                        --         272,944       272,944

LARGE CAP GROWTH FUND
Purchases                    --         327,520       327,520
Sales                        --         238,192       238,192

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001         63

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                       U.S. Gov't         Other         Total
                    ($ Thousands) ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
SMALL CAP FUND
Purchases                     --      1,276,639    1,276,639
Sales                         --      1,246,032    1,246,032

 CORE FIXED INCOME FUND
Purchases             $7,779,025        478,781    8,257,806
Sales                  7,722,806        398,170    8,120,976

 INTERNATIONAL EQUITY FUND
Purchases                     --      1,072,948    1,072,948
Sales                         --        819,393      819,393

For Federal income tax purposes, the cost of securities owned at May 31, 2001, and the net realized gains or losses on securities sold for the period was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation on investments, futures contracts and options held by the Funds at May 31, 2001, are as follows:

-------------------------------------------------------------------------------------
                                                Book Net
                                              Unrealized         Less:       Tax Net
                 Appreciated  Depreciated   Appreciation     Tax Basis  Appreciation
                  Securities   Securities (Depreciation)   Adjustments (Depreciation)
               ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------
Large Cap Fund     $513,788     $(207,388)     $306,400      $152,467       $153,933

Large Cap
  Value Fund         42,481       (11,850)       30,631         3,262         27,369

Large Cap
  Growth Fund        16,533       (38,091)      (21,558)       24,340        (45,898)

Small Cap Fund      151,353       (67,612)       83,741        24,329         59,412

Core Fixed
  Income Fund        65,244       (19,754)       45,490         2,007         43,483

International
  Equity Fund        84,301      (129,480)      (45,179)       18,319        (63,498)


Subsequent to October 31, 2000, the following Funds had recognized net capital losses that have been deferred to 2001 for tax purposes and can be used to offset future capital gains at May 31, 2002. The Funds also had capital loss carryforwards at May 31, 2001, that can be used to offset future capital gains.

--------------------------------------------------------------------------------
                        Post 10/31/00     Capital Loss
                              Capital       Carryovers
                        Loss Deferral    Expiring 2009
                        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund               $129,119         $    --
Large Cap Value Fund               39              --
Large Cap Growth Fund          30,100          12,799
International Equity Fund      53,695           3,669

During the fiscal year ended May 31, 2001, the Core Fixed Income Fund utilized capital loss carryforwards of $17,518,382 to offset capital gains.

7. CONCENTRATION OF RISKS

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. FUTURES CONTRACTS
The following Funds had Long (Short) futures contracts open as of May 31, 2001:

--------------------------------------------------------------------------------
                      Number        Contract                    Unrealized
Contract                  of           Value                   Gain (Loss)
Description        Contracts    ($Thousands)     Expiration  ($Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
S&P 500                   51        $14,588       June 2001      $1,444

LARGE CAP VALUE FUND
S&P 500                   51         15,880       June 2001         152

LARGE CAP GROWTH FUND
S&P 500                   27          8,313       June 2001         174

SMALL CAP FUND
Russell 2000              58         13,720       June 2001         695

CORE FIXED INCOME FUND
U.S. 10 Year Agency      450         45,505       June 2001        (927)
90 Day Euro$ Future       (3)          (700)      June 2001         (21)
90 Day Euro$ Future        3            697       June 2001          24
U.S. 5 Year Note (CBT)   742         77,350       June 2001        (158)
U.S. 5 Year Note (CBT)  (742)       (77,704)      June 2001         513
U.S. 5 Year Note (CBT)  (152)       (16,014)      June 2001         202
Mortgage Future          161         16,222       June 2001           1
U.S. 10 Year Note       (145)       (15,047)      June 2001          12
U.S. 10 Year Note        177         18,509       June 2001        (156)
U.S. 10 Year Note       (225)       (23,918)      June 2001         589
U.S. Long Bond (CBT)      49          4,911       June 2001          (2)
U.S. Long Bond (CBT)    (367)       (38,701)      June 2001       1,932
U.S. Long Bond (CBT)     372         39,282       June 2001      (2,012)
U.S. 10 Year Agency     (181)       (17,714) September 2001        (103)
U.S. 10 Year Agency      498         48,737  September 2001         285
U.S. 5 Year Note (CBT)   148         15,219  September 2001          75
U.S. 5 Year Note (CBT)   (36)        (3,713) September 2001          (8)
U.S. 10 Year Note        (22)        (2,254) September 2001          (8)
U.S. Long Bond (CBT)       6            597  September 2001           1
90 Day Euro$ Future     (843)      (197,718)  December 2001      (4,169)
90 Day Euro$ Future      843        196,002   December 2001       5,886
                                                                -------
                                                                $ 1,956
                                                                -------

INTERNATIONAL EQUITY FUND
DJ Euro Stoxx             90          3,276       June 2001         277
FTSE Index                24          1,916       June 2001          68
Hang Seng Index            2            172       June 2001          (2)
SPI Index                  8            311       June 2001          17
Topix Index               17          1,675       June 2001         142
                                                                -------
                                                                $   502
                                                                -------

--------------------------------------------------------------------------------
64            SEI Institutional Investments Trust / Annual Report / May 31, 2001

9. WRITTEN OPTIONS TRANSACTIONS
Written option transactions entered into during the year ending May 31, 2001 are summarized as follows:
--------------------------------------------------------------------------------
                           Core Fixed Income
--------------------------------------------------------------------------------
                                                      Premium
                              # of Contracts      ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period       --         $    --
Written                          23,012,043           7,223
Expired                              (4,077)         (1,942)
Exercised                                --              --
Closing Buys                    (23,005,743)         (3,783)
--------------------------------------------------------------------------------
Balance at end of period              2,223         $ 1,498
--------------------------------------------------------------------------------

The Core Fixed Income Fund had the following written options open at May 31, 2001:

--------------------------------------------------------------------------------
                                                      Market Value
                                        Contracts     ($ Thousands)
--------------------------------------------------------------------------------
Written Options
September 2001 10YR U.S. T-Note Future Call (500)        $  (203)
   Exercise Price $106
September 2001 10YR U.S. T-Note Future Put  (153)           (110)
   Exercise Price $101
September 2001 U.S. Long Bond Call          (392)           (178)
   Exercise Price $104
September 2001 U.S. T-Note Future Call      (741)           (683)
   Exercise Price $104
September 2001 U.S. T-Note Future Put       (437)           (205)
   Exercise Price $100
                                                         -------
Total Options (Premiums $1,498)                          $(1,379)
                                                         =======

10. IN-KIND TRANSFERS OF SECURITIES
During the year ended May 31, 2001, the Large Cap, Large Cap Value and the Large Cap Growth Funds issued shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of the transaction.

--------------------------------------------------------------------------------
                              Shares Issued           Value
--------------------------------------------------------------------------------
Large Cap Fund
      04/06/01                    2,268,162     $33,591,485
Large Cap Value Fund
      01/03/01                    2,350,252      25,312,215
      04/19/01                      432,899       4,696,955
      05/10/01                      130,864       1,434,266
Large Cap Growth Fund
      01/03/01                    1,808,057      14,012,442
      04/19/01                      860,612       5,998,468
      05/10/01                      195,935       1,379,380

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            65

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2001


Notice to Shareholders (Unaudited)

For shareholders that do not have a May 31, 2001, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2001, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2001, the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                             (A)            (B)
                          LONG TERM      ORDINARY
                        CAPITAL GAINS     INCOME            TOTAL
                        DISTRIBUTIONS  DISTRIBUTIONS    DISTRIBUTIONS
PORTFOLIO                (TAX BASIS)    (TAX BASIS)      (TAX BASIS)
Large Cap Fund                65%            35%             100%
Large Cap Value Fund           0%           100%             100%
Large Cap Growth Fund          0%           100%             100%
Small Cap Fund                17%            83%             100%
Core Fixed Income Fund         0%           100%             100%
International Equity Fund     52%            48%             100%

                             (C)            (D)              (E)
                         QUALIFYING      TAX-EXEMPT        FOREIGN
PORTFOLIO               DIVIDENDS(1)      INTEREST        TAX CREDIT
Large Cap Fund               100%             0%               0%
Large Cap Value Fund          81%             0%               0%
Large Cap Growth Fund        100%             0%               0%
Small Cap Fund                13%             0%               0%
Core Fixed Income Fund        N/A             0%               0%
International Equity Fund      0%             0%               5%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) See attached notice which details the per share amount of foreign taxes paid by country and the per share amount of each dividend that represents income derived from sources within each country.

Items (A) and (B) are based on the percentage of each fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each fund.
Item (D) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

--------------------------------------------------------------------------------
66            SEI Institutional Investments Trust / Annual Report / May 31, 2001

NOTES

NOTES

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2001


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS



SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-140 (7/01)